UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

March 31, 2018

Loomis Sayles Global Allocation Fund

(formerly Loomis Sayles Global Equity and Income Fund)

Loomis Sayles Growth Fund

Loomis Sayles Value Fund

LOOMIS SAYLES GLOBAL ALLOCATION FUND

(formerly Loomis Sayles Global Equity and Income Fund)

Managers	Symbols
Daniel J. Fuss, CFA®, CIC	Class A LGMAX
Eileen N. Riley, CFA®	Class C LGMCX
David W. Rolley, CFA®	Class N LGMNX
Lee M. Rosenbaum	Class Y LSWWX
Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high total investment return through a combination of capital appreciation and current income.

1  |

Average Annual Total Returns — March 31, 20184

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 5/1/96)
NAV	6.24%	17.06%	8.82%	7.90%	—%	0.93%	0.93%

Class A (Inception 2/1/06)
NAV	6.14	16.80	8.55	7.63	—	1.18	1.18
With 5.75% Maximum Sales Charge	0.03	10.07	7.28	6.99	—

Class C (Inception 2/1/06)
NAV	5.75	15.93	7.74	6.83	—	1.93	1.93
With CDSC[1]	4.75	14.93	7.74	6.83	—

Class N (Inception 2/1/17)
NAV	6.30	17.07	—	—	17.29	0.87	0.87

Comparative Performance
MSCI ACWI (Net)[2]	4.71	14.85	9.20	5.57	16.54
Blended Index[3]	3.86	11.71	6.18	4.65	12.67

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3	The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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LOOMIS SAYLES GROWTH FUND

Manager	Symbols
Aziz V. Hamzaogullari, CFA®	Class A LGRRX
Loomis, Sayles & Company, L.P.	Class C LGRCX
Class N LGRNX
Class Y LSGRX

Investment Goal

The Fund seeks long-term growth of capital.

3  |

Average Annual Total Returns — March 31, 20183

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 5/16/91)
NAV	6.85%	23.04%	16.37%	10.02%	—%	0.66%	0.66%

Class A (Inception 12/31/96)
NAV	6.77	22.78	16.10	9.71	—	0.91	0.91
With 5.75% Maximum Sales Charge	0.61	15.76	14.74	9.07	—

Class C (Inception 9/12/03)
NAV	6.37	21.83	15.21	8.90	—	1.66	1.66
With CDSC[1]	5.37	20.83	15.21	8.90	—

Class N (Inception 2/1/13)
NAV	6.93	23.13	16.37	—	16.24	0.58	0.58

Comparative Performance
Russell 1000® Growth Index[2]	9.39	21.25	15.53	11.34	15.91

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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LOOMIS SAYLES VALUE FUND

Manager	Symbols
Arthur J. Barry, CFA®	Class A	LSVRX
Loomis, Sayles & Company, L.P.	Class C	LSCVX
	Class N	LSVNX
	Class Y	LSGIX
	Admin Class	LSAVX

Investment Goal

The Fund seeks long-term growth of capital and income.

5  |

Average Annual Total Returns — March 31, 20184

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 5/13/91)
NAV	2.75%	8.26%	9.93%	7.33%	—%	0.71%	0.71%

Class A (Inception 6/30/06)
NAV	2.60	7.93	9.65	7.04	—	0.96	0.96
With 5.75% Maximum Sales Charge	-3.30	1.72	8.36	6.41	—

Class C (Inception 6/1/07)
NAV	2.23	7.13	8.83	6.25	—	1.71	1.71
With CDSC[2]	1.33	6.18	8.83	6.25	—

Class N (Inception 2/1/13)
NAV	2.85	8.42	10.07	—	10.64	0.58	0.58

Admin Class (Inception 2/1/10)[1]
NAV	2.47	7.66	9.33	6.76	—	1.21	1.21

Comparative Performance
Russell 1000® Value Index[3]	2.34	6.95	10.78	7.78	11.39

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2017 through March 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period row as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES GLOBAL ALLOCATION FUND	BEGINNING ACCOUNT VALUE 10/1/2017	ENDING ACCOUNT VALUE 3/31/2018	EXPENSES PAID DURING PERIOD* 10/1/2017 – 3/31/2018
Class A
Actual	$1,000.00	$1,061.40	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.89
Class C
Actual	$1,000.00	$1,057.50	$9.85
Hypothetical (5% return before expenses)	$1,000.00	$1,015.36	$9.65
Class N
Actual	$1,000.00	$1,063.00	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23
Class Y
Actual	$1,000.00	$1,062.40	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio: 1.17%, 1.92%, 0.84% and 0.92% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2017	ENDING ACCOUNT VALUE 3/31/2018	EXPENSES PAID DURING PERIOD* 10/1/2017 – 3/31/2018
Class A
Actual	$1,000.00	$1,067.70	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53
Class C
Actual	$1,000.00	$1,063.70	$8.49
Hypothetical (5% return before expenses)	$1,000.00	$1,016.70	$8.30
Class N
Actual	$1,000.00	$1,069.30	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87
Class Y
Actual	$1,000.00	$1,068.50	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.65%, 0.57% and 0.65% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

9  |

LOOMIS SAYLES VALUE FUND	BEGINNING ACCOUNT VALUE 10/1/2017	ENDING ACCOUNT VALUE 3/31/2018	EXPENSES PAID DURING PERIOD* 10/1/2017 – 3/31/2018
Class A
Actual	$1,000.00	$1,026.00	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99
Class C
Actual	$1,000.00	$1,022.30	$8.77
Hypothetical (5% return before expenses)	$1,000.00	$1,016.26	$8.75
Class N
Actual	$1,000.00	$1,028.50	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02
Class Y
Actual	$1,000.00	$1,027.50	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68
Admin Class
Actual	$1,000.00	$1,024.70	$6.26
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24

*	Expenses are equal to the Fund’s annualized expense ratio: 0.99%, 1.74%, 0.60%, 0.73% and 1.24% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund*

Shares	Description	Value (†)
Common Stocks — 65.3% of Net Assets
	Belgium — 0.5%
92,887	Anheuser-Busch InBev S.A.	$10,212,621

	Canada — 1.6%
554,200	CGI Group, Inc., Class A(a)	31,961,082

	China — 3.4%
381,591	Alibaba Group Holding Ltd., Sponsored ADR(a)	70,037,212

	France — 1.5%
258,588	Thales S.A.	31,502,058

	Hong Kong — 2.9%
6,949,000	AIA Group Ltd.	59,404,748

	India — 0.8%
577,154	HDFC Bank Ltd.	17,195,479

	Japan — 1.1%
473,087	Nomura Research Institute Ltd.	22,408,331

	Sweden — 2.4%
987,688	Assa Abloy AB	21,408,568
638,539	Atlas Copco AB, A Shares	27,732,880

		49,141,448

	Switzerland — 4.3%
177,820	Dufry AG, (Registered)(a)	23,356,616
24,078	Geberit AG, (Registered)	10,647,829
496,771	Nestle S.A., (Registered)	39,265,519
115,098	Temenos Group AG, (Registered)	13,801,317

		87,071,281

	United Kingdom — 4.6%
1,159,210	Halma PLC	19,188,699
9,885,973	Legal & General Group PLC	35,819,359
451,220	London Stock Exchange Group PLC	26,126,877
146,535	Reckitt Benckiser Group PLC	12,368,702

		93,503,637

	United States — 42.2%
197,560	Accenture PLC, Class A	30,325,460
38,643	Alphabet, Inc., Class A(a)	40,078,201
22,721	Alphabet, Inc., Class C(a)	23,443,301
32,059	Amazon.com, Inc.(a)	46,400,273
4,058	Arconic, Inc.	93,496
8,217	Booking Holdings, Inc.(a)	17,094,565
541,408	CBRE Group, Inc., Class A(a)	25,565,286
199,193	Colgate-Palmolive Co.	14,278,154
464,425	Danaher Corp.	45,471,852
670	Dex Media, Inc.(a)(b)	5,728
189,176	EOG Resources, Inc.	19,914,557
309,090	Facebook, Inc., Class A(a)	49,389,491

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Shares	Description	Value (†)
	United States — continued
158,608	Goldman Sachs Group, Inc. (The)	$39,947,011
783	Hawaiian Telcom Holdco, Inc.(a)	20,890
494,057	Intercontinental Exchange, Inc.	35,829,014
239,617	LyondellBasell Industries NV, Class A	25,322,725
201,258	M&T Bank Corp.	37,103,925
384,662	Marriott International, Inc., Class A	52,306,339
273,732	McCormick & Co., Inc.	29,122,347
22,728	Mettler-Toledo International, Inc.(a)	13,069,282
145,702	Northrop Grumman Corp.	50,867,482
227,904	Roper Technologies, Inc.	63,970,374
179,993	S&P Global, Inc.	34,389,463
147,151	Sherwin-Williams Co. (The)	57,700,850
335,290	Texas Instruments, Inc.	34,833,278
145,658	Travelers Cos., Inc. (The)	20,226,070
67,915	Tyler Technologies, Inc.(a)	14,327,348
186,701	UnitedHealth Group, Inc.	39,954,014

		861,050,776

	Total Common Stocks (Identified Cost $952,839,013)	1,333,488,673

Principal Amount (‡)
Bonds and Notes — 26.9%
Non-Convertible Bonds — 26.4%
	Argentina — 0.3%
8,410,000	Argentine Bonos del Tesoro, 21.200%, 9/19/2018, (ARS)	412,013
775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	861,792
535,000	Republic of Argentina, 6.875%, 4/22/2021	567,100
1,390,000	Republic of Argentina, 7.625%, 4/22/2046	1,381,312
1,270,000	YPF S.A., 8.750%, 4/04/2024, 144A	1,415,415
17,745,000	YPF S.A., 16.500%, 5/09/2022, 144A, (ARS)	823,085

		5,460,717

	Australia — 0.3%
1,675,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(c)	1,479,092
970,000	Commonwealth Bank of Australia, 1.375%, 9/06/2018, 144A(c)	964,638
1,150,000	Commonwealth Bank of Australia, 2.250%, 3/10/2020, 144A(c)	1,133,762
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(c)	631,656
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	114,853
935,000	National Australia Bank, 2.500%, 1/12/2021(c)	919,769
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	92,427

		5,336,197

	Belgium — 0.1%
1,040,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 2/01/2026	1,033,811
440,000	Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	442,262

		1,476,073

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	Brazil — 0.9%
$800,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	$834,400
8,500(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	2,673,283
2,250(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	699,535
8,815(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	2,802,363
2,300(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	719,843
1,085,000	Brazilian Government International Bond, 4.625%, 1/13/2028	1,063,300
2,300,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(c)	684,751
1,000,000	CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	953,500
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	400,000
1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(c)	1,128,182
915,000	Itau Unibanco Holding S.A., 2.850%, 5/26/2018, 144A	914,561
1,045,000	Klabin Finance S.A., 5.250%, 7/16/2024	1,061,981
1,825,000	Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	1,806,750
300,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	295,050
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	581,038
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	520,000
850,000	Vale S.A., 5.625%, 9/11/2042(c)	897,175

		18,035,712

	Canada — 1.9%
459,194	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(c)	464,792
895,000	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(c)	858,457
505,000	Alimentation Couche-Tard, Inc., 3.550%, 7/26/2027, 144A	484,915
815,000	Bank of Montreal, 1.750%, 6/15/2021, 144A(c)	786,483
3,000,000	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(c)	2,315,776
5,720,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(c)	4,199,195
15,925,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)(c)	12,367,941
970,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019(c)	953,754
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(c)	977,253
430,000	Enbridge, Inc., 2.900%, 7/15/2022	417,167
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(c)	688,337
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(c)	1,030,935
6,165,000	Province of Ontario Canada, 1.250%, 6/17/2019(c)	6,080,909
7,200,000	Province of Ontario Canada, 1.875%, 5/21/2020(c)	7,085,345
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)(c)	486,175

		39,197,434

	Chile — 0.4%
815,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.500%, 3/01/2026, (CLP)(c)	1,354,453
1,250,000	Corp. Nacional del Cobre de Chile, 3.625%, 8/01/2027, 144A(c)	1,214,112
1,160,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(c)	1,208,174
250,000	Engie Energia Chile S.A., 5.625%, 1/15/2021, 144A	263,237
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(c)	816,602

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	Chile — continued
$240,000	Latam Airlines Group S.A., 7.250%, 6/09/2020, 144A	$253,121
506,257	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	492,588
950,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	993,937
935,000	Republic of Chile, 3.240%, 2/06/2028(c)	916,767
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(c)	1,129,504

		8,642,495

	China — 0.3%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(c)	873,176
700,000	Baidu, Inc., 3.250%, 8/06/2018(c)	700,873
795,000	Baidu, Inc., 3.875%, 9/29/2023	795,803
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(c)	411,473
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(c)	883,814
985,000	Sinopec Group Overseas Development 2017 Ltd., 2.375%, 4/12/2020, 144A(c)	970,156
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(c)	487,272

		5,122,567

	Colombia — 0.2%
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	473,325
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)(c)	791,332
575,000	Republic of Colombia, 3.875%, 4/25/2027	567,525
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	75,174
6,150,000,000	Titulos De Tesoreria, 7.500%, 8/26/2026, (COP)(c)	2,360,860

		4,268,216

	Dominican Republic — 0.1%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,450,298
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	621,818
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	501,500

		2,573,616

	France — 0.6%
970,000	Air Liquide Finance S.A., 1.375%, 9/27/2019, 144A(c)	950,057
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	317,908
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	204,366
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500%, (GBP)(d)	630,942
735,000	Danone S.A., 1.691%, 10/30/2019, 144A(c)	720,221
500,000	Dexia Credit Local S.A., 2.250%, 2/18/2020, 144A(c)	496,300
1,100,000	Electricite de France SA, (fixed rate to 1/29/2026, variable rate thereafter), 6.000%, (GBP)(d)	1,604,775
3,980,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)(c)	6,043,632
205,000	Societe Generale S.A., 4.000%, 1/12/2027, 144A	203,149
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(c)	1,027,374
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750%, (EUR)(d)	645,838

		12,844,562

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	Germany — 0.1%
500,000	Allianz SE, (fixed rate to 7/07/2025, variable rate thereafter), 2.241%, 7/07/2045, (EUR)(c)	$625,073
235,000	Commerzbank AG, EMTN, 4.000%, 3/23/2026, (EUR)	321,870
675,000	Daimler Finance North America LLC, 1.750%, 10/30/2019, 144A(c)	662,571
200,000	Deutsche Bank AG, EMTN, 4.500%, 5/19/2026, (EUR)	270,376
380,000	Deutsche Telekom International Finance BV, 2.820%, 1/19/2022, 144A	373,289

		2,253,179

	Greece — 0.1%
1,310,000	Hellenic Republic Government Bond, 3.750%, 1/30/2028, (EUR)	1,542,094

	Hong Kong — 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(c)	343,090
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A	1,143,480

		1,486,570

	India — 0.1%
650,000	Greenko Dutch BV, 5.250%, 7/24/2024, 144A	625,073
1,630,000	ICICI Bank Ltd., 3.800%, 12/14/2027	1,518,547

		2,143,620

	Indonesia — 0.5%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	302,203
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	767,701
34,000,000,000	Indonesia Government International Bond, 7.000%, 5/15/2022, (IDR)	2,558,736
35,310,000,000	Indonesia Government International Bond, 8.250%, 7/15/2021, (IDR)	2,737,855
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	287,413
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	61,034
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)(c)	1,116,512
795,000	Perusahaan Listrik Negara PT, 5.250%, 10/24/2042, 144A	779,100
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	719,213
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	548,788

		9,878,555

	Israel — 0.1%
510,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	475,783
780,000	Teva Pharmaceutical Finance Netherlands II B.V., 0.375%, 7/25/2020, (EUR)	933,283

		1,409,066

	Italy — 0.4%
500,000	Assicurazioni Generali S.p.A., EMTN, 4.125%, 5/04/2026, (EUR)	679,621
425,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	426,516
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	700,766
4,255,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	6,189,022
430,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	436,798

		8,432,723

	Japan — 0.1%
940,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 2.150%, 9/14/2018, 144A(c)	937,596
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(c)	1,164,034

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	Japan — continued
$850,000	SoftBank Group Corp., 4.500%, 4/15/2020, 144A	$866,830

		2,968,460

	Korea — 0.5%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(c)	472,548
765,000	Export-Import Bank of Korea, 3.000%, 11/01/2022(c)	748,607
1,100,000	Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,091,880
1,575,000	Kia Motors Corp., 3.000%, 4/25/2023, 144A	1,513,787
630,000	Korea Development Bank (The), MTN, 4.500%, 11/22/2019, (AUD)(c)	495,351
910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(c)	882,309
670,000	KT Corp., 2.500%, 7/18/2026, 144A(c)	608,844
1,125,000	Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A(c)	1,119,637
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(c)	1,326,773
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(c)	746,415
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(c)	169,158
200,000	Woori Bank, 5.875%, 4/13/2021, 144A(c)	212,378

		9,387,687

	Mexico — 0.5%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	646,350
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(c)	999,351
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(c)	508,119
675,000	Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	661,500
300,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A(c)	299,250
1,150,000	Cemex Finance LLC, 6.000%, 4/01/2024, 144A	1,184,500
300,000	Cemex SAB de CV, 4.375%, 3/05/2023, 144A, (EUR)	385,971
800,000	Gruma SAB de CV, 4.875%, 12/01/2024(c)	828,000
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(c)	416,412
190,229(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	1,024,788
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(c)	222,898
1,020,000	Mexico Government International Bond, 4.125%, 1/21/2026(c)	1,034,280
579,000	Petroleos Mexicanos, 6.350%, 2/12/2048, 144A	559,459
135,000(†††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)(c)	657,193
100,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	128,913
1,010,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023	1,027,675

		10,584,659

	Netherlands — 0.2%
475,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	486,558
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025(c)	878,430
675,000	ING Bank NV, 1.650%, 8/15/2019, 144A(c)	664,422
1,105,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	1,038,380

		3,067,790

	New Zealand — 0.4%
2,340,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(c)	1,742,247

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	New Zealand — continued
1,680,000	New Zealand Government Bond, Series 0427, 4.500%, 4/15/2027, (NZD)(c)	$1,384,613
2,955,721(††††)	New Zealand Government CPI Linked Bond, 2.000%, 9/20/2025, (NZD)(c)	2,220,282
2,971,900(††††)	New Zealand Government CPI Linked Bond, 3.000%, 9/20/2030, (NZD)(c)	2,446,863

		7,794,005

	Norway — 0.1%
550,000	Kommunalbanken AS, 1.750%, 9/15/2020, 144A(c)	539,363
3,815,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(c)	498,625
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(c)	1,828,218

		2,866,206

	Panama — 0.0%
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(c)	676,770

	Paraguay — 0.1%
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	834,000
572,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	584,046

		1,418,046

	Peru — 0.1%
580,000	Southern Copper Corp., 3.875%, 4/23/2025(c)	583,488
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(c)	1,043,438
1,050,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	1,082,707

		2,709,633

	Poland — 0.1%
5,380,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(c)	1,512,715

	Portugal — 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	406,240

	Romania — 0.0%
410,000	Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	528,447

	Senegal — 0.0%
625,000	Republic of Senegal, 4.750%, 3/13/2028, 144A, (EUR)	769,416

	Singapore — 0.3%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	750,839
495,000	BOC Aviation Ltd., 3.000%, 3/30/2020(c)	491,496
6,615,000	Republic of Singapore, 2.750%, 7/01/2023, (SGD)(c)	5,207,029

		6,449,364

	South Africa — 0.5%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	891,638
800,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	815,936
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	525,696
113,940,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(c)	8,544,987

		10,778,257

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	Spain — 0.4%
100,000	Iberdrola International BV, EMTN, 0.375%, 9/15/2025, (EUR)	$117,042
725,000	Spain Government International Bond, 0.750%, 7/30/2021, (EUR)(c)	920,221
430,000	Spain Government International Bond, 1.600%, 4/30/2025, 144A, (EUR)(c)	564,074
1,210,000	Spain Government International Bond, 4.300%, 10/31/2019, 144A, (EUR)(c)	1,598,483
2,565,000	Spain Government International Bond, 4.400%, 10/31/2023, 144A, (EUR)(c)	3,870,014

		7,069,834

	Supranationals — 0.2%
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(c)	1,168,855
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(c)	879,701
70,000,000	International Finance Corp., Series GDIF, MTN, 7.800%, 6/03/2019, (INR)(c)	1,088,717

		3,137,273

	Sweden — 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(c)	336,475

	Switzerland — 0.1%
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A(c)	1,133,082
900,000	Syngenta Finance NV, EMTN, 1.250%, 9/10/2027, (EUR)	946,353

		2,079,435

	Thailand — 0.3%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023	1,538,184
1,010,000	Siam Commercial Bank PCL, 3.500%, 4/07/2019, 144A(c)	1,013,627
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A(c)	948,306
85,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,658,363

		6,158,480

	Trinidad — 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	417,698

	Turkey — 0.1%
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	787,555
735,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019	733,530
765,000	TC Ziraat Bankasi AS, 5.125%, 9/29/2023, 144A	738,638

		2,259,723

	United Arab Emirates — 0.2%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(c)	1,536,745
850,000	DP World Ltd., 3.250%, 5/18/2020, 144A(c)	849,065
200,000	DP World Ltd., MTN, 3.250%, 5/18/2020	199,780
400,000	JAFZ Sukuk 2019 Ltd., 7.000%, 6/19/2019	418,000

		3,003,590

	United Kingdom — 0.4%
95,000	Avon Products, Inc., 8.950%, 3/15/2043	81,462
585,000	BP Capital Markets PLC, 3.216%, 11/28/2023(c)	579,905
545,000	FCE Bank PLC, EMTN, 0.869%, 9/13/2021, (EUR)	677,331
300,000	HSBC Holdings PLC, 4.375%, 11/23/2026(c)	298,772
565,000	HSBC Holdings PLC, (fixed rate to 6/01/2021, variable rate thereafter), 6.875%(d)	596,781

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — continued
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(c)	$497,187
150,000	Imperial Brands Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	217,416
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(c)	402,254
1,020,000	Lloyds Banking Group PLC, (fixed rate to 6/27/2024, variable rate thereafter), 7.500%(d)	1,105,425
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	634,141
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	1,203,767
950,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2020, variable rate thereafter), 7.500%(d)	992,579
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(c)	352,110
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	331,155
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	161,822
115,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	158,796

		8,290,903

	United States — 15.3%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	18,951
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,762,030
1,745,000	AES Corp. (The), 4.875%, 5/15/2023	1,775,537
330,000	Aircastle Ltd., 4.125%, 5/01/2024	323,400
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	7,960,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	760,831
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	133,031
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,108,160
2,265,503	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	2,344,795
518,231	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	532,483
155,046	American Airlines Pass Through Trust, Series 2013-1 Class A, 4.000%, 1/15/2027	155,998
6,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	6,009,505
300,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	287,920
400,000	Antero Resources Corp., 5.125%, 12/01/2022	403,000
175,000	Antero Resources Corp., 5.375%, 11/01/2021	178,063
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	3,121,200
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	314,622
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,454,957
3,960,000	AT&T, Inc., 4.125%, 2/17/2026	3,969,592
245,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	245,674
925,000	Aviation Capital Group LLC, 6.750%, 4/06/2021, 144A	1,017,592
200,000	Bank of America Corp., 5.490%, 3/15/2019	204,680
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,248,550
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	115,806
3,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	3,101
71,000	California Resources Corp., 5.500%, 9/15/2021	54,728
10,000	California Resources Corp., 6.000%, 11/15/2024	6,110
1,870,000	California Resources Corp., 8.000%, 12/15/2022, 144A	1,467,950
450,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	419,062

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$60,000	CenturyLink, Inc., 5.625%, 4/01/2025	$54,150
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	49,775
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	521,262
880,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	897,600
570,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	483,075
65,000	Chemours Co. (The), 6.625%, 5/15/2023	68,250
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,969,250
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	283,894
495,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	497,475
190,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	195,700
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	98,088
3,232,000	Chesapeake Energy Corp., 8.000%, 12/15/2022, 144A	3,421,880
4,700,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	4,488,500
780,000	Chevron Corp., 2.419%, 11/17/2020(c)	774,251
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,682,554
525,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	469,875
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	505,678
2,913,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	2,909,359
390,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	345,150
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	278,654
30,175	Continental Airlines Pass Through Certificates, Series 1999-1, Class B, 6.795%, 2/02/2020(e)	30,402
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,005,000
485,000	Continental Resources, Inc., 3.800%, 6/01/2024	466,812
640,000	Continental Resources, Inc., 4.500%, 4/15/2023	647,200
115,000	Continental Resources, Inc., 5.000%, 9/15/2022	116,581
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	367,992
395,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	373,113
155,000	Cummins, Inc., 5.650%, 3/01/2098	171,389
475,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	511,538
124,112	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	138,198
1,200,000	Devon Energy Corp., 3.250%, 5/15/2022	1,185,522
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	53,852
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,980
115,000	Discovery Communications LLC, 1.900%, 3/19/2027, (EUR)	139,804
1,680,000	DISH DBS Corp., 5.000%, 3/15/2023	1,509,900
1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	1,332,419
310,000	DR Horton, Inc., 4.375%, 9/15/2022	320,940
315,000	Dynegy, Inc., 8.125%, 1/30/2026, 144A	347,681
340,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	318,595
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	303,628
1,075,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,117,560
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	583,158
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	513,414

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$1,310,000	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class A2, 2.570%, 7/25/2026(c)	$1,253,474
85,000	Foot Locker, Inc., 8.500%, 1/15/2022	97,963
40,000	Ford Motor Co., 4.346%, 12/08/2026	39,567
685,000	Ford Motor Co., 5.291%, 12/08/2046	669,859
25,000	Ford Motor Co., 6.375%, 2/01/2029	27,984
50,000	Ford Motor Co., 6.625%, 2/15/2028	57,374
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,420,860
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,976
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	4,928,728
770,000	Ford Motor Credit Co. LLC, 3.470%, 4/05/2021	768,987
1,600,000	Ford Motor Credit Co. LLC, 3.588%, 6/02/2020, (AUD)(c)	1,246,354
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,002,399
210,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	199,561
2,475,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	2,276,257
865,000	Frontier Communications Corp., 6.875%, 1/15/2025	511,431
560,000	Frontier Communications Corp., 11.000%, 9/15/2025	419,650
131,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	133,129
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	48,983
740,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(c)(d)	732,600
310,000	General Motors Co., 5.200%, 4/01/2045	301,598
5,000,000	General Motors Financial Co., Inc., 2.400%, 4/10/2018	4,999,641
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	238,027
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	976,987
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,430,479
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	129,937
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	245,635
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	476,316
905,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	1,025,090
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,874,977
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	177,375
10,951	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.826%, 8/10/2045(f)	11,044
1,000,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	1,050,000
20,000	HCA, Inc., 4.750%, 5/01/2023	20,225
225,000	HCA, Inc., 7.050%, 12/01/2027	237,938
820,000	HCA, Inc., 7.500%, 11/06/2033	895,850
395,000	HCA, Inc., 8.360%, 4/15/2024	451,287
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	213,769
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	82,500
855,000	Hecla Mining Co., 6.875%, 5/01/2021	871,031
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	523,516
310,000	Hexion, Inc., 7.875%, 2/15/2023(g)(h)	225,525
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	509,856
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(c)	1,412,346
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	464,463

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	$1,292,904
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	743,957
3,460,000	iStar, Inc., 5.000%, 7/01/2019	3,470,968
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	29,760
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,150
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,163,447
2,765,000	Jeld-Wen, Inc., 4.625%, 12/15/2025, 144A	2,633,662
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(g)(h)	13,562
1,665,000	KB Home, 8.000%, 3/15/2020	1,789,875
295,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	311,963
650,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	721,500
330,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	323,812
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	737,200
140,000	Level 3 Parent LLC, 5.750%, 12/01/2022	139,650
20,000	Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	17,440
44,000	Masco Corp., 6.500%, 8/15/2032	50,980
403,000	Masco Corp., 7.750%, 8/01/2029	510,218
254,000	Micron Technology, Inc., 5.500%, 2/01/2025	263,525
1,430,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,433,575
825,000	Morgan Stanley, 2.125%, 4/25/2018	824,756
220,000	Morgan Stanley, 2.500%, 1/24/2019	219,608
450,000	Morgan Stanley, 3.950%, 4/23/2027	438,154
725,000	Morgan Stanley, 5.750%, 1/25/2021	772,649
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,192,378
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	692,973
25,000	MPLX LP, 4.500%, 7/15/2023	25,878
95,000	MPLX LP, 4.875%, 6/01/2025	99,194
3,000,000	Navient Corp., 5.000%, 10/26/2020	3,018,750
95,000	Navient Corp., 5.875%, 10/25/2024	93,100
1,600(†††††)	Navient Corp., 6.000%, 12/15/2043	37,109
715,000	Navient Corp., MTN, 6.125%, 3/25/2024	712,319
915,000	Navient LLC, 5.500%, 1/25/2023	898,987
60,000	Navient LLC, MTN, 5.500%, 1/15/2019	60,660
415,000	Navient LLC, MTN, 7.250%, 1/25/2022	438,344
2,560,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(g)(h)	2,240,000
310,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	312,635
4,627,000	New Albertsons LP, 7.450%, 8/01/2029	3,701,600
525,000	New Albertsons LP, 7.750%, 6/15/2026	451,500
5,540,000	New Albertsons LP, 8.000%, 5/01/2031	4,542,800
2,150,000	New Albertsons LP, 8.700%, 5/01/2030	1,897,375
1,265,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	974,050
365,000	Newell Brands, Inc., 4.000%, 12/01/2024	360,465
65,000	Newfield Exploration Co., 5.625%, 7/01/2024	68,575
900,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	857,250
55,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	54,863

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	$406,519
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	24,200
540,000	Nissan Motor Acceptance Corp., 2.000%, 3/08/2019, 144A(c)	535,961
1,019,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,035,722
120,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	121,500
2,275,000	Oceaneering International, Inc., 4.650%, 11/15/2024	2,197,149
420,000	Old Republic International Corp., 4.875%, 10/01/2024	442,870
3,693,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,855,003
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	29,153
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	55,963
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	141,925
310,000	Owens Corning, 7.000%, 12/01/2036	396,813
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	2,976,119
585,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	779,480
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	546,750
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	820,325
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	262,900
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	274,324
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	209,738
135,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	126,225
120,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	119,700
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,355,025
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	585,000
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	399,816
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	54,000
476,000	Qwest Corp., 6.875%, 9/15/2033	452,985
115,000	Qwest Corp., 7.250%, 9/15/2025	124,076
37,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	38,341
230,000	Range Resources Corp., 4.875%, 5/15/2025	213,325
850,000	Range Resources Corp., 5.000%, 8/15/2022	822,375
220,000	Range Resources Corp., 5.000%, 3/15/2023	210,936
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(c)	959,187
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	25,250
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	662,400
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	452,550
760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	776,150
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	175,009
2,495,000	Springleaf Finance Corp., 5.250%, 12/15/2019	2,544,900
860,000	Springleaf Finance Corp., 6.875%, 3/15/2025	863,225
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	357,225
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	140,400
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,190,442
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	2,340,800
1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,687,750
120,000	Sprint Corp., 7.125%, 6/15/2024	117,000

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$2,840,000	Sprint Corp., 7.875%, 9/15/2023	$2,896,800
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,866,350
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,443,460
795,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	764,194
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	97,875
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,237,600
820,000	Textron, Inc., 5.950%, 9/21/2021	887,294
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	77,949
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	84,450
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	2,067,162
171,000	TransDigm, Inc., 6.500%, 7/15/2024	175,275
185,000	TransDigm, Inc., 6.500%, 5/15/2025	186,850
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	6,708,656
90,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	90,225
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,074
885,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A(g)(h)	917,055
870,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A(g)(h)	672,075
9,278,268	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(c)(i)	9,147,481
4,001,745	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(c)(i)	3,903,919
9,005,000	U.S. Treasury Note, 0.750%, 9/30/2018	8,952,588
12,915,000	U.S. Treasury Note, 0.875%, 6/15/2019(c)	12,714,717
7,930,000	U.S. Treasury Note, 1.375%, 4/30/2020	7,777,905
24,950,000	U.S. Treasury Note, 1.500%, 11/30/2019	24,642,998
3,460,000	U.S. Treasury Note, 1.750%, 11/30/2021(c)	3,371,878
3,110,000	U.S. Treasury Note, 2.375%, 1/31/2023	3,084,488
7,780,000	U.S. Treasury Note, 2.750%, 2/28/2025	7,812,518
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	631,575
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	3,009,825
2,635,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,743,167
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	1,901,200
690,000	United States Steel Corp., 7.375%, 4/01/2020	733,125
101,760	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	109,901
50,951	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	53,881
378,604	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	390,227
25,000	Viacom, Inc., 4.375%, 3/15/2043	22,403
395,000	Viacom, Inc., 5.250%, 4/01/2044	399,792
145,000	Viacom, Inc., 5.850%, 9/01/2043	156,324
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	73,105
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	416,057
525,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	530,239
195,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	196,973
1,970,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	1,393,420
65,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	54,275

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$1,075,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	$637,572

		312,225,497

	Uruguay — 0.0%
17,410,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	623,676

	Total Non-Convertible Bonds (Identified Cost $524,024,249)	537,623,675

Convertible Bonds — 0.5%
	United States — 0.5%
1,450,000	Booking Holdings, Inc., 0.900%, 9/15/2021	1,809,745
105,000	CalAmp Corp., 1.625%, 5/15/2020	111,964
60,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	51,666
430,000	DISH Network Corp., 2.375%, 3/15/2024	380,245
2,290,000	DISH Network Corp., 3.375%, 8/15/2026	2,205,728
290,000	Evolent Health, Inc., 2.000%, 12/01/2021	291,143
245,000	iStar, Inc., 3.125%, 9/15/2022, 144A	233,121
885,000	KB Home, 1.375%, 2/01/2019	1,001,709
1,985,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,888,172
210,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	207,715
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	10,190
1,660,000	Rovi Corp., 0.500%, 3/01/2020	1,599,626
40,000	RPM International, Inc., 2.250%, 12/15/2020	44,920
240,000	SM Energy Co., 1.500%, 7/01/2021	226,560
45,000	Trinity Industries, Inc., 3.875%, 6/01/2036	61,330

	Total Convertible Bonds (Identified Cost $9,525,641)	10,123,834

Municipals — 0.0%
	United States — 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	145,286
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	122,740

	Total Municipals (Identified Cost $253,314)	268,026

	Total Bonds and Notes (Identified Cost $533,803,204)	548,015,535

Shares
Preferred Stocks — 0.1%
	United States — 0.1%
460	Chesapeake Energy Corp., 5.000%	24,984
40	Chesapeake Energy Corp., 5.750%	22,850
736	Chesapeake Energy Corp., 5.750%	416,539

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Shares	Description	Value (†)
	United States — continued
84	Chesapeake Energy Corp., Series A, 5.750% 144A	$47,985
15,548	El Paso Energy Capital Trust I, 4.750%	734,798

	Total Preferred Stocks (Identified Cost $1,207,174)	1,247,156

Principal Amount (‡)
Short-Term Investments — 7.0%
$10,000,000	Federal Home Loan Bank Discount Notes, 1.445%, 5/10/2018(j)	9,982,060
4,460,000	Federal Home Loan Bank Discount Notes, 1.652%, 6/01/2018(j)	4,447,213
5,000,000	Federal National Mortgage Association Discount Notes, 1.400%, 5/21/2018(j)	4,988,430
51,399,850	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $51,404,990 on 4/02/2018 collateralized by $51,610,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $52,432,767 including accrued interest (Note 2 of Notes to Financial Statements)	51,399,850
785,000	U.S. Treasury Bills, 1.285%, 4/05/2018(j)	784,894
20,000,000	U.S. Treasury Bills, 1.455%-1.456%, 5/03/2018(j)(k)	19,972,002
10,000,000	U.S. Treasury Bills, 1.565%, 5/17/2018(j)	9,979,479
27,540,000	U.S. Treasury Bills, 1.590%-1.631%, 5/31/2018(j)(k)	27,464,700
14,000,000	U.S. Treasury Bills, 1.683%, 6/21/2018(j)	13,947,383

	Total Short-Term Investments (Identified Cost $142,973,803)	142,966,011

	Total Investments — 99.3% (Identified Cost $1,630,823,194)	2,025,717,375
	Other assets less liabilities — 0.7%	14,484,792

	Net Assets — 100.0%	$2,040,202,167

*	Formerly Loomis Sayles Global Equity and Income Fund.
(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents principal amount including inflation adjustments.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Non-income producing security.
(b)	Securities subject to restriction on resale. At March 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$3,266	$5,728	Less than 0.1%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Perpetual bond with no specified maturity date.
(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(f)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $4,068,217 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.
(i)	Treasury Inflation Protected Security (TIPS).
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $109,903,904 or 5.4% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MTN	Medium Term Note

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/20/2018	BRL	S	18,850,000	$5,727,916	$5,671,890	$56,026
Credit Suisse International	6/20/2018	AUD	S	3,428,000	2,677,354	2,633,362	43,992
Credit Suisse International	6/20/2018	CAD	B	2,045,000	1,579,725	1,589,627	9,902
Credit Suisse International	6/20/2018	CAD	S	22,745,000	17,749,286	17,680,230	69,056
Credit Suisse International	6/20/2018	GBP	B	3,180,000	4,438,523	4,475,828	37,305
Credit Suisse International	6/20/2018	GBP	S	450,000	643,181	633,372	9,809
Credit Suisse International	6/20/2018	IDR	S	71,391,415,000	5,117,297	5,152,793	(35,496)
Credit Suisse International	5/09/2018	JPY	B	5,011,320,000	47,365,571	47,192,510	(173,061)
Credit Suisse International	6/20/2018	NZD	S	8,162,000	5,920,200	5,897,167	23,033
Morgan Stanley & Co.	6/20/2018	EUR	B	35,485,000	44,182,196	43,910,693	(271,503)
UBS AG	6/20/2018	MXN	S	19,075,000	1,011,916	1,036,607	(24,691)
UBS AG	6/20/2018	NOK	S	4,200,000	541,322	537,093	4,229
UBS AG	6/20/2018	SEK	B	7,350,000	898,003	885,301	(12,702)
UBS AG	6/20/2018	ZAR	S	101,820,000	8,561,159	8,511,760	49,399

Total							$(214,702)

At March 31, 2018, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	6/20/2018	NOK	14,180,000	EUR	1,478,326	$1,829,346	$16,016

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund* – (continued)

Industry Summary at March 31, 2018 (Unaudited)

Internet Software & Services	8.9%
Treasuries	8.4
Capital Markets	6.8
Insurance	5.7
Aerospace & Defense	4.2
IT Services	4.2
Chemicals	4.1
Food Products	3.3
Industrial Conglomerates	3.1
Internet & Direct Marketing Retail	3.1
Banks	2.6
Hotels, Restaurants & Leisure	2.6
Banking	2.6
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	2.0
Other Investments, less than 2% each	28.5
Short-Term Investments	7.0

Total Investments	99.3
Other assets less liabilities (including forward foreign currency contracts)	0.7

Net Assets	100.0%

Currency Exposure Summary at March 31, 2018 (Unaudited)

United States Dollar	74.2%
British Pound	4.7
Swiss Franc	4.3
Euro	3.6
Hong Kong Dollar	2.9
Canadian Dollar	2.6
Swedish Krona	2.4
Other, less than 2% each	4.6

Total Investments	99.3
Other assets less liabilities (including forward foreign currency contracts)	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 96.3% of Net Assets
	Air Freight & Logistics — 4.4%
3,667,242	Expeditors International of Washington, Inc.	$232,136,418
1,205,745	United Parcel Service, Inc., Class B	126,193,272

		358,329,690

	Beverages — 6.5%
4,884,497	Coca-Cola Co. (The)	212,133,705
5,448,279	Monster Beverage Corp.(a)	311,696,041

		523,829,746

	Biotechnology — 4.7%
846,002	Amgen, Inc.	144,226,421
676,906	Regeneron Pharmaceuticals, Inc.(a)	233,099,350

		377,325,771

	Capital Markets — 5.3%
729,536	FactSet Research Systems, Inc.	145,484,069
3,795,239	SEI Investments Co.	284,301,354

		429,785,423

	Communications Equipment — 4.2%
7,897,552	Cisco Systems, Inc.	338,726,005

	Consumer Finance — 1.2%
1,009,652	American Express Co.	94,180,339

	Energy Equipment & Services — 3.0%
3,722,979	Schlumberger Ltd.	241,174,580

	Food Products — 3.3%
16,226,180	Danone S.A., Sponsored ADR	263,837,687

	Health Care Equipment & Supplies — 2.3%
1,506,402	Varian Medical Systems, Inc.(a)	184,760,205

	Health Care Technology — 2.1%
2,951,551	Cerner Corp.(a)	171,189,958

	Hotels, Restaurants & Leisure — 3.7%
655,101	Starbucks Corp.	37,923,797
2,678,596	Yum China Holdings, Inc.	111,161,734
1,789,683	Yum! Brands, Inc.	152,355,714

		301,441,245

	Household Products — 2.9%
329,156	Colgate-Palmolive Co.	23,593,902
2,693,946	Procter & Gamble Co. (The)	213,576,039

		237,169,941

	Internet & Direct Marketing Retail — 7.0%
389,167	Amazon.com, Inc.(a)	563,256,966

	Internet Software & Services — 15.9%
2,494,077	Alibaba Group Holding Ltd., Sponsored ADR(a)	457,762,893
194,559	Alphabet, Inc., Class A(a)	201,784,921

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Growth Fund – (continued)

Shares	Description	Value (†)
	Internet Software & Services — continued
194,290	Alphabet, Inc., Class C(a)	$200,466,479
2,648,309	Facebook, Inc., Class A(a)	423,173,295

		1,283,187,588

	IT Services — 6.1%
629,086	Automatic Data Processing, Inc.	71,388,679
3,514,774	Visa, Inc., Class A	420,437,266

		491,825,945

	Machinery — 3.0%
1,580,393	Deere & Co.	245,466,641

	Pharmaceuticals — 6.0%
1,473,649	Merck & Co., Inc.	80,269,661
1,788,015	Novartis AG, Sponsored ADR	144,561,013
5,266,262	Novo Nordisk AS, Sponsored ADR	259,363,403

		484,194,077

	Semiconductors & Semiconductor Equipment — 2.8%
4,167,822	QUALCOMM, Inc.	230,939,017

	Software — 11.9%
2,594,203	Autodesk, Inc.(a)	325,780,013
2,814,136	Microsoft Corp.	256,846,192
8,220,724	Oracle Corp.	376,098,123

		958,724,328

	Total Common Stocks (Identified Cost $5,973,123,108)	7,779,345,152

Principal Amount
Short-Term Investments — 2.5%
$203,505,884	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $203,526,235 on 4/02/2018 collateralized by $204,320,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $207,577,269 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $203,505,884)	203,505,884

	Total Investments — 98.8% (Identified Cost $6,176,628,992)	7,982,851,036
	Other assets less liabilities — 1.2%	93,863,516

	Net Assets — 100.0%	$8,076,714,552

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Growth Fund – (continued)

Industry Summary at March 31, 2018 (Unaudited)

Internet Software & Services	15.9%
Software	11.9
Internet & Direct Marketing Retail	7.0
Beverages	6.5
IT Services	6.1
Pharmaceuticals	6.0
Capital Markets	5.3
Biotechnology	4.7
Air Freight & Logistics	4.4
Communications Equipment	4.2
Hotels, Restaurants & Leisure	3.7
Food Products	3.3
Machinery	3.0
Energy Equipment & Services	3.0
Household Products	2.9
Semiconductors & Semiconductor Equipment	2.8
Health Care Equipment & Supplies	2.3
Health Care Technology	2.1
Consumer Finance	1.2
Short-Term Investments	2.5

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks — 98.6% of Net Assets
	Aerospace & Defense — 4.9%
42,162	Harris Corp.	$6,799,888
21,076	Northrop Grumman Corp.	7,358,053
84,538	United Technologies Corp.	10,636,571

		24,794,512

	Automobiles — 0.7%
86,798	Harley-Davidson, Inc.	3,721,898

	Banks — 15.0%
566,209	Bank of America Corp.	16,980,608
170,606	Citigroup, Inc.	11,515,905
220,062	Fifth Third Bancorp	6,986,969
156,688	JPMorgan Chase & Co.	17,230,979
61,447	PNC Financial Services Group, Inc. (The)	9,293,244
270,575	Wells Fargo & Co.	14,180,836

		76,188,541

	Beverages — 1.4%
65,077	PepsiCo, Inc.	7,103,155

	Building Products — 1.3%
181,380	Johnson Controls International PLC	6,391,831

	Capital Markets — 2.9%
51,247	Ameriprise Financial, Inc.	7,581,481
70,596	State Street Corp.	7,040,539

		14,622,020

	Chemicals — 1.5%
116,608	DowDuPont, Inc.	7,429,096

	Communications Equipment — 2.1%
247,962	Cisco Systems, Inc.	10,635,090

	Construction Materials — 0.9%
40,701	Vulcan Materials Co.	4,646,833

	Consumer Finance — 2.4%
62,634	American Express Co.	5,842,500
90,340	Discover Financial Services	6,498,156

		12,340,656

	Containers & Packaging — 0.9%
110,454	Sealed Air Corp.	4,726,327

	Diversified Telecommunication Services — 1.4%
150,487	Verizon Communications, Inc.	7,196,288

	Electric Utilities — 4.0%
211,508	Exelon Corp.	8,250,927
50,090	NextEra Energy, Inc.	8,181,200
90,887	PG&E Corp.	3,992,666

		20,424,793

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)
	Electrical Equipment — 2.3%
69,877	Eaton Corp. PLC	$5,583,871
119,005	Sensata Technologies Holding PLC(a)	6,168,029

		11,751,900

	Energy Equipment & Services — 2.2%
233,321	Baker Hughes, a GE Co.	6,479,324
102,405	Halliburton Co.	4,806,891

		11,286,215

	Food & Staples Retailing — 1.0%
78,344	CVS Health Corp.	4,873,780

	Food Products — 1.5%
185,066	Mondelez International, Inc., Class A	7,722,804

	Health Care Equipment & Supplies — 3.9%
156,792	Abbott Laboratories	9,394,977
132,380	Medtronic PLC	10,619,523

		20,014,500

	Health Care Providers & Services — 4.3%
22,055	Humana, Inc.	5,929,046
49,915	Laboratory Corp. of America Holdings(a)	8,073,751
37,383	UnitedHealth Group, Inc.	7,999,962

		22,002,759

	Household Durables — 0.7%
141,207	Newell Brands, Inc.	3,597,954

	Industrial Conglomerates — 1.2%
43,326	Honeywell International, Inc.	6,261,040

	Insurance — 5.8%
159,898	American International Group, Inc.	8,701,649
146,299	FNF Group	5,854,886
161,309	MetLife, Inc.	7,402,470
52,357	Travelers Cos., Inc. (The)	7,270,293

		29,229,298

	Internet & Direct Marketing Retail — 1.2%
234,043	Liberty Interactive Corp./QVC Group, Class A(a)	5,890,862

	IT Services — 1.3%
32,087	Alliance Data Systems Corp.	6,830,039

	Machinery — 1.4%
101,838	Pentair PLC	6,938,223

	Media — 3.2%
289,444	Comcast Corp., Class A	9,890,302
175,089	Twenty-First Century Fox, Inc., Class B	6,367,987

		16,258,289

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 7.1%
142,349	Anadarko Petroleum Corp.	$8,599,303
86,349	Chevron Corp.	9,847,240
79,747	Hess Corp.	4,036,793
106,782	Marathon Petroleum Corp.	7,806,832
91,533	Royal Dutch Shell PLC, Sponsored ADR	5,840,721

		36,130,889

	Pharmaceuticals — 6.4%
42,520	Allergan PLC	7,155,691
69,856	Bristol-Myers Squibb Co.	4,418,392
61,041	Eli Lilly & Co.	4,722,742
146,524	Merck & Co., Inc.	7,981,162
231,104	Pfizer, Inc.	8,201,881

		32,479,868

	Professional Services — 1.2%
187,524	Nielsen Holdings PLC	5,961,388

	Real Estate Management & Development — 1.3%
137,519	CBRE Group, Inc., Class A(a)	6,493,647

	REITs – Diversified — 1.9%
168,070	Outfront Media, Inc.	3,149,632
186,879	Weyerhaeuser Co.	6,540,765

		9,690,397

	Road & Rail — 1.4%
53,907	Norfolk Southern Corp.	7,319,493

	Semiconductors & Semiconductor Equipment — 1.0%
94,807	QUALCOMM, Inc.	5,253,256

	Software — 4.6%
107,353	Microsoft Corp.	9,798,108
218,530	Oracle Corp.	9,997,748
131,625	Symantec Corp.	3,402,506

		23,198,362

	Specialty Retail — 1.0%
42,384	Advance Auto Parts, Inc.	5,024,623

	Technology Hardware, Storage & Peripherals — 1.8%
35,632	Apple, Inc.	5,978,337
200,488	Diebold Nixdorf, Inc.	3,087,515

		9,065,852

	Tobacco — 1.5%
76,838	Philip Morris International, Inc.	7,637,697

	Total Common Stocks (Identified Cost $365,946,634)	501,134,175

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Value Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.3%
$6,629,354	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $6,630,017 on 4/02/2018 collateralized by $6,660,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $6,766,174 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,629,354)	$6,629,354

	Total Investments — 99.9% (Identified Cost $372,575,988)	507,763,529
	Other assets less liabilities — 0.1%	310,210

	Net Assets — 100.0%	$508,073,739

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2018 (Unaudited)

Banks	15.0%
Oil, Gas & Consumable Fuels	7.1
Pharmaceuticals	6.4
Insurance	5.8
Aerospace & Defense	4.9
Software	4.6
Health Care Providers & Services	4.3
Electric Utilities	4.0
Health Care Equipment & Supplies	3.9
Media	3.2
Capital Markets	2.9
Consumer Finance	2.4
Electrical Equipment	2.3
Energy Equipment & Services	2.2
Communications Equipment	2.1
Other Investments, less than 2% each	27.5
Short-Term Investments	1.3

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  36

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	Global Allocation Fund*	Growth Fund	Value Fund
ASSETS
Investments at cost	$1,630,823,194	$6,176,628,992	$372,575,988
Net unrealized appreciation	394,894,181	1,806,222,044	135,187,541

Investments at value	2,025,717,375	7,982,851,036	507,763,529
Cash	308,193	—	262,430
Due from brokers (Note 2)	77,000	—	—
Foreign currency at value (identified cost $3,920,890, $0 and $0, respectively)	3,891,966	—	—
Receivable for Fund shares sold	8,773,479	24,029,684	577,499
Receivable for securities sold	10,434,463	165,736,239	1,015,490
Collateral received for open forward foreign currency contracts (Note 4)	150,000	—	—
Dividends and interest receivable	6,783,800	12,291,288	420,113
Unrealized appreciation on forward foreign currency contracts (Note 2)	318,767	—	—
Tax reclaims receivable	566,779	3,622,352	—
Prepaid expenses (Note 8)	182	674	141

TOTAL ASSETS	2,057,022,004	8,188,531,273	510,039,202

LIABILITIES
Payable for securities purchased	12,604,984	99,577,925	1,013,958
Payable for Fund shares redeemed	1,803,301	8,054,605	285,534
Unrealized depreciation on forward foreign currency contracts (Note 2)	517,453	—	—
Foreign taxes payable (Note 2)	36,605	—	—
Due to brokers (Note 2)	150,000	—	—
Management fees payable (Note 6)	1,293,493	3,498,443	221,678
Deferred Trustees’ fees (Note 6)	166,625	246,499	356,580
Administrative fees payable (Note 6)	77,123	312,790	20,091
Payable to distributor (Note 6d)	37,774	66,943	7,302
Other accounts payable and accrued expenses	132,479	59,516	60,320

TOTAL LIABILITIES	16,819,837	111,816,721	1,965,463

NET ASSETS	$2,040,202,167	$8,076,714,552	$508,073,739

NET ASSETS CONSIST OF:
Paid-in capital	$1,591,406,604	$6,144,301,052	$186,165,481
Undistributed net investment income	2,169,274	14,249,503	1,788,833
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions	51,968,622	111,941,953	184,931,884
Net unrealized appreciation on investments and foreign currency translations	394,657,667	1,806,222,044	135,187,541

NET ASSETS	$2,040,202,167	$8,076,714,552	$508,073,739

See accompanying notes to financial statements.

37  |

Statements of Assets and Liabilities (continued)

March 31, 2018 (Unaudited)

	Global Allocation Fund*	Growth Fund	Value Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$345,222,554	$1,040,677,720	$167,539,298

Shares of beneficial interest	15,383,985	71,059,294	8,072,404

Net asset value and redemption price per share	$22.44	$14.65	$20.75

Offering price per share (100/94.25 of net asset value) (Note 1)	$23.81	$15.54	$22.02

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$368,912,452	$134,458,388	$10,030,175

Shares of beneficial interest	16,609,953	9,999,488	488,707

Net asset value and offering price per share	$22.21	$13.45	$20.52

Class N shares:
Net assets	$70,309,734	$453,219,640	$94,289,786

Shares of beneficial interest	3,117,607	29,022,222	4,532,571

Net asset value, offering and redemption price per share	$22.55	$15.62	$20.80

Class Y shares:
Net assets	$1,255,757,427	$6,448,358,804	$235,302,477

Shares of beneficial interest	55,654,665	412,793,705	11,291,611

Net asset value, offering and redemption price per share	$22.56	$15.62	$20.84

Admin Class shares:
Net assets	$—	$—	$912,003

Shares of beneficial interest	—	—	44,027

Net asset value, offering and redemption price per share	$—	$—	$20.71

*	Formerly Global Equity and Income Fund.

See accompanying notes to financial statements.

|  38

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	Global Allocation Fund*	Growth Fund	Value Fund
INVESTMENT INCOME
Dividends	$5,491,895	$51,768,371	$8,952,838
Interest	12,869,178	337,912	28,211
Less net foreign taxes withheld	(182,850)	(1,429,033)	(43,266)

	18,178,223	50,677,250	8,937,783

Expenses
Management fees (Note 6)	7,203,451	19,769,509	2,054,325
Service and distribution fees (Note 6)	2,225,282	2,010,088	279,825
Administrative fees (Note 6)	425,518	1,751,485	181,991
Trustees’ fees and expenses (Note 6)	41,504	120,158	40,320
Transfer agent fees and expenses (Notes 6 and 7)	752,281	3,226,710	344,983
Audit and tax services fees	25,070	18,505	18,154
Custodian fees and expenses	103,366	105,000	17,988
Legal fees	16,788	74,839	8,148
Registration fees	104,637	133,283	54,740
Shareholder reporting expenses	71,918	313,404	50,474
Miscellaneous expenses (Note 8)	51,521	114,925	22,508

Total expenses	11,021,336	27,637,906	3,073,456
Less waiver and/or expense reimbursement (Note 6)	(269)	(19,953)	—

Net expenses	11,021,067	27,617,953	3,073,456

Net investment income	7,157,156	23,059,297	5,864,327

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	57,512,605	146,521,546	199,045,860
Forward foreign currency contracts (Note 2d)	3,305,698	—	—
Foreign currency transactions (Note 2c)	(40,013)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	41,864,721	320,699,300	(160,193,812)
Forward foreign currency contracts (Note 2d)	3,607	—	—
Foreign currency translations (Note 2c)	29,201	—	—

Net realized and unrealized gain on investments, forward foreign currency contracts and foreign currency transactions	102,675,819	467,220,846	38,852,048

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$109,832,975	$490,280,143	$44,716,375

*	Formerly Global Equity and Income Fund.

See accompanying notes to financial statements.

39  |

Statements of Changes in Net Assets

	Global Allocation Fund*		Growth Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$7,157,156	$24,109,319	$23,059,297	$35,730,679
Net realized gain on investments, forward foreign currency contracts and foreign currency transactions	60,778,290	12,813,326	146,521,546	111,820,263
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	41,897,529	173,627,998	320,699,300	937,804,825

Net increase in net assets resulting from operations	109,832,975	210,550,643	490,280,143	1,085,355,767

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(2,787,305)	(3,289,853)	(3,322,449)	(2,941,318)
Class C	(130,546)	(1,771,656)	—	—
Class N	(754,353)	—	(2,208,842)	(688,493)
Class Y	(11,861,573)	(12,428,003)	(32,169,309)	(21,181,423)
Net realized capital gains
Class A	(4,327,227)	—	(20,303,722)	(7,024,882)
Class C	(4,696,446)	—	(2,938,721)	(1,227,895)
Class N	(888,515)	—	(6,945,133)	(992,374)
Class Y	(14,683,357)	—	(115,155,092)	(34,329,937)

Total distributions	(40,129,322)	(17,489,512)	(183,043,268)	(68,386,322)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	184,633,196	53,800,129	562,365,783	1,795,629,622

Net increase in net assets	254,336,849	246,861,260	869,602,658	2,812,599,067
NET ASSETS
Beginning of the period	1,785,865,318	1,539,004,058	7,207,111,894	4,394,512,827

End of the period	$2,040,202,167	$1,785,865,318	$8,076,714,552	$7,207,111,894

UNDISTRIBUTED NET INVESTMENT INCOME	$2,169,274	$10,545,895	$14,249,503	$28,890,806

*	Formerly Global Equity and Income Fund.

See accompanying notes to financial statements.

|  40

Statements of Changes in Net Assets (continued)

	Value Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$5,864,327	$23,540,447
Net realized gain on investments	199,045,860	125,860,403
Net change in unrealized appreciation (depreciation) on investments	(160,193,812)	39,943,740

Net increase in net assets resulting from operations	44,716,375	189,344,590

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(2,729,331)	(3,300,870)
Class C	(82,114)	(110,502)
Class N	(11,776,263)	(10,337,308)
Class Y	(5,988,237)	(10,883,174)
Admin Class	(11,567)	—
Net realized capital gains
Class A	(19,426,458)	(4,790,308)
Class C	(1,201,090)	(300,799)
Class N	(66,540,819)	(12,741,866)
Class Y	(37,076,345)	(14,291,711)
Admin Class	(95,503)	(20,087)

Total distributions	(144,927,727)	(56,776,625)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(559,983,498)	(221,330,302)

Net decrease in net assets	(660,194,850)	(88,762,337)
NET ASSETS
Beginning of the period	1,168,268,589	1,257,030,926

End of the period	$508,073,739	$1,168,268,589

UNDISTRIBUTED NET INVESTMENT INCOME	$1,788,833	$16,512,018

See accompanying notes to financial statements.

41  |

Financial Highlights

For a share outstanding throughout each period.

	Global Allocation Fund*—Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$21.60		$19.17	$18.45	$19.77	$18.57	$17.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.31	0.24	0.21	0.28	0.32	(b)
Net realized and unrealized gain (loss)	1.24		2.36	1.47	(0.37)	1.49	1.45

Total from Investment Operations	1.32		2.67	1.71	(0.16)	1.77	1.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.24)	(0.15)	(0.20)	(0.33)	(0.27)
Net realized capital gains	(0.29)		—	(0.84)	(0.96)	(0.24)	—

Total Distributions	(0.48)		(0.24)	(0.99)	(1.16)	(0.57)	(0.27)

Net asset value, end of the period	$22.44		$21.60	$19.17	$18.45	$19.77	$18.57

Total return(c)	6.14	%(d)	14.10%	9.64%	(0.91)%	9.62%	10.54	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$345,223		$305,275	$280,263	$246,371	$237,167	$251,211
Net expenses	1.17	%(e)	1.18%	1.17%	1.18%	1.17%	1.18%
Gross expenses	1.17	%(e)	1.18%	1.17%	1.18%	1.17%	1.18%
Net investment income	0.72	%(e)	1.57%	1.32%	1.06%	1.46%	1.82	%(b)
Portfolio turnover rate	15%		35%	43%	48%	49%	58%

*	Formerly Global Equity and Income Fund.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27, total return would have been 10.25% and the ratio of net investment income to average net assets would have been 1.51%.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund*—Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$21.29		$18.89	$18.19	$19.51	$18.36	$16.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	0.16	0.10	0.06	0.14	0.19	(c)
Net realized and unrealized gain (loss)	1.22		2.33	1.46	(0.36)	1.45	1.45

Total from Investment Operations	1.22		2.49	1.56	(0.30)	1.59	1.64

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.09)	(0.02)	(0.06)	(0.20)	(0.18)
Net realized capital gains	(0.29)		—	(0.84)	(0.96)	(0.24)	—

Total Distributions	(0.30)		(0.09)	(0.86)	(1.02)	(0.44)	(0.18)

Net asset value, end of the period	$22.21		$21.29	$18.89	$18.19	$19.51	$18.36

Total return(d)	5.75	%(e)	13.22%	8.88%	(1.66)%	8.72%	9.77	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$368,912		$354,017	$423,350	$393,416	$377,001	$340,561
Net expenses	1.92	%(f)	1.93%	1.92%	1.93%	1.92%	1.93%
Gross expenses	1.92	%(f)	1.93%	1.92%	1.93%	1.92%	1.93%
Net investment income (loss)	(0.03	)%(f)	0.84%	0.57%	0.31%	0.71%	1.07	%(c)
Portfolio turnover rate	15%		35%	43%	48%	49%	58%

*	Formerly Global Equity and Income Fund.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.13, total return would have been 9.41% and the ratio of net investment income to average net assets would have been 0.76%.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund*—Class N
	Six Months Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017**
Net asset value, beginning of the period	$21.73	$19.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.20
Net realized and unrealized gain (loss)	1.24	2.33

Total from Investment Operations	1.36	2.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	—
Net realized capital gains	(0.29)	—

Total Distributions	(0.54)	—

Net asset value, end of the period	$22.55	$21.73

Total return(b)	6.30%	13.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$70,310	$59,512
Net expenses(c)	0.84%	0.87%
Gross expenses(c)	0.84%	0.87%
Net investment income(c)	1.05%	1.48%
Portfolio turnover rate	15%	35	%(d)

*	Formerly Global Equity and Income Fund.
**	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund*—Class Y
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$21.74		$19.29	$18.55	$19.89	$18.68	$17.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.36	0.29	0.25	0.33	0.37	(b)
Net realized and unrealized gain (loss)	1.24		2.37	1.49	(0.37)	1.49	1.47

Total from Investment Operations	1.35		2.73	1.78	(0.12)	1.82	1.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.28)	(0.20)	(0.26)	(0.37)	(0.31)
Net realized capital gains	(0.29)		—	(0.84)	(0.96)	(0.24)	—

Total Distributions	(0.53)		(0.28)	(1.04)	(1.22)	(0.61)	(0.31)

Net asset value, end of the period	$22.56		$21.74	$19.29	$18.55	$19.89	$18.68

Total return	6.24	%(c)	14.42%	9.97%	(0.72)%	9.87%	10.90	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,255,757		$1,067,062	$835,391	$604,609	$633,057	$570,694
Net expenses	0.92	%(d)	0.93%	0.92%	0.93%	0.92%	0.93%
Gross expenses	0.92	%(d)	0.93%	0.92%	0.93%	0.92%	0.93%
Net investment income	0.97	%(d)	1.79%	1.58%	1.30%	1.69%	2.07	%(b)
Portfolio turnover rate	15%		35%	43%	48%	49%	58%

*	Formerly Global Equity and Income Fund.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.31, total return would have been 10.60% and the ratio of net investment income to average net assets would have been 1.76%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$14.04		$11.96	$9.90	$9.45		$8.07	$6.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.06	0.06	0.05		0.05	0.04
Net realized and unrealized gain (loss)	0.92		2.18	2.05	0.45		1.34	1.59

Total from Investment Operations	0.95		2.24	2.11	0.50		1.39	1.63

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.05)	(0.05)	(0.05)		(0.01)	(0.06)
Net realized capital gains	(0.29)		(0.11)	—	—		—	—

Total Distributions	(0.34)		(0.16)	(0.05)	(0.05)		(0.01)	(0.06)

Net asset value, end of the period	$14.65		$14.04	$11.96	$9.90		$9.45	$8.07

Total return(b)	6.77	%(c)	18.99%	21.32%	5.30%		17.23%	25.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,040,678		$983,047	$729,989	$122,203		$63,682	$50,248
Net expenses	0.90	%(d)	0.91%	0.92%	0.92%		0.94%	1.03%
Gross expenses	0.90	%(d)	0.91%	0.92%	0.92%		0.94%	1.03%
Net investment income	0.38	%(d)	0.45%	0.58%	0.45%		0.55%	0.57%
Portfolio turnover rate	5%		8%	11%	27	%(e)	14%	6%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$12.92		$11.06	$9.18	$8.79		$7.55	$6.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.03)	(0.02)	(0.03)		(0.02)	(0.01)
Net realized and unrealized gain (loss)	0.85		2.00	1.90	0.42		1.26	1.48

Total from Investment Operations	0.82		1.97	1.88	0.39		1.24	1.47

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—		—	(0.01)
Net realized capital gains	(0.29)		(0.11)	—	—		—	—

Total Distributions	(0.29)		(0.11)	—	—		—	(0.01)

Net asset value, end of the period	$13.45		$12.92	$11.06	$9.18		$8.79	$7.55

Total return(b)	6.37	%(c)	18.03%	20.48%	4.44%		16.42%	24.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$134,458		$133,329	$109,798	$41,421		$29,837	$20,798
Net expenses	1.65	%(d)	1.66%	1.66%	1.67%		1.69%	1.78%
Gross expenses	1.65	%(d)	1.66%	1.66%	1.67%		1.69%	1.78%
Net investment loss	(0.38	)%(d)	(0.29)%	(0.16)%	(0.29)%		(0.20)%	(0.20)%
Portfolio turnover rate	5%		8%	11%	27	%(e)	14%	6%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$14.97		$12.73		$10.52	$10.01		$8.56		$7.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.11		0.10	0.08		0.05		0.03
Net realized and unrealized gain (loss)	0.97		2.32		2.18	0.49		1.42		0.95

Total from Investment Operations	1.03		2.43		2.28	0.57		1.47		0.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.08)		(0.07)	(0.06)		(0.02)		—
Net realized capital gains	(0.29)		(0.11)		—	—		—		—

Total Distributions	(0.38)		(0.19)		(0.07)	(0.06)		(0.02)		—

Net asset value, end of the period	$15.62		$14.97		$12.73	$10.52		$10.01		$8.56

Total return	6.93	%(b)(c)	19.39	%(b)	21.75%	5.65	%(b)	17.21	%(b)	12.93	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$453,220		$341,160		$60,765	$1		$1		$1
Net expenses	0.57	%(d)(e)	0.57	%(d)	0.58%	0.55	%(d)	0.95	%(d)	0.95	%(d)(e)
Gross expenses	0.58	%(e)	0.58%		0.58%	9.82%		3.45%		3.50	%(e)
Net investment income	0.72	%(e)	0.80%		0.82%	0.71%		0.52%		0.60	%(e)
Portfolio turnover rate	5%		8%		11%	27	%(f)	14%		6%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$14.97		$12.73	$10.53	$10.04		$8.57	$6.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.09	0.10	0.07		0.08	0.05
Net realized and unrealized gain (loss)	0.97		2.33	2.16	0.49		1.42	1.69

Total from Investment Operations	1.02		2.42	2.26	0.56		1.50	1.74

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.07)	(0.06)	(0.07)		(0.03)	(0.07)
Net realized capital gains	(0.29)		(0.11)	—	—		—	—

Total Distributions	(0.37)		(0.18)	(0.06)	(0.07)		(0.03)	(0.07)

Net asset value, end of the period	$15.62		$14.97	$12.73	$10.53		$10.04	$8.57

Total return	6.85	% (b)	19.31%	21.55%	5.59%		17.51%	25.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,448,359		$5,749,576	$3,493,961	$1,174,150		$1,004,157	$541,245
Net expenses	0.65	%(c)	0.66%	0.66%	0.67%		0.69%	0.77%
Gross expenses	0.65	%(c)	0.66%	0.66%	0.67%		0.69%	0.77%
Net investment income	0.63	%(c)	0.69%	0.82%	0.69%		0.79%	0.68%
Portfolio turnover rate	5%		8%	11%	27	%(d)	14%	6%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Portfolio turnover would have been 6% if excluding the transfer in-kind amounts that occurred during the period.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$23.10		$20.73	$23.98	$28.47	$25.59		$20.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.36	0.34	0.29	0.45	(b)	0.31
Net realized and unrealized gain (loss)	0.52		2.95	1.80	(1.58)	4.00		4.70

Total from Investment Operations	0.65		3.31	2.14	(1.29)	4.45		5.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)		(0.38)	(0.28)	(0.53)	(0.27)		(0.28)
Net realized capital gains	(2.63)		(0.56)	(5.11)	(2.67)	(1.30)		—

Total Distributions	(3.00)		(0.94)	(5.39)	(3.20)	(1.57)		(0.28)

Net asset value, end of the period	$20.75		$23.10	$20.73	$23.98	$28.47		$25.59

Total return(c)	2.60	%(d)	16.33%	9.65%	(5.59)%	17.97	%(b)	24.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$167,539		$185,153	$191,909	$124,662	$580,092		$171,327
Net expenses	0.99	%(e)	0.96%	0.94%	0.95%	0.96%		0.97%
Gross expenses	0.99	%(e)	0.96%	0.94%	0.95%	0.96%		0.97%
Net investment income	1.18	%(e)	1.65%	1.65%	1.07%	1.63	%(b)	1.31%
Portfolio turnover rate	6%		27%	15%	20%	28%		24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.29, total return would have been 17.02% and the ratio of net investment income to average net assets would have been 1.05%.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$22.77		$20.43	$23.69	$28.14	$25.33		$20.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.19	0.20	0.10	0.31	(b)	0.13
Net realized and unrealized gain (loss)	0.51		2.91	1.76	(1.57)	3.89		4.68

Total from Investment Operations	0.56		3.10	1.96	(1.47)	4.20		4.81

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.20)	(0.11)	(0.31)	(0.09)		(0.13)
Net realized capital gains	(2.63)		(0.56)	(5.11)	(2.67)	(1.30)		—

Total Distributions	(2.81)		(0.76)	(5.22)	(2.98)	(1.39)		(0.13)

Net asset value, end of the period	$20.52		$22.77	$20.43	$23.69	$28.14		$25.33

Total return(c)	2.23	%(d)	15.46%	8.85%	(6.30)%	17.07	%(b)	23.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,030		$10,948	$11,474	$15,071	$16,958		$15,158
Net expenses	1.74	%(e)	1.71%	1.69%	1.70%	1.71%		1.72%
Gross expenses	1.74	%(e)	1.71%	1.69%	1.70%	1.71%		1.72%
Net investment income	0.43	%(e)	0.89%	0.94%	0.40%	1.15	%(b)	0.55%
Portfolio turnover rate	6%		27%	15%	20%	28%		24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.08, total return would have been 16.11% and the ratio of net investment income to average net assets would have been 0.28%.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class N
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$23.19		$20.80	$24.09	$28.58	$25.65		$22.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.46	0.44	0.42	0.63	(b)	0.25
Net realized and unrealized gain (loss)	0.53		2.94	1.80	(1.61)	3.94		2.81

Total from Investment Operations	0.71		3.40	2.24	(1.19)	4.57		3.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)		(0.45)	(0.42)	(0.63)	(0.34)		—
Net realized capital gains	(2.63)		(0.56)	(5.11)	(2.67)	(1.30)		—

Total Distributions	(3.10)		(1.01)	(5.53)	(3.30)	(1.64)		—

Net asset value, end of the period	$20.80		$23.19	$20.80	$24.09	$28.58		$25.65

Total return	2.85	%(c)	16.80%	10.08%	(5.23)%	18.43	%(b)	13.55	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$94,290		$594,165	$499,533	$554,946	$392,811		$260,643
Net expenses	0.60	%(d)	0.58%	0.57%	0.57%	0.57%		0.57	%(d)
Gross expenses	0.60	%(d)	0.58%	0.57%	0.57%	0.57%		0.57	%(d)
Net investment income	1.58	%(d)	2.07%	2.11%	1.55%	2.28	%(b)	1.50	%(d)
Portfolio turnover rate	6%		27%	15%	20%	28%		24%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.39, total return would have been 17.48% and the ratio of net investment income to average net assets would have been 1.43%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class Y
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$23.21		$20.81	$24.10	$28.58	$25.65		$20.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.41	0.41	0.37	0.60	(b)	0.36
Net realized and unrealized gain (loss)	0.53		2.97	1.79	(1.60)	3.94		4.72

Total from Investment Operations	0.69		3.38	2.20	(1.23)	4.54		5.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)		(0.42)	(0.38)	(0.58)	(0.31)		(0.34)
Net realized capital gains	(2.63)		(0.56)	(5.11)	(2.67)	(1.30)		—

Total Distributions	(3.06)		(0.98)	(5.49)	(3.25)	(1.61)		(0.34)

Net asset value, end of the period	$20.84		$23.21	$20.81	$24.10	$28.58		$25.65

Total return	2.75	%(c)	16.63%	9.92%	(5.37)%	18.27	%(b)	24.65%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$235,302		$377,162	$553,259	$681,109	$1,303,492		$1,513,807
Net expenses	0.73	%(d)	0.71%	0.69%	0.70%	0.71%		0.72%
Gross expenses	0.73	%(d)	0.71%	0.69%	0.70%	0.71%		0.72%
Net investment income	1.45	%(d)	1.86%	1.95%	1.36%	2.19	%(b)	1.56%
Portfolio turnover rate	6%		27%	15%	20%	28%		24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.35, total return would have been 17.32% and the ratio of net investment income to average net assets would have been 1.28%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Admin Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$23.04		$20.37	$23.81	$28.34	$25.51		$20.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.31	0.32	0.26	0.30	(b)	0.24
Net realized and unrealized gain (loss)	0.52		2.92	1.69	(1.61)	4.07		4.71

Total from Investment Operations	0.62		3.23	2.01	(1.35)	4.37		4.95

LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)		—	(0.34)	(0.51)	(0.24)		(0.23)
Net realized capital gains	(2.63)		(0.56)	(5.11)	(2.67)	(1.30)		—

Total Distributions	(2.95)		(0.56)	(5.45)	(3.18)	(1.54)		(0.23)

Net asset value, end of the period	$20.71		$23.04	$20.37	$23.81	$28.34		$25.51

Total return	2.47	%(c)	16.06%	9.11%	(5.83)%	17.68	%(b)	24.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$912		$841	$854	$85,387	$268		$12
Net expenses	1.24	%(d)	1.21%	1.19%	1.23%	1.21%		1.19%
Gross expenses	1.24	%(d)	1.21%	1.19%	1.23%	1.21%		1.19%
Net investment income	0.93	%(d)	1.44%	1.61%	1.03%	1.07	%(b)	1.01%
Portfolio turnover rate	6%		27%	15%	20%	28%		24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27, total return would have been 16.73% and the ratio of net investment income to average net assets would have been 0.96%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  54

Notes to Financial Statements

March 31, 2018 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Global Allocation Fund (formerly Loomis Sayles Global Equity and Income Fund) (the “Global Allocation Fund”)

Loomis Sayles Growth Fund (the “Growth Fund”)

Loomis Sayles Value Fund (the “Value Fund”)

Each Fund is a diversified investment company.

Growth Fund was closed to new investors effective April 28, 2017. Growth Fund continues to offer Class A, Class C, Class N, and Class Y shares to existing shareholders and clients of registered investment advisers and registered representatives trading through intermediary programs/platforms on which the Fund is already available.

Each Fund offers Class A, Class C, Class N and Class Y shares. In addition, the Value Fund offers Admin Class shares. Class T shares of the Funds are not currently available for purchase.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A, Class C and Admin Class), and transfer agent fees are borne collectively for Class A,

55  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Class C, Class Y and Admin Class (for Value Fund) and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans

|  56

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2018, securities held by Global Allocation Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets
$348,031,272	17.1%	$4,068,217	0.2%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on

57  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

|  58

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Due to/from Brokers.  Transactions and positions in certain forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due to brokers balance in the Statement of Assets and Liabilities for Global Allocation Fund represents cash received as collateral for forward foreign currency contracts. The due from brokers balance in the Statement of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

f.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their

59  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2018.

g.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

|  60

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

h.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, contingent payment debt instruments, capital gain and return of capital distributions received, convertible bonds, capital gains taxes, redemptions in-kind and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, contingent payment debt instruments, trust preferred securities, convertible bonds and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Allocation Fund	$17,489,512	$—	$17,489,512
Growth Fund	37,517,315	30,869,007	68,386,322
Value Fund	24,631,854	32,144,771	56,776,625

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of March 31, 2018, the cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis was as follows:

	Global Allocation Fund	Growth Fund	Value Fund
Federal tax cost	$1,632,167,493	$6,176,628,992	$372,575,988

Gross tax appreciation	$410,399,720	$1,899,964,998	$150,108,923
Gross tax depreciation	(17,048,524)	(93,742,954)	(14,921,382)

Net tax appreciation	$393,351,196	$1,806,222,044	$135,187,541

61  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

i.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

j.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2018, none of the Funds had loaned securities under this agreement.

k.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018, at value:

Global Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks
Belgium	$—	$10,212,621	$—		$10,212,621
France	—	31,502,058	—		31,502,058
Hong Kong	—	59,404,748	—		59,404,748
India	—	17,195,479	—		17,195,479
Sweden	—	49,141,448	—		49,141,448
Switzerland	—	87,071,281	—		87,071,281
United Kingdom	—	93,503,637	—		93,503,637
United States	861,045,048	5,728	—		861,050,776
All Other Common Stocks(a)	124,406,625	—	—		124,406,625

Total Common Stocks	985,451,673	348,037,000	—		1,333,488,673

Bonds and Notes
Non-Convertible Bonds
United States	37,109	312,157,986	30,402	(b)	312,225,497
All Other Non-Convertible Bonds(a)	—	225,398,178	—		225,398,178

Total Non-Convertible Bonds	37,109	537,556,164	30,402		537,623,675

Convertible Bonds(a)	—	10,123,834	—		10,123,834
Municipals(a)	—	268,026	—		268,026

Total Bonds and Notes	37,109	547,948,024	30,402		548,015,535

Preferred Stocks(a)	734,798	512,358	—		1,247,156

Short-Term Investments	—	142,966,011	—		142,966,011
Forward Foreign Currency Contracts (unrealized appreciation)	—	318,767	—		318,767

Total	$986,223,580	$1,039,782,160	$30,402		$2,026,036,142

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Global Allocation Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(517,453)	$—	$(517,453)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

A common stock valued at $13,929,710 was transferred from Level 2 to Level 1 during the period ended March 31, 2018. At September 30, 2017, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At March 31, 2018, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,779,345,152	$—	$—	$7,779,345,152
Short-Term Investments	—	203,505,884	—	203,505,884

Total	$7,779,345,152	$203,505,884	$—	$7,982,851,036

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$501,134,175	$—	$—	$501,134,175
Short-Term Investments	—	6,629,354	—	6,629,354

Total	$501,134,175	$6,629,354	$—	$507,763,529

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or March 31, 2018:

Global Allocation Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Common Stocks
United States	$3,886	$—	$—	$—	$—
Bonds and Notes
Non-Convertible Bonds
United States	1,075,475	—	—	(679)	—

Total	$1,079,361	$—	$—	$(679)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Common Stocks
United States	$—	$—	$(3,886)	$—	$—
Bonds and Notes
Non-Convertible Bonds
United States	—	31,081	(1,075,475)	30,402	(679)

Total	$—	$31,081	$(1,079,361)	$30,402	$(679)

A common stock valued at $3,886 was transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, this security was valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At March 31, 2018, this security was valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

A debt security valued at $31,081 was transferred from Level 2 to Level 3 during the period ended March 31, 2018. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $158,100 was transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $917,375 was transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Global Allocation Fund used during the period include forward foreign currency contracts.

Global Allocation Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2018, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2018, as reflected within the Statements of Assets and Liabilities

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$318,767

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(517,453)

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2018 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$3,305,698

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$3,607

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Global Allocation Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2018:

Global Allocation Fund	Forwards
Average Notional Amount Outstanding	7.24%
Highest Notional Amount Outstanding	8.05%
Lowest Notional Amount Outstanding	6.85%
Notional Amount Outstanding as of March 31, 2018	7.33%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

Global Allocation Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to International Swaps and Derivatives

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2018, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Allocation Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$56,026	$—	$56,026	$—	$56,026
Credit Suisse International	209,113	(208,557)	556	(556)	—
UBS AG	53,628	(37,393)	16,235	—	16,235

	$318,767	$(245,950)	$72,817	$(556)	$72,261

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Credit Suisse International	$(208,557)	$208,557	$—	$—	$—
Morgan Stanley & Co.	(271,503)	—	(271,503)	77,000	(194,503)
UBS AG	(37,393)	37,393	—	—	—

	$(517,453)	$245,950	$(271,503)	$77,000	$(194,503)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The

69  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2018:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Allocation Fund	$395,767	$72,261

Net loss amount reflects cash received as collateral for Global Allocation Fund of $150,000.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2018, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Global Allocation Fund	$263,240,898	$229,742,545
Growth Fund	660,912,980	356,086,323
Value Fund	45,638,316	738,379,383

For the six months ended March 31, 2018, purchases and sales of U.S. Government/Agency securities by the Global Allocation Fund were $80,738,263 and $37,741,690, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2018, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $2 billion	Over $2 billion
Global Allocation Fund	0.75%	0.73%
Growth Fund	0.50%	0.50%
Value Fund	0.50%	0.50%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Global Allocation Fund	1.25%	2.00%	0.95%	1.00%	—
Growth Fund	1.25%	2.00%	0.95%	1.00%	—
Value Fund	1.10%	1.85%	0.80%	0.85%	1.35%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2018, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Global Allocation Fund	$7,203,451	0.75%
Growth Fund	19,769,509	0.50%
Value Fund	2,054,325	0.50%

No expenses were recovered for any of the Funds during the six months ended March 31, 2018 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

Under the Admin Class Plan, Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2018, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
Global Allocation Fund	$416,062	$452,305	$—	$1,356,915	$—
Growth Fund	1,318,188	172,975	—	518,925	—
Value Fund	224,441	13,291	1,111	39,871	1,111

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Global Allocation Fund	$425,518
Growth Fund	1,751,485
Value Fund	181,991

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Allocation Fund	$718,543
Growth Fund	3,023,620
Value Fund	310,373

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

As of March 31, 2018, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Allocation Fund	$37,774
Growth Fund	66,943
Value Fund	7,302

Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2018, were as follows:

Fund	Commissions
Global Allocation Fund	$49,153
Growth Fund	32,972
Value Fund	1,240

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

75  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of March 31, 2018, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Global Allocation Fund	—	0.95%	0.95%
Growth Fund	0.22%	0.64%	0.86%
Value Fund	3.38%	4.81%	8.19%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Global Allocation Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2019.

Natixis Advisors has given a binding contractual undertaking to the Growth Fund to reimburse any and all transfer agency expenses attributable to accounts admitted to Class N via a provision that allows Natixis Distribution, at its sole discretion, to waive the investment minimum for certain accounts, as described in the Fund’s prospectus. This undertaking is in effect through June 30, 2019. Prior to February 1, 2018, Natixis

|  76

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Advisors had given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares.

Expenses reimbursed pursuant to these undertakings are not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2018, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Fund	Reimbursement of Transfer Agency Expenses
Class N
Global Allocation Fund	$269
Growth Fund	19,953

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2018 the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
Global Allocation Fund	$135,040	$146,970	$269	$470,002	$—
Growth Fund	450,541	59,117	20,131	2,696,921	—
Value Fund	125,774	7,456	1,077	210,050	626

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

77  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, none of the Funds had borrowings under this agreement.

Effective April 12, 2018, the line of credit with Citibank, N.A. expired, and the Funds, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

9.  Brokerage Commission Recapture.  Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments on the Statements of Operations. For the six months ended March 31, 2018, amounts rebated under these agreements were as follows:

Fund	Rebates
Global Allocation Fund	$19,202
Growth Fund	42,577
Value Fund	19,128

Effective March 9, 2018, the brokerage commission recapture program was terminated.

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Growth Fund	7	65.41%	—	65.41%
Value Fund	2	19.53%	8.19%	27.72%

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017(a)
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,350,659	$75,350,150	4,990,165	$100,716,829
Issued in connection with the reinvestment of distributions	259,737	5,734,994	140,170	2,609,969
Redeemed	(2,359,203)	(53,057,215)	(5,616,924)	(111,165,803)

Net change	1,251,193	$28,027,929	(486,589)	$(7,839,005)

Class C
Issued from the sale of shares	1,956,391	$43,547,431	1,966,061	$38,867,350
Issued in connection with the reinvestment of distributions	149,300	3,268,181	55,158	1,018,222
Redeemed	(2,123,314)	(47,119,326)	(7,808,773)	(152,602,063)

Net change	(17,623)	$(303,714)	(5,787,554)	$(112,716,491)

Class N
Issued from the sale of shares	417,795	$9,338,581	2,739,038	$58,209,318
Issued in connection with the reinvestment of distributions	70,593	1,565,046	—	—
Redeemed	(109,712)	(2,523,536)	(107)	(2,286)

Net change	378,676	$8,380,091	2,738,931	$58,207,032

Class Y
Issued from the sale of shares	10,367,133	$234,813,502	19,036,860	$382,730,980
Issued in connection with the reinvestment of distributions	905,490	20,083,757	520,438	9,732,190
Redeemed	(4,710,920)	(106,368,369)	(13,769,090)	(276,314,577)

Net change	6,561,703	$148,528,890	5,788,208	$116,148,593

Increase (decrease) from capital share transactions	8,173,949	$184,633,196	2,252,996	$53,800,129

(a)	From commencement of operations on February 1, 2017 through September 30, 2017 for Class N shares.

79  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,393,080	$94,806,542	23,963,667	$290,490,483
Issued in connection with the reinvestment of distributions	1,464,494	21,381,619	786,586	8,974,953
Redeemed	(6,794,622)	(101,617,238)	(15,774,109)	(197,838,024)

Net change	1,062,952	$14,570,923	8,976,144	$101,627,412

Class C
Issued from the sale of shares	764,380	$10,448,356	3,905,114	$42,699,406
Issued in connection with the reinvestment of distributions	148,410	1,993,146	68,093	719,057
Redeemed	(1,229,818)	(16,831,480)	(3,588,005)	(41,290,336)

Net change	(317,028)	$(4,389,978)	385,202	$2,128,127

Class N
Issued from the sale of shares	8,276,686	$130,037,609	19,181,068	$266,844,514
Issued in connection with the reinvestment of distributions	380,354	5,914,497	138,457	1,680,867
Redeemed	(2,420,312)	(38,419,119)	(1,306,361)	(17,394,963)

Net change	6,236,728	$97,532,987	18,013,164	$251,130,418

Class Y
Issued from the sale of shares	72,752,735	$1,156,689,974	245,187,409	$3,227,208,558
Issued in connection with the reinvestment of distributions	7,592,419	118,138,051	2,860,266	34,723,626
Redeemed	(51,553,851)	(820,176,174)	(138,438,910)	(1,821,188,519)

Net change	28,791,303	$454,651,851	109,608,765	$1,440,743,665

Increase (decrease) from capital share transactions	35,773,955	$562,365,783	136,983,275	$1,795,629,622

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	439,041	$9,537,552	627,507	$13,731,208
Issued in connection with the reinvestment of distributions	960,441	20,265,302	349,224	7,462,922
Redeemed	(1,342,334)	(30,549,285)	(2,219,069)	(48,341,791)

Net change	57,148	$(746,431)	(1,242,338)	$(27,147,661)

Class C
Issued from the sale of shares	33,608	$712,815	110,232	$2,365,298
Issued in connection with the reinvestment of distributions	51,179	1,070,149	14,244	301,816
Redeemed	(76,818)	(1,686,181)	(205,329)	(4,437,924)

Net change	7,969	$96,783	(80,853)	$(1,770,810)

Class N
Issued from the sale of shares	425,596	$9,579,782	7,781,464	$169,587,495
Issued in connection with the reinvestment of distributions	3,640,565	76,852,331	1,078,970	23,079,174
Redeemed	(25,153,587)	(533,906,064)	(7,260,407)	(156,585,697)

Net change	(21,087,426)	$(447,473,951)	1,600,027	$36,080,972

Class Y
Issued from the sale of shares	1,386,045	$30,694,568	4,271,030	$92,962,427
Issued in connection with the reinvestment of distributions	1,987,223	42,069,519	1,131,792	24,254,317
Redeemed	(8,333,393)	(184,783,422)	(15,444,649)	(339,300,791)
Redeemed in-kind (Note 13)	—	—	(292,779)	(6,300,603)

Net change	(4,960,125)	$(112,019,335)	(10,334,606)	$(228,384,650)

Admin Class
Issued from the sale of shares	8,771	$188,356	7,818	$170,605
Issued in connection with the reinvestment of distributions	3	58	—	2
Redeemed	(1,254)	(28,978)	(13,253)	(278,760)

Net change	7,520	$159,436	(5,435)	$(108,153)

Increase (decrease) from capital share transactions	(25,974,914)	$(559,983,498)	(10,063,205)	$(221,330,302)

13.  Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in capital. For the year ended September 30, 2017, Value Fund participated in a redemption in-kind transaction. For the six months ended March 31, 2018, none of the Funds participated in redemption in-kind transactions.

81  |

Additional Information

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Trust was held on December 4, 2017 to consider a proposal to elect thirteen Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,650,323,196.06	13,951,932.67
Kenneth A. Drucker	1,649,298,883.81	14,976,244.92
Edmond J. English	1,650,162,849.38	14,112,279.34
David L. Giunta	1,649,705,816.93	14,569,311.79
Richard A. Goglia	1,650,200,499.41	14,074,629.32
Wendell J. Knox	1,649,845,960.13	14,429,168.60
Martin T. Meehan	1,649,803,233.76	14,471,894.97
Maureen B. Mitchell	1,650,894,337.38	13,380,791.35
Sandra O. Moose**	1,649,617,852.02	14,657,276.71
James P. Palermo	1,650,208,171.55	14,066,957.18
Erik R. Sirri	1,649,620,219.44	14,654,909.29
Peter J. Smail	1,650,200,577.97	14,074,550.76
Cynthia L. Walker	1,651,179,641.66	13,095,487.07

*	Trust-wide voting results.
**	Ms. Moose retired as a Trustee effective January 1, 2018.

|  82

Semiannual Report

March 31, 2018

Loomis Sayles High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A NEFHX
Elaine M. Stokes	Class C NEHCX
Loomis, Sayles & Company, L.P.	Class N LSHNX
Class Y NEHYX

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

1  |

Average Annual Total Returns — March 31, 20183

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 2/29/08)
NAV	-0.15%	3.70%	4.15%	6.88%	—%	0.90%	0.80%

Class A (Inception 2/22/84)
NAV	-0.28	3.43	3.91	6.62	—	1.15	1.05
With 4.25% Maximum Sales Charge	-4.44	-0.95	3.03	6.17	—

Class C (Inception 3/2/98)
NAV	-0.66	2.64	3.12	5.84	—	1.90	1.80
With CDSC[1]	-1.64	1.65	3.12	5.84	—

Class N (Inception 11/30/16)
NAV	0.10	3.99	—	—	6.76	31.73	0.75

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[2]	-0.39	3.78	4.99	8.27	4.26

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	The Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB /BB or below, excluding emerging market debt. The Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  2

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols
Christopher T. Harms	Class A LSDRX
Clifton V. Rowe, CFA®	Class C LSCDX
Kurt L. Wagner, CFA®, CIC	Class Y LSDIX

Investment Goal

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

3  |

Average Annual Total Returns — March 31, 20184,5

					Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Class Y (Inception 1/28/98)[1]
NAV	-1.06%	0.72%	1.67%	4.12%	0.47%	0.40%

Class A (Inception 5/28/10)[1]
NAV	-1.09	0.46	1.41	3.86	0.72	0.65
With 4.25% Maximum Sales Charge	-5.32	-3.77	0.53	3.41

Class C (Inception 8/31/16)[1]
NAV	-1.55	-0.29	0.63	2.95	1.48	1.40
With CDSC[2]	-2.53	-1.27	0.63	2.95

Comparative Performance
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index[3]	-1.18	0.35	1.25	2.92

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Effective August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class A shares. Prior to the inception of Class C shares (August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range with in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

4	The Fund revised its investment strategy on May 28, 2010; performance may have been different had the current investment strategy been in place for all periods shown.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  4

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols
Christopher T. Harms	Class A NEFLX
Clifton V. Rowe, CFA®	Class C NECLX
Kurt L. Wagner, CFA®, CIC	Class N LGANX
Loomis, Sayles & Company, L.P.	Class Y NELYX

Investment Goal

The Fund seeks a high current return consistent with preservation of capital.

5  |

Average Annual Total Returns — March 31, 20183

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 3/31/94)
NAV	-0.26%	0.51%	0.69%	2.59%	—%	0.55%	0.55%

Class A (Inception 1/3/89)
NAV	-0.39	0.17	0.42	2.32	—	0.80	0.80
With 2.25% Maximum Sales Charge	-2.62	-2.07	-0.03	2.09	—

Class C (Inception 12/30/94)
NAV	-0.76	-0.58	-0.33	1.57	—	1.55	1.55
With CDSC[1]	-1.75	-1.56	-0.33	1.57	—

Class N (Inception 2/1/17)
NAV	-0.22	0.60	—	—	0.78	0.50	0.47

Comparative Performance
Bloomberg Barclays U.S. 1-5 Year Government Bond Index[2]	-0.79	-0.09	0.63	1.66	0.12

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is composed of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Aggregate Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  6

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2017 through March 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  8

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2017	ENDING ACCOUNT VALUE 3/31/2018	EXPENSES PAID DURING PERIOD* 10/1/2017 – 3/31/2018
Class A
Actual	$1,000.00	$997.20	$5.23
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$993.40	$8.95
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class N
Actual	$1,000.00	$1,001.00	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y
Actual	$1,000.00	$998.50	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2017	ENDING ACCOUNT VALUE 3/31/2018	EXPENSES PAID DURING PERIOD* 10/1/2017 – 3/31/2018
Class A
Actual	$1,000.00	$989.10	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$984.50	$6.93
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class Y
Actual	$1,000.00	$989.40	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40% and 0.40% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

9  |

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2017	ENDING ACCOUNT VALUE 3/31/2018	EXPENSES PAID DURING PERIOD* 10/1/2017 – 3/31/2018
Class A
Actual	$1,000.00	$996.10	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03
Class C
Actual	$1,000.00	$992.40	$7.70
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class N
Actual	$1,000.00	$997.80	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.59	$2.37
Class Y
Actual	$1,000.00	$997.40	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.77

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio: 0.80%, 1.55%, 0.47% and 0.55% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  10

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.0% of Net Assets
Non-Convertible Bonds — 81.6%
	ABS Home Equity — 1.3%
$93,222	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	$95,036
102,977	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	108,192
83,002	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	84,701
28,569	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 3.806%, 11/20/2035(a)	26,383
203,372	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.138%, 9/19/2045(b)	165,710
305,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1-month LIBOR + 3.300%, 5.172%, 10/25/2027(b)(c)	339,520
125,082	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.968%, 7/19/2035(a)	119,914
246,266	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.495%, 3/25/2035(a)	242,966
259,992	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.160%, 3/25/2035(a)	243,367
100,000	RCO Mortgage LLC, Series 2017-1, Class A2, 5.125%, 8/25/2022, 144A(a)	100,074
470,000	VOLT LVI LLC, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(a)	470,096
220,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(a)	220,003

		2,215,962

	ABS Other — 0.3%
224,562	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)	223,045
248,472	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(d)	249,093

		472,138

	Aerospace & Defense — 1.2%
95,000	Engility Corp., 8.875%, 9/01/2024	98,771
638,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	709,571
383,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	467,260
845,000	TransDigm, Inc., 6.500%, 7/15/2024	866,125

		2,141,727

	Airlines — 0.4%
535,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	559,744
43,850	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	44,737
44,323	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	44,916

		649,397

	Automotive — 1.1%
680,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	640,900
195,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	193,294

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$285,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	$290,344
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	111,837
240,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	241,500
420,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	421,050

		1,898,925

	Banking — 4.8%
1,985,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,960,187
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	499,695
6,605,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 2.500%, 23.708%, 1/12/2020, 144A, (ARS)(b)	321,857
6,270,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 26.771%, 11/07/2022, 144A, (ARS)(b)	313,715
8,775,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	412,708
7,075,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Private Banks + 4.500%, 27.271%, 8/09/2020, 144A, (ARS)(b)	343,711
1,280,000	Barclays PLC, 5.200%, 5/12/2026(c)	1,290,295
1,195,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,391,972
400,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	369,844
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	463,584
895,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	898,191

		8,265,759

	Brokerage — 0.3%
535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	529,650

	Building Materials — 1.5%
610,000	Beacon Escrow Corp., 4.875%, 11/01/2025, 144A	581,025
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	235,865
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	385,595
420,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	411,600
445,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	431,650
130,000	Jeld-Wen, Inc., 4.625%, 12/15/2025, 144A	123,825
160,000	Jeld-Wen, Inc., 4.875%, 12/15/2027, 144A	151,200
50,000	Masco Corp., 6.500%, 8/15/2032	57,932
180,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	186,750

		2,565,442

	Cable Satellite — 5.0%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	787,050
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	478,087
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	625,781
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,225
865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	860,684
1,360,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	1,302,200
75,000	CSC Holdings LLC, 6.750%, 11/15/2021	78,094
355,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	333,700

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$800,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	$762,104
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,557,394
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	262,350
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	492,275
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	365,625
840,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	789,356

		8,709,925

	Chemicals — 0.9%
1,510,000	Hercules LLC, 6.500%, 6/30/2029(e)(f)	1,530,763

	Construction Machinery — 1.1%
225,000	Ashtead Capital, Inc., 4.125%, 8/15/2025, 144A	216,000
235,000	Ashtead Capital, Inc., 4.375%, 8/15/2027, 144A	223,250
615,000	United Rentals North America, Inc., 4.625%, 10/15/2025	598,087
15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	15,113
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	832,840

		1,885,290

	Consumer Cyclical Services — 0.3%
235,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	225,600
350,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	377,125

		602,725

	Consumer Products — 0.5%
790,000	Coty, Inc., 6.500%, 4/15/2026, 144A	793,950

	Electric — 1.6%
125,000	AES Corp., 5.125%, 9/01/2027	127,187
479,000	AES Corp. (The), 5.500%, 4/15/2025	496,196
150,000	AES Corp. (The), 6.000%, 5/15/2026	157,875
808,000,000	Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027, 144A, (COP)	296,944
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,779,870

		2,858,072

	Environmental — 0.1%
100,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	100,000
95,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	100,225

		200,225

	Finance Companies — 3.3%
1,055,000	Aircastle Ltd., 4.125%, 5/01/2024	1,033,900
515,000	Aircastle Ltd., 5.500%, 2/15/2022	536,887
120,000	CIT Group, Inc., 4.125%, 3/09/2021	120,600
120,000	iStar, Inc., 4.625%, 9/15/2020	120,150
505,000	iStar, Inc., 5.000%, 7/01/2019	506,601
395,000	iStar, Inc., 5.250%, 9/15/2022	382,163
720,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	682,200

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — continued
$255,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	$259,452
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	316,181
620,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	579,700
710,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	708,225
405,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	412,691

		5,658,750

	Financial Other — 0.4%
565,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp, 6.000%, 8/01/2020	576,300
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	180,450

		756,750

	Food & Beverage — 2.1%
200,000	BRF GmbH, 4.350%, 9/29/2026, 144A	173,160
840,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	893,416
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	307,725
255,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	256,912
385,000	Marfrig Holdings Europe BV, Class B, 8.000%, 6/08/2023, 144A	386,686
280,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	271,911
540,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	508,842
830,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	825,850

		3,624,502

	Gaming — 0.9%
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026	182,457
375,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	380,625
210,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	196,938
725,000	MGM Resorts International, 6.000%, 3/15/2023	761,250

		1,521,270

	Government Owned – No Guarantee — 2.7%
740,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	645,650
175,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	169,335
755,000	Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	747,450
50,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	48,750
160,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	157,360
405,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	413,100
160,521(††)	Petroleos Mexicanos, 7.190%, 9/12/2024, 144A, (MXN)(c)	796,071
129,850(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)(c)	632,123
710,000	YPF S.A., 6.950%, 7/21/2027, 144A	712,911
510,000	YPF S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 27.125%, 7/07/2020, 144A(b)	391,024

		4,713,774

	Health Insurance — 0.2%
365,000	Centene Corp., 6.125%, 2/15/2024	379,856

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — 4.5%
$155,000	HCA, Inc., 4.500%, 2/15/2027	$149,575
25,000	HCA, Inc., 5.250%, 4/15/2025	25,555
90,000	HCA, Inc., 5.250%, 6/15/2026	91,170
260,000	HCA, Inc., 5.375%, 2/01/2025	260,650
170,000	HCA, Inc., 7.050%, 12/01/2027	179,775
655,000	HCA, Inc., 7.500%, 12/15/2023	718,862
145,000	HCA, Inc., 7.500%, 11/06/2033	158,413
590,000	HCA, Inc., 7.690%, 6/15/2025	650,475
480,000	HCA, Inc., 8.360%, 4/15/2024	548,400
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	898,925
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	566,500
275,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	265,375
315,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	302,400
390,000	Polaris Intermediate Corp., PIK, 8.500%, 12/01/2022, 144A(g)	397,804
200,000	Quintiles IMS, Inc., 5.000%, 10/15/2026, 144A	199,272
960,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	931,200
390,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	374,888
180,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	163,800
830,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	874,612

		7,757,651

	Home Construction — 2.0%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(d)(f)(h)(i)	12
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(e)(f)	678,105
800,000	Lennar Corp., 4.750%, 5/30/2025	788,000
1,130,000	PulteGroup, Inc., 5.500%, 3/01/2026	1,164,465
915,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	917,287

		3,547,869

	Independent Energy — 8.2%
460,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	465,750
335,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	345,888
310,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	334,800
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	602,800
90,000	California Resources Corp., 5.500%, 9/15/2021	69,373
41,000	California Resources Corp., 6.000%, 11/15/2024	25,050
460,000	California Resources Corp., 8.000%, 12/15/2022, 144A	361,100
140,000	Callon Petroleum Co., 6.125%, 10/01/2024	143,192
153,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	141,525
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,210
13,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	13,065
34,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	35,020
795,000	CNX Resources Corp., 5.875%, 4/15/2022	799,969
645,000	Continental Resources, Inc., 3.800%, 6/01/2024	620,812
235,000	Continental Resources, Inc., 4.500%, 4/15/2023	237,644
470,000	Continental Resources, Inc., 5.000%, 9/15/2022	476,462
690,000	Eclipse Resources Corp., 8.875%, 7/15/2023	651,187

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$595,000	Gulfport Energy Corp., 6.375%, 5/15/2025	$569,712
265,000	Gulfport Energy Corp., 6.375%, 1/15/2026	251,750
202,000	Halcon Resources Corp., 6.750%, 2/15/2025	198,465
145,000	Matador Resources Co., 6.875%, 4/15/2023	150,800
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	342,350
600,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	582,000
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	482,625
185,000	Newfield Exploration Co., 5.625%, 7/01/2024	195,175
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	633,900
100,000	PDC Energy, Inc., 6.125%, 9/15/2024	102,000
445,000	QEP Resources, Inc., 5.375%, 10/01/2022	444,444
1,150,000	Rex Energy Corp., 8.000%, 10/01/2020(e)(f)	327,750
565,000	RSP Permian, Inc., 6.625%, 10/01/2022	590,419
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	240,694
755,000	Sanchez Energy Corp., 7.250%, 2/15/2023, 144A	758,775
325,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	310,375
920,000	SM Energy Co., 5.000%, 1/15/2024	853,300
35,000	SM Energy Co., 6.125%, 11/15/2022	35,000
60,000	SM Energy Co., 6.500%, 1/01/2023	59,550
190,000	SM Energy Co., 6.750%, 9/15/2026	188,100
395,000	Southwestern Energy Co., 6.700%, 1/23/2025	383,348
285,000	Southwestern Energy Co., 7.500%, 4/01/2026	287,850
405,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	409,042
50,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	50,506
355,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	357,663

		14,136,440

	Integrated Energy — 0.1%
200,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	200,108

	Leisure — 0.2%
85,000	Boyne USA, Inc., 7.250%, 5/01/2025, 144A	87,231
230,000	Constellation Merger Sub, Inc., 8.500%, 9/15/2025, 144A	222,525

		309,756

	Life Insurance — 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	338,300

	Local Authorities — 0.4%
325,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	332,862
270,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	280,125
2,390,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Private Banks + 3.830%, 26.832%, 5/31/2022, (ARS)(b)	122,865

		735,852

	Lodging — 0.9%
150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	145,500
755,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	754,056

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Lodging — continued
$705,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027	$697,069

		1,596,625

	Media Entertainment — 2.7%
890,000	AMC Networks, Inc., 4.750%, 8/01/2025	857,631
1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,178,908
1,305,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	1,303,369
160,000	Match Group, Inc., 5.000%, 12/15/2027, 144A	157,600
395,000	Meredith Corp., 6.875%, 2/01/2026, 144A	405,369
890,000	Netflix, Inc., 4.875%, 4/15/2028, 144A	855,824

		4,758,701

	Metals & Mining — 2.2%
610,000	ArcelorMittal, 7.000%, 3/01/2041	709,125
400,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	379,500
145,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	145,453
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	270,000
1,375,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,350,938
400,000	Gerdau Trade, Inc., 4.875%, 10/24/2027, 144A	394,932
245,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	258,237
80,000	Vale Overseas Ltd., 6.875%, 11/10/2039	94,800
190,000	Vale S.A., 5.625%, 9/11/2042	200,545

		3,803,530

	Midstream — 3.4%
435,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	431,737
1,265,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,242,862
570,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	570,331
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	190,500
135,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	134,663
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	406,519
165,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	163,969
700,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	689,500
385,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	373,450
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	911,625
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	91,200
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	644,800

		5,851,156

	Non-Agency Commercial Mortgage-Backed Securities — 0.8%
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	910,604
264,395	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.826%, 8/10/2045(a)	266,631

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$25,103	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(a)	$25,172
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.826%, 6/15/2045, 144A(a)	101,184

		1,303,591

	Oil Field Services — 1.1%
430,000	Ensco PLC, 5.750%, 10/01/2044	291,325
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	99,200
160,000	Noble Holding International Ltd., 6.050%, 3/01/2041	104,800
420,000	Noble Holding International Ltd., 7.750%, 1/15/2024	389,550
530,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	522,050
35,000	Parker Drilling Co., 6.750%, 7/15/2022	27,334
105,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	105,262
252,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	256,410
175,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	172,375

		1,968,306

	Packaging — 1.7%
200,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(g)	207,250
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	396,481
200,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	212,750
665,000	Ball Corp., 4.875%, 3/15/2026	666,729
610,000	Berry Global, Inc., 4.500%, 2/15/2026, 144A	577,213
350,000	Crown Americas LLC/Crown Americas Capital Corp., 4.750%, 2/01/2026, 144A	338,625
600,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	617,250

		3,016,298

	Paper — 0.4%
440,000	Klabin Finance S.A., 4.875%, 9/19/2027, 144A	422,950
210,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	220,521

		643,471

	Pharmaceuticals — 1.1%
280,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	273,000
200,000	Endo Dac/Endo Finance LLC/Endo Finance, Inc., 5.875%, 10/15/2024, 144A	197,000
380,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	279,458
265,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	231,875
85,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	81,175
990,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	873,665

		1,936,173

	Property & Casualty Insurance — 1.3%
435,000	Ardonagh Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	625,319
820,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	846,322

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance — continued
$786,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	$813,510

		2,285,151

	Refining — 0.4%
635,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	638,175

	Restaurants — 0.5%
890,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	847,458

	Retailers — 0.7%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	43,081
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	488,292
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	233,488
250,000	L Brands, Inc., 6.750%, 7/01/2036	240,000
180,000	L Brands, Inc., 6.875%, 11/01/2035	174,600
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034(e)(f)	52,000

		1,231,461

	Sovereigns — 0.3%
10,810,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 27.935%, 6/21/2020, (ARS)(b)	571,042

	Supermarkets — 0.6%
335,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	285,688
935,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	719,950

		1,005,638

	Supranational — 1.1%
5,190,000,000	International Bank for Reconstruction and Development, 4.250%, 6/20/2019, (COP)(c)	1,852,757

	Technology — 4.5%
416,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	353,600
170,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	177,438
60,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	62,430
1,440,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,550,767
1,345,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	1,708,392
430,000	First Data Corp., 5.000%, 1/15/2024, 144A	430,000
800,000	First Data Corp., 7.000%, 12/01/2023, 144A	839,760
55,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	56,856
95,000	Micron Technology, Inc., 5.500%, 2/01/2025	98,563
515,000	Open Text Corp., 5.625%, 1/15/2023, 144A	533,669
190,000	Open Text Corp., 5.875%, 6/01/2026, 144A	195,405
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	277,832
405,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	408,544
200,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	187,000
900,000	Western Digital Corp., 4.750%, 2/15/2026	898,020

		7,778,276

	Transportation Services — 0.2%
275,000	APL Ltd., 8.000%, 1/15/2024(e)(f)	266,750

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — 6.4%
263,668(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(c)	$1,316,890
210,870(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)	1,177,288
131,759(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)(c)	831,415
29,260,000	South Africa Government International Bond, 8.750%, 1/31/2044, (ZAR)	2,429,224
2,685,000	U.S. Treasury Note, 1.250%, 6/30/2019	2,653,955
2,705,000	U.S. Treasury Note, 1.375%, 2/15/2020	2,659,881

		11,068,653

	Wireless — 3.3%
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	304,871
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	304,521
200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	190,750
105,000	Nokia Oyj, 3.375%, 6/12/2022	101,138
865,000	Nokia Oyj, 4.375%, 6/12/2027	812,019
786,000	Sprint Capital Corp., 6.875%, 11/15/2028	732,945
1,420,000	Sprint Corp., 7.250%, 9/15/2021	1,467,925
315,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	302,400
895,000	T-Mobile USA, Inc., 4.750%, 2/01/2028	860,319
530,000	T-Mobile USA, Inc., 6.000%, 4/15/2024	552,048

		5,628,936

	Wirelines — 2.4%
705,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	597,488
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	126,100
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	17,510
495,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	478,913
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	246,038
1,545,000	Level 3 Financing, Inc., 5.250%, 3/15/2026	1,456,162
705,000	Level 3 Parent LLC, 5.750%, 12/01/2022	703,237
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	140,700
505,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	421,675

		4,187,823

	Total Non-Convertible Bonds (Identified Cost $142,134,061)	141,240,799

Convertible Bonds — 10.4%
	Aerospace & Defense — 0.2%
375,000	Kaman Corp., 3.250%, 5/01/2024, 144A	425,415

	Building Materials — 0.2%
320,000	Tutor Perini Corp., 2.875%, 6/15/2021	337,146

	Cable Satellite — 1.1%
1,330,000	DISH Network Corp., 2.375%, 3/15/2024	1,176,107
735,000	DISH Network Corp., 3.375%, 8/15/2026	707,952

		1,884,059

	Consumer Cyclical Services — 0.5%
910,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	807,625

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Diversified Operations — 0.1%
$160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	$160,800

	Healthcare — 0.8%
510,000	Evolent Health, Inc., 2.000%, 12/01/2021	512,010
125,000	Insulet Corp., 1.375%, 11/15/2024, 144A	143,065
610,000	Teladoc, Inc., 3.000%, 12/15/2022, 144A	720,793

		1,375,868

	Leisure — 0.1%
185,000	Rovi Corp., 0.500%, 3/01/2020	178,272

	Midstream — 0.7%
940,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	809,434
195,000	PDC Energy, Inc., 1.125%, 9/15/2021	189,335
60,000	SM Energy Co., 1.500%, 7/01/2021	56,640
170,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	160,010

		1,215,419

	Oil Field Services — 0.4%
95,000	Hercules Capital, Inc., 4.375%, 2/01/2022	96,122
860,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A	643,640

		739,762

	Pharmaceuticals — 3.8%
355,000	Acorda Therapeutics, Inc., 1.750%, 6/15/2021	322,657
1,625,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,525,469
435,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	479,044
115,000	Dermira, Inc., 3.000%, 5/15/2022, 144A	91,002
410,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024, 144A	466,573
465,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	426,433
1,710,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	1,370,137
310,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	306,260
565,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024, 144A	740,085
460,000	Pacira Pharmaceuticals, Inc., 2.375%, 4/01/2022	419,175
85,000	SareptaTherapeutics, Inc., 1.500%, 11/15/2024, 144A	105,928
270,000	Supernus Pharmaceuticals, Inc., 0.625%, 4/01/2023, 144A	286,563

		6,539,326

	Railroads — 0.3%
35,000	Echo Global Logistics, Inc., 2.500%, 5/01/2020	35,515
410,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	468,426

		503,941

	REITs – Mortgage — 0.2%
435,000	iStar, Inc., 3.125%, 9/15/2022, 144A	413,910

	Technology — 2.0%
1,370,000	Finisar Corp., 0.500%, 12/15/2036	1,230,820
295,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021	396,259
1,105,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,051,098
315,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	311,573

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$450,000	Verint Systems, Inc., 1.500%, 6/01/2021	$438,080

		3,427,830

	Total Convertible Bonds (Identified Cost $18,516,135)	18,009,373

	Total Bonds and Notes (Identified Cost $160,650,196)	159,250,172

Loan Participations — 0.3%
	ABS Other — 0.3%
476,191	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/203(d)(h) (Identified Cost $475,073)	474,775

Senior Loans — 1.2%
	Independent Energy — 0.3%
531,086	Chesapeake Energy Corp., Term Loan, 3-month LIBOR + 7.500%, 9.444%, 8/23/2021(b)	563,424

	Supermarkets — 0.3%
431,053	Albertsons LLC, USD 2017 Term Loan B4, 1-month LIBOR + 2.750%, 4.627%, 8/25/2021(b)	425,518

	Transportation Services — 0.6%
1,042,134	Uber Technologies, 2018 Term Loan, 4/04/2025(j)	1,046,042

	Total Senior Loans (Identified Cost $1,999,501)	2,034,984

Shares
Preferred Stocks — 1.3%
Convertible Preferred Stocks — 1.3%
	Food & Beverage — 0.9%
14,765	Bunge Ltd., 4.875%	1,600,146

	Midstream — 0.4%
137	Chesapeake Energy Corp., 5.750%	78,261
988	Chesapeake Energy Corp., 5.750%	559,159
20	Chesapeake Energy Corp., 5.750%, 144A	11,319

		648,739

	Total Convertible Preferred Stocks (Identified Cost $2,234,677)	2,248,885

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
Non-Convertible Preferred Stock — 0.0%
	Finance Companies — 0.0%
550	iStar, Inc., Series G, 7.650% (Identified Cost $10,956)	$13,585

	Total Preferred Stocks (Identified Cost $2,245,633)	2,262,470

Other Investments — 0.6%
	Aircraft ABS — 0.6%
8,415	Aergen LLC(d)(f)(h)(k)	44,852
100	ECAF I Blocker Ltd.(d)(f)(h)(k)	990,301

	Total Aircraft ABS (Identified Cost $1,009,913)	1,035,153

Common Stocks — 1.8%
	Media — 0.0%
4,113	Dex Media, Inc.(k)(l)	35,166

	Oil, Gas & Consumable Fuels — 1.5%
24,185	Bonanza Creek Energy, Inc.(l)	670,166
8,265	Frontera Energy Corp.(l)	231,011
12,992	Halcon Resources Corp.(l)	63,271
14,882	Kinder Morgan, Inc.	224,123
5,106	Paragon Offshore Ltd., Litigation Units, Class B(k)(l)	150,627
3,403	Paragon Offshore Ltd., Litigation Units, Class A(k)(l)	3,631
1,725	Rex Energy Corp.(e)(f)(l)	1,573
36,249	Whiting Petroleum Corp.(l)	1,226,666

		2,571,068

	Pharmaceuticals — 0.3%
1,189	Allergan PLC	200,097
5,539	Bristol-Myers Squibb Co.	350,342

		550,439

	Total Common Stocks (Identified Cost $6,991,656)	3,156,673

Warrants — 0.0%
3,528	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(l) (Identified Cost $—)	1,799

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.4%
$5,837,065	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $5,837,649 on 4/02/2018 collateralized by $5,910,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $5,957,540 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,837,065)	$5,837,065

	Total Investments — 100.6% (Identified Cost $179,209,037)	174,053,091
	Other assets less liabilities — (0.6)%	(989,382)

	Net Assets — 100.0%	$173,063,709

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $2,856,941 or 1.7% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Illiquid security.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2018, interest payments were made in cash.
(h)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of these securities amounted to $1,509,940 or 0.9% of net assets. See Note 2 of Notes to Financial Statements.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Securities subject to restriction on resale. At March 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Aergen LLC	March 6, 2017	$841,500	$44,852	Less than 0.1%
Dex Media, Inc.	August 12, 2016	20,040	35,166	Less than 0.1%
ECAF I Blocker Ltd.	Decemeber 20, 2016	1,000,000	990,301	0.6%
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	25,887	3,631	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	517,958	150,627	0.1%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

(l)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $69,220,732 or 40.0% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

ARS	Argentine Peso
COP	Colombian Peso
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA	5/02/2018	GBP	S	165,000	$234,028	$231,771	$2,257
HSBC Bank USA	5/02/2018	GBP	S	175,000	244,486	245,817	(1,331)
Bank of America, N.A.	5/02/2018	ZAR	S	25,220,000	1,748,414	2,121,816	(373,402)

Total							$(372,476)

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Industry Summary at March 31, 2018 (Unaudited)

Independent Energy	8.5%
Technology	6.5
Treasuries	6.4
Cable Satellite	6.1
Healthcare	5.3
Pharmaceuticals	5.2
Banking	4.8
Midstream	4.5
Finance Companies	3.3
Wireless	3.3
Food & Beverage	3.0
Media Entertainment	2.7
Government Owned - No Guarantee	2.7
Wirelines	2.4
Metals & Mining	2.2
Home Construction	2.0
Other Investments, less than 2% each	28.3
Short-Term Investments	3.4

Total Investments	100.6
Other assets less liabilities (including forward foreign currency contracts)	(0.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 99.2% of Net Assets
	ABS Car Loan — 11.5%
$152,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	$152,147
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	72,136
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	157,046
555,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021	544,232
110,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	108,447
300,000	AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.400%, 5/18/2022	296,838
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/2023	167,457
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	209,188
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	358,020
365,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	361,388
285,000	Bank of the West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	280,280
520,000	California Republic Auto Recievables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022	514,613
175,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	173,062
3,979	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	3,978
1,000,000	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(a)	987,937
170,000	CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.110%, 10/17/2022	167,677
325,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/2021, 144A	322,643
100,956	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	100,382
423,295	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	423,540
125,000	CPS Auto Receivables Trust, Series 2017-C, Class B, 2.300%, 7/15/2021, 144A	123,928
7,132	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	7,135
800,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	797,871
275,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	272,684
72,243	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	72,377
362,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	362,919
369,080	Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.370%, 11/16/2020, 144A	369,241
185,000	Drive Auto Receivables Trust, Series 2017-3, Class C, 2.800%, 7/15/2022	184,424
230,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	230,075

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$275,000	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.610%, 8/16/2021, 144A	$274,781
107,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	107,906
335,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	339,911
255,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	260,762
440,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	439,357
90,000	DT Auto Owner Trust, Series 2017-1A, Class C, 2.700%, 11/15/2022, 144A	89,666
350,000	DT Auto Owner Trust, Series 2017-3A, Class B, 2.400%, 5/17/2021, 144A	348,290
300,000	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	297,941
190,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A	188,613
260,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	257,832
315,000	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.270%, 7/15/2022, 144A	311,373
290,000	Flagship Credit Auto Trust, Series 2015-2, Class B, 3.080%, 12/15/2021, 144A	290,033
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	197,198
135,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	134,372
160,000	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	158,839
230,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	228,633
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A	685,336
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A	592,890
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	114,585
477,258	GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/2019	475,490
275,000	GM Financial Consumer Automobile, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	271,250
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A	492,445
900,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.970%, 7/15/2020, 144A(a)	892,050
120,000	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.190%, 9/15/2021, 144A	118,703
510,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	505,752
150,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	148,068
125,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.220%, 2/15/2023, 144A	125,166
505,000	Prestige Auto Receivables Trust, Series 2016-2A, Class A3, 1.760%, 1/15/2021, 144A	501,667
188,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	187,564
165,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/2021	164,240
265,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	263,478

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$370,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.630%, 7/15/2022	$368,120
800,000	Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.070%, 12/15/2021, 144A	796,691
295,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class B, 2.300%, 10/17/2022, 144A	294,042
135,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.670%, 5/17/2021, 144A	134,494
40,560	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	40,472
1,330,000	World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.930%, 9/15/2022(a)	1,314,756
110,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	107,778

		20,342,209

	ABS Credit Card — 3.5%
605,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022	596,768
630,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022	621,182
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	413,455
745,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(a)	735,005
805,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023(a)	790,741
1,085,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/2022(a)	1,055,762
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	260,500
470,000	Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/2022	462,666
555,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	545,767
730,000	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024(a)	719,187

		6,201,033

	ABS Home Equity — 1.0%
376,511	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	382,961
250,721	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	249,350
197,782	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	194,089
17,401	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.974%, 7/25/2021(b)	16,960
10,793	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	10,877
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.722%, 10/25/2027(c)	510,370
154,123	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	151,933

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$139,352	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(b)	$137,720
60,323	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.645%, 5/01/2035(b)	61,878

		1,716,138

	ABS Other — 2.6%
270,000	John Deere Owner Trust, Series 2017-B, Class A3, 1.820%, 10/15/2021	265,911
520,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	513,768
397,692	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	403,699
308,986	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	309,655
350,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	353,248
555,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A	555,965
331,583	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	331,823
199,636	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	205,404
131,413	Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	129,996
255,000	Sofi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	253,608
162,708	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	162,201
75,382	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	74,989
166,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	164,527
795,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.060%, 9/20/2021, 144A(a)	787,121

		4,511,915

	ABS Student Loan — 0.8%
164,274	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	161,096
264,722	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 2.545%, 7/25/2025(c)	265,514
75,855	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	75,270
306,324	SoFi Professional Loan Program LLC, Series 2015-C, Class A2, 2.510%, 8/25/2033, 144A	301,660
295,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	291,892
180,000	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	176,869
229,896	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 2.745%, 7/25/2025(c)	230,820

		1,503,121

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Aerospace & Defense — 0.2%
$450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	$442,579

	Agency Commercial Mortgage-Backed Securities — 1.7%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(b)	666,636
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	518,975
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	686,145
1,014,484	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019(a)	1,005,112
153,882	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	152,544

		3,029,412

	Airlines — 0.4%
105,000	Air Canada Pass Through Trust, Series 2017-1, Class A, 3.550%, 7/15/2031, 144A	103,535
52,671	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	55,711
515,000	Southwest Airlines Co., 3.450%, 11/16/2027	497,995

		657,241

	Automotive — 5.1%
425,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	418,682
45,000	Aptiv PLC, 3.150%, 11/19/2020	44,918
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	278,066
740,000	Daimler Finance North America LLC, 2.200%, 5/05/2020, 144A	726,225
220,000	Daimler Finance North America LLC, 2.450%, 5/18/2020, 144A	216,879
890,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	886,876
1,560,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	1,513,691
625,000	General Motors Financial Co., Inc., 3.500%, 11/07/2024	603,395
670,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	660,118
730,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	718,976
175,000	Hyundai Capital America, 3.450%, 3/12/2021, 144A	175,037
930,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	911,625
885,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	886,120
150,000	PACCAR Financial Corp., MTN, 1.200%, 8/12/2019	147,224
165,000	Toyota Motor Credit Corp., GMTN, 2.700%, 1/11/2023	161,889
660,000	Toyota Motor Credit Corp., MTN, 2.150%, 9/08/2022	635,204

		8,984,925

	Banking — 22.0%
530,000	ABN AMRO Bank NV, 1.800%, 9/20/2019, 144A	521,080
315,000	American Express Co., 2.200%, 10/30/2020	307,193
910,000	American Express Co., 3.400%, 2/27/2023	906,930
915,000	ANZ New Zealand (Int’l) Ltd., 2.200%, 7/17/2020, 144A	897,019
910,000	Bank of America Corp., (fixed rate to 3/5/2023, variable rate thereafter), 3.550%, 3/05/2024	913,761
116,000	Bank of America Corp., MTN, 6.875%, 4/25/2018	116,301
1,080,000	Bank of New York Mellon Corp. (The), (fixed rate to 5/16/2022, variable rate thereafter), MTN, 2.661%, 5/16/2023	1,051,052

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$740,000	Bank of Nova Scotia, 2.150%, 7/14/2020	$725,882
450,000	Banque Federative du Credit Mutuel S.A., 2.200%, 7/20/2020, 144A	440,492
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	448,048
625,000	BB&T Corp., MTN, 2.150%, 2/01/2021	609,198
1,280,000	BNP Paribas S.A., 3.375%, 1/09/2025, 144A	1,238,128
885,000	BNP Paribas S.A., 3.500%, 3/01/2023, 144A	877,981
490,000	BNZ International Funding Ltd., 2.400%, 2/21/2020, 144A	484,240
655,000	Capital One Financial Corp., 3.300%, 10/30/2024	631,377
215,000	Citigroup, Inc., 2.900%, 12/08/2021	211,725
750,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	740,947
625,000	Citizens Bank NA, 2.250%, 3/02/2020	614,291
365,000	Citizens Bank NA, 3.700%, 3/29/2023	366,480
430,000	Citizens Bank NA, MTN, 2.500%, 3/14/2019	428,620
250,000	Comerica Bank, 2.500%, 6/02/2020	246,906
970,000	Commonwealth Bank of Australia, 1.750%, 11/07/2019, 144A	952,592
615,000	Commonwealth Bank of Australia, 3.150%, 9/19/2027, 144A	586,519
625,000	Commonwealth Bank of Australia, 3.900%, 3/16/2028, 144A	629,868
910,000	Cooperatieve Rabobank U.A. (NY), 2.750%, 1/10/2023	885,509
735,000	Danske Bank AS, 2.200%, 3/02/2020, 144A	724,154
385,000	Deutsche Bank AG, 3.950%, 2/27/2023	383,907
495,000	Deutsche Bank AG, 4.100%, 1/13/2026	479,092
480,000	Deutsche Bank AG (NY), 3.150%, 1/22/2021	472,844
780,000	Fifth Third Bank, 1.625%, 9/27/2019	766,602
1,105,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	1,081,720
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	183,318
1,035,000	JPMorgan Chase & Co., 3-month LIBOR + 0.550%, 2.607%, 3/09/2021(c)	1,037,991
585,000	JPMorgan Chase Bank NA, 1.650%, 9/23/2019	576,966
555,000	Key Bank NA, 1.600%, 8/22/2019	546,320
910,000	KeyBank N.A., 2.400%, 6/09/2022	879,078
340,000	Lloyds Banking Group PLC, 4.375%, 3/22/2028	343,399
890,000	Macquarie Group Ltd., (fixed rate to 3/27/2023, variable rate thereafter), 4.150%, 3/27/2024, 144A	893,512
575,000	Mitsubishi UFJ Financial Group, Inc., 3.777%, 3/02/2025	575,510
640,000	Mizuho Financial Group, Inc., 4.018%, 3/05/2028	643,335
855,000	Morgan Stanley, Series 3NC2, 3-month LIBOR + 0.800%, 2.633%, 2/14/2020(c)	857,594
295,000	National Bank of Canada, 2.100%, 12/14/2018	293,895
885,000	National Bank of Canada, 2.200%, 11/02/2020	864,778
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	618,286
540,000	Nordea Bank AB, 1.625%, 9/30/2019, 144A	530,291
845,000	Nordea Bank AB, 2.125%, 5/29/2020, 144A	828,472
315,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	302,576
305,000	PNC Bank NA, 3.100%, 10/25/2027	290,843
890,000	Royal Bank of Canada, 2.150%, 10/26/2020	870,628

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$425,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	$425,896
890,000	Santander UK PLC, 2.125%, 11/03/2020	869,320
505,000	Santander UK PLC, 2.500%, 1/05/2021	496,782
380,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	371,091
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	229,199
525,000	Svenska Handelsbanken AB, MTN, 1.500%, 9/06/2019	515,295
575,000	Synchrony Financial, 3.950%, 12/01/2027	543,763
910,000	Toronto-Dominion Bank, GMTN, 2.550%, 1/25/2021	898,900
840,000	U.S. Bank NA, 2.000%, 1/24/2020	828,518
920,000	UBS AG, 2.200%, 6/08/2020, 144A	901,885
455,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	451,686
855,000	Wells Fargo & Co., MTN, 2.625%, 7/22/2022	827,036
280,000	Westpac Banking Corp., 2.750%, 1/11/2023	272,762
400,000	Westpac Banking Corp., 3.400%, 1/25/2028	389,264

		38,898,647

	Brokerage — 0.2%
335,000	Cboe Global Markets, Inc., 1.950%, 6/28/2019	331,077

	Building Materials — 0.9%
885,000	CRH America Finance, Inc., 3.950%, 4/04/2028, 144A	882,218
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	106,493
600,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 2.554%, 5/22/2020(c)	602,346
40,000	Masco Corp., 3.500%, 4/01/2021	40,169
4,000	Masco Corp., 7.125%, 3/15/2020	4,289

		1,635,515

	Cable Satellite — 0.5%
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	306,572
645,000	Cox Communications, Inc., 3.150%, 8/15/2024, 144A	618,565

		925,137

	Chemicals — 0.6%
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,299
385,000	EI du Pont de Nemours & Co., 2.200%, 5/01/2020	379,679
45,000	Methanex Corp., 3.250%, 12/15/2019	44,785
635,000	PPG Industries, Inc., 3.750%, 3/15/2028	638,006

		1,071,769

	Collateralized Mortgage Obligations — 1.6%
200,693	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.062%, 7/20/2064(c)	201,347
137,475	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.075%, 7/20/2064(c)	138,001
254,199	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	252,116
510,225	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	490,445

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$552,571	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.495%, 2/20/2066(c)	$561,466
1,117,580	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.175%, 4/20/2066(a)(c)	1,119,268

		2,762,643

	Construction Machinery — 0.5%
320,000	Caterpillar Financial Services Corp., MTN, 2.550%, 11/29/2022	310,886
350,000	John Deere Capital Corp., MTN, 1.950%, 6/22/2020	343,325
174,000	John Deere Capital Corp., Series 0014, MTN, 2.450%, 9/11/2020	172,496

		826,707

	Consumer Cyclical Services — 0.6%
225,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019	223,448
375,000	Amazon.com, Inc., 5.200%, 12/03/2025	417,922
470,000	Expedia Group, Inc., 3.800%, 2/15/2028	436,507

		1,077,877

	Consumer Products — 0.4%
755,000	Unilever Capital Corp., 3.375%, 3/22/2025	754,220

	Diversified Manufacturing — 0.7%
380,000	ABB Finance USA, Inc., 3.375%, 4/03/2023	380,997
880,000	Nvent Finance S.a.r.l, 3.950%, 4/15/2023, 144A	882,587

		1,263,584

	Electric — 5.0%
350,000	American Electric Power Co., Inc., 3.200%, 11/13/2027	333,539
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	114,623
1,035,000	Consolidated Edison, Inc., Series A, 2.000%, 3/15/2020	1,017,477
905,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	903,386
355,000	Entergy Louisiana LLC, 4.000%, 3/15/2033	362,011
455,000	Entergy Texas, Inc., 3.450%, 12/01/2027	444,907
451,000	Exelon Corp., 2.450%, 4/15/2021	440,783
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	178,501
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	119,797
395,000	Fortis, Inc., 2.100%, 10/04/2021	377,601
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	192,126
690,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	676,311
280,000	NextEra Energy Capital Holdings, Inc., 1.649%, 9/01/2018	278,694
290,000	Pacific Gas & Electric Co., 3.500%, 6/15/2025	282,989
905,000	PNM Resources, Inc., 3.250%, 3/09/2021	904,067
635,000	Southern California Edison Co., Series B, 3.650%, 3/01/2028	636,397
273,000	Southern Co. (The), 2.750%, 6/15/2020	270,687
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	700,752
670,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	678,361

		8,913,009

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Finance Companies — 1.4%
$635,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 1/15/2025	$612,257
675,000	Air Lease Corp., 2.500%, 3/01/2021	661,637
630,000	Air Lease Corp., 3.625%, 12/01/2027	597,383
665,000	Ares Capital Corp., 3.625%, 1/19/2022	655,310

		2,526,587

	Financial Other — 0.4%
410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	395,955
370,000	ORIX Corp., 3.250%, 12/04/2024	359,493

		755,448

	Food & Beverage — 3.1%
9,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	9,199
875,000	Anheuser-Busch InBev Worldwide, Inc., 4.000%, 4/13/2028	885,682
245,000	Brown-Forman Corp., 3.500%, 4/15/2025	246,118
910,000	Campbell Soup Co., 3.650%, 3/15/2023	910,666
885,000	General Mills, Inc., 2.600%, 10/12/2022	852,497
230,000	Kellogg Co., 3.400%, 11/15/2027	220,024
735,000	Kraft Heinz Food Co., 3-month LIBOR + 0.570%, 2.381%, 2/10/2021(c)	732,993
845,000	Molson Coors Brewing Co., 2.250%, 3/15/2020	832,817
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	137,086
480,000	Sysco Corp., 3.550%, 3/15/2025	477,376
240,000	The JM Smucker Co. (The), 3.375%, 12/15/2027	228,728

		5,533,186

	Government Owned – No Guarantee — 0.8%
445,000	Petroleos Mexicanos, 6.375%, 2/04/2021	474,147
155,000	Petroleos Mexicanos, 6.875%, 8/04/2026	170,345
780,000	Sinopec Group Overseas Development 2016 Ltd., 1.750%, 9/29/2019, 144A	765,586

		1,410,078

	Health Insurance — 0.7%
905,000	Anthem, Inc., 4.101%, 3/01/2028	904,345
310,000	Humana, Inc., 2.500%, 12/15/2020	304,059

		1,208,404

	Healthcare — 2.1%
750,000	Becton, Dickinson and Co., 2.133%, 6/06/2019	741,509
640,000	Cardinal Health, Inc., 1.948%, 6/14/2019	633,058
1,195,000	CVS Health Corp., 4.300%, 3/25/2028	1,200,092
45,000	Express Scripts Holding Co., 3.000%, 7/15/2023	43,127
65,000	Express Scripts Holding Co., 4.750%, 11/15/2021	67,759
183,000	Life Technologies Corp., 6.000%, 3/01/2020	192,329
175,000	McKesson Corp., 3.950%, 2/16/2028	172,831
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	97,131
630,000	Stryker Corp., 3.650%, 3/07/2028	632,610

		3,780,446

	Hybrid ARMs — 0.1%
54,597	FHLMC, 1-year CMT + 2.248%, 3.406%, 1/01/2035(c)	57,565

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$138,877	FHLMC, 1-year CMT + 2.494%, 3.613%, 5/01/2036(c)	$147,327

		204,892

	Independent Energy — 0.4%
240,000	Concho Resources, Inc., 3.750%, 10/01/2027	234,670
179,000	Encana Corp., 6.500%, 5/15/2019	185,579
220,000	EQT Corp., 3.900%, 10/01/2027	210,463

		630,712

	Industrial Other — 0.1%
265,000	American Homes 4 Rent LP, 4.250%, 2/15/2028	259,682

	Integrated Energy — 0.4%
660,000	Cenovus Energy, Inc., 4.250%, 4/15/2027	643,331

	Life Insurance — 2.3%
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	83,378
875,000	American International Group, Inc., 4.200%, 4/01/2028	886,764
380,000	Athene Global Funding, 2.750%, 4/20/2020, 144A	376,822
375,000	Athene Global Funding, 3.000%, 7/01/2022, 144A	365,254
540,000	Athene Holding Ltd., 4.125%, 1/12/2028	518,189
330,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027, 144A	306,171
830,000	Jackson National Life Global Funding, 2.200%, 1/30/2020, 144A	820,509
344,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018, 144A	342,973
63,000	Unum Group, 5.625%, 9/15/2020	66,569
260,000	Voya Financial, Inc., 3.125%, 7/15/2024	250,254

		4,016,883

	Media Entertainment — 0.9%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	91,806
425,000	CBS Corp., 2.900%, 6/01/2023, 144A	409,952
230,000	Discovery Communications LLC, 3.950%, 3/20/2028	220,626
715,000	Moody’s Corp., 3-month LIBOR + 0.350%, 2.375%, 9/04/2018(c)	715,096
112,000	S&P Global, Inc, 3.300%, 8/14/2020	112,628

		1,550,108

	Metals & Mining — 0.0%
31,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	31,952

	Midstream — 1.3%
185,000	Buckeye Partners LP, 3.950%, 12/01/2026	174,658
155,000	Enbridge, Inc., 3.500%, 6/10/2024	150,466
255,000	Energy Transfer Partners LP, 2.500%, 6/15/2018	255,046
60,000	Energy Transfer Partners LP, 4.900%, 2/01/2024	61,594
255,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	255,804
635,000	Kinder Morgan, Inc., 4.300%, 3/01/2028	632,231
160,000	Plains All American Pipeline LP/PAA Finance Corp., 3.850%, 10/15/2023	156,037
345,000	Transcontinental Gas Pipe Line Co. LLC, 4.000%, 3/15/2028, 144A	337,441
240,000	Valero Energy Partners LP, 4.500%, 3/15/2028	241,408

		2,264,685

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — 4.0%
$3,940	FHLMC, 3.000%, 10/01/2026	$3,962
396	FHLMC, 6.500%, 1/01/2024	447
74	FHLMC, 8.000%, 7/01/2025	80
142	FNMA, 6.000%, 9/01/2021	143
422,142	GNMA, 4.284%, 2/20/2063(b)	431,515
229,157	GNMA, 4.285%, 2/20/2063(b)	235,274
58,979	GNMA, 4.412%, 6/20/2066(b)	62,600
240,733	GNMA, 4.413%, 10/20/2066(b)	256,810
105,661	GNMA, 4.427%, 9/20/2066(b)	112,416
172,260	GNMA, 4.444%, 10/20/2062(b)	176,153
159,801	GNMA, 4.454%, 5/20/2062(b)	162,647
60,984	GNMA, 4.457%, 11/20/2066(b)	64,944
69,120	GNMA, 4.479%, 8/20/2066(b)	73,687
216,243	GNMA, 4.497%, 5/20/2062(b)	219,837
112,824	GNMA, 4.515%, 11/20/2066(b)	120,591
209,766	GNMA, 4.516%, 4/20/2063(b)	215,132
116,151	GNMA, 4.522%, 10/20/2066(b)	124,134
1,504,413	GNMA, 4.527%, with various maturities from 2063 to 2067(a)(b)(d)	1,598,001
186,212	GNMA, 4.534%, 9/20/2066(b)	199,685
461,021	GNMA, 4.559%, 7/20/2067(a)(b)	498,064
102,978	GNMA, 4.563%, 10/20/2066(b)	110,835
194,663	GNMA, 4.566%, 3/20/2063(b)	199,930
298,109	GNMA, 4.583%, 11/20/2064(b)	304,340
217,392	GNMA, 4.584%, 2/20/2063(b)	222,749
861,693	GNMA, 4.595%, 1/20/2067(a)(b)	929,421
116,868	GNMA, 4.610%, 7/20/2062(b)	119,191
556,316	GNMA, 4.684%, with various maturities from 2061 to 2064(b)(d)	590,024
1,290	GNMA, 6.500%, 12/15/2023	1,442
153	GNMA, 8.500%, 9/15/2022	153
261	GNMA, 9.500%, 1/15/2019	263

		7,034,470

	Natural Gas — 0.7%
375,000	CenterPoint Energy Resources Corp., 4.000%, 4/01/2028	377,332
965,000	Sempra Energy, 1.625%, 10/07/2019	946,316

		1,323,648

	Non-Agency Commercial Mortgage-Backed Securities — 7.8%
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	567,506
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	499,360
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	353,476
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	976,907
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	268,477
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	520,615

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$84,913	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	$85,153
212,682	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	213,228
205,578	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	209,491
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	487,594
730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1-month LIBOR + 0.850%, 2.568%, 2/13/2032, 144A(c)	730,464
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	288,081
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	532,026
280,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	277,505
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	652,854
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	85,891
107,224	GP Portfolio Trust, Series 2014-GPP, Class A, 1-month LIBOR + 1.200%, 2.977%, 2/15/2027, 144A(c)	107,244
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	325,608
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	342,363
197,078	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	199,358
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	178,058
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	353,487
120,665	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	122,405
447,921	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1-month LIBOR + 1.700%, 3.477%, 7/15/2036, 144A(c)	448,755
238,579	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	234,864
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.082%, 7/15/2046(b)	249,320
263,676	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	268,198
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	128,460
215,000	SCG Trust, Series 2013-SRP1, Class A, 1-month LIBOR + 1.650%, 3.427%, 11/15/2026, 144A(c)	214,999
185,000	SCG Trust, Series 2013-SRP1, Class B, 1-month LIBOR + 2.500%, 4.527%, 11/15/2026, 144A(c)	183,491
203,753	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 2.997%, 11/15/2027, 144A(c)	203,956

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	$493,203
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	567,886
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	199,692
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,295,676
111,281	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class A, 1-month LIBOR + 1.122%, 2.899%, 11/15/2029, 144A(c)	111,280
178,764	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	181,021
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	338,118
348,589	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	354,649

		13,850,719

	Oil Field Services — 0.6%
770,000	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	753,979
310,000	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022, 144A	302,889

		1,056,868

	Paper — 0.4%
625,000	WestRock Co., 3.750%, 3/15/2025, 144A	623,553

	Pharmaceuticals — 1.1%
22,000	Amgen, Inc., 2.200%, 5/22/2019	21,862
535,000	Amgen, Inc., 3.200%, 11/02/2027	506,915
620,000	Mylan, Inc., 4.550%, 4/15/2028, 144A	621,008
775,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	762,209

		1,911,994

	Property & Casualty Insurance — 0.4%
435,000	American Financial Group, Inc., 3.500%, 8/15/2026	416,854
285,000	Assurant, Inc., 4.200%, 9/27/2023	286,548

		703,402

	Railroads — 0.3%
206,000	CSX Corp., 3.700%, 10/30/2020	209,547
27,000	CSX Corp., 6.150%, 5/01/2037	33,521
215,000	Union Pacific Corp., 3.646%, 2/15/2024	219,475

		462,543

	REITs – Apartments — 0.1%
195,000	ERP Operating LP, 3.500%, 3/01/2028	191,000

	REITs – Health Care — 0.5%
31,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	31,057
85,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	83,107
225,000	Omega Healthcare Investors, Inc., 4.500%, 4/01/2027	216,561

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Health Care — continued
$155,000	Omega Healthcare Investors, Inc., 4.750%, 1/15/2028	$150,415
390,000	Ventas Realty LP, 4.000%, 3/01/2028	383,967

		865,107

	REITs – Shopping Centers — 0.2%
355,000	Brixmor Operating Partnership LP, 3.650%, 6/15/2024	345,987

	REITs – Single Tenant — 0.3%
305,000	Realty Income Corp., 3.875%, 4/15/2025	304,035
290,000	Select Income REIT, 4.250%, 5/15/2024	283,145

		587,180

	Restaurants — 1.0%
1,030,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,013,961
325,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	326,800
455,000	Starbucks Corp., 3.100%, 3/01/2023	455,241

		1,796,002

	Retailers — 0.3%
465,000	AutoNation, Inc., 3.500%, 11/15/2024	448,154

	Sovereigns — 0.4%
675,000	Republic of Chile, 3.240%, 2/06/2028	661,837

	Technology — 2.4%
45,000	Apple, Inc., 2.250%, 2/23/2021	44,323
225,000	Baidu, Inc., 4.375%, 3/29/2028	226,080
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022, 144A	441,605
610,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	601,961
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	124,590
89,000	Jabil, Inc., 5.625%, 12/15/2020	93,851
885,000	NetApp, Inc., 2.000%, 9/27/2019	871,292
215,000	Pitney Bowes, Inc., 4.125%, 5/15/2022	203,175
425,000	Pitney Bowes, Inc., 4.700%, 4/01/2023	398,438
655,000	Seagate HDD Cayman, 4.875%, 3/01/2024, 144A	654,655
630,000	Xerox Corp., 3.625%, 3/15/2023	615,185

		4,275,155

	Tobacco — 0.0%
5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	5,019

	Transportation Services — 0.7%
375,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.950%, 3/10/2025, 144A	375,804
360,000	Ryder System, Inc., MTN, 3.400%, 3/01/2023	358,908
430,000	TTX Co., 2.600%, 6/15/2020, 144A	425,223

		1,159,935

	Treasuries — 3.0%
4,625,000	U.S. Treasury Bond, 2.250%, 8/15/2027	4,434,580
885,000	U.S. Treasury Bond, 2.750%, 2/15/2028	885,449

		5,320,029

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
Wirelines — 1.2%
$400,000	Deutsche Telekom International Finance BV, 1.500%, 9/19/2019, 144A	$392,420
790,000	Orange S.A., 1.625%, 11/03/2019	773,645
870,000	Verizon Communications, Inc., 4.125%, 3/16/2027	881,235

2,047,300

	Total Bonds and Notes (Identified Cost $177,762,442)	175,335,054

Short-Term Investments — 1.8%
3,168,419	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $3,168,736 on 4/02/2018 collateralized by $3,185,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $3,235,775 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,168,419)	3,168,419

	Total Investments — 101.0% (Identified Cost $180,930,861)	178,503,473
	Other assets less liabilities — (1.0)%	(1,780,584)

	Net Assets — 100.0%	$176,722,889

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(c)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $54,154,119 or 30.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

At March 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/29/2018	80	$9,130,813	$9,156,875	$26,062

Industry Summary at March 31, 2018 (Unaudited)

Banking	22.0%
ABS Car Loan	11.5
Non-Agency Commercial Mortgage-Backed Securities	7.8
Automotive	5.1
Electric	5.0
Mortgage Related	4.0
ABS Credit Card	3.5
Food & Beverage	3.1
Treasuries	3.0
ABS Other	2.6
Technology	2.4
Life Insurance	2.3
Healthcare	2.1
Other Investments, less than 2% each	24.8
Short-Term Investments	1.8

Total Investments	101.0
Other assets less liabilities (including futures contracts)	(1.0)

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.0% of Net Assets
	ABS Car Loan — 1.6%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,541,476
1,825,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	1,820,624
2,875,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	2,850,785
2,310,000	Flagship Credit Auto Trust, Series 2016-4, Class A2, 1.960%, 2/16/2021, 144A	2,299,734
725,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	725,301
1,495,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	1,482,549
685,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	676,175

		11,396,644

	ABS Home Equity — 0.3%
1,147,133	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	1,125,719
1,273,675	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	1,258,758

		2,384,477

	ABS Student Loan — 0.0%
219,040	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 2.822%, 1/25/2039, 144A(b)	221,230

	Agency Commercial Mortgage-Backed Securities — 14.2%
3,271,732	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 2.518%, 11/25/2022(b)	3,294,622
1,000,000	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	974,259
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,146,082
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,422,676
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,042,004
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,621,305
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,581,247
2,132,227	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	2,129,442
503,158	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	502,416
2,511,116	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,507,091

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$7,412,655	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	$7,387,124
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,052,497
2,649,854	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	2,633,382
4,100,025	FHLMC Multifamily Structured Pass Through Certificates, Series KABM, Class A, 1-month LIBOR + 0.700%, 2.370%, 9/25/2022(b)	4,115,271
558,406	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 2.000%, 11/25/2021(b)	558,406
5,222,898	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 2.320%, 1/25/2023(b)	5,239,228
3,015,000	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 1.830%, 9/25/2022(b)	3,014,999
2,548,171	FHLMC Multifamily Structured Pass Through Certificates, Series KJ04, Class A1, 1.376%, 10/25/2020	2,526,919
6,665,901	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	6,607,939
178,225	Government National Mortgage Association, Series 2003-72, Class Z, 5.267%, 11/16/2045(a)	186,429
156,370	Government National Mortgage Association, Series 2003-88, Class Z, 4.769%, 3/16/2046(a)	160,918

		99,704,256

	Collateralized Mortgage Obligations — 17.7%
66,359	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year Treasury - 0.200%, 2.630%, 5/15/2023(b)(c)(d)	64,285
44,042	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year Treasury - 0.650%, 2.260%, 8/15/2023(b)(c)(d)	43,480
172,099	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	181,141
265,117	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	267,683
561,094	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	566,855
1,321,441	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	1,436,475
2,019,234	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	2,151,788
1,432,765	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	1,555,446
1,553,157	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.862%, 6/15/2048(a)(e)	1,440,944
1,686,151	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.274%, 12/15/2036(a)(e)	1,776,138
764,513	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100%, 3.877%, 6/15/2043(b)	738,035

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,412,837	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	$1,539,123
37,944	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year Treasury - 0.050%, 2.720%, 9/25/2022(b)(c)(d)	37,554
42,864	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year Treasury - 0.500%, 2.410%, 4/25/2024(b)(c)(d)	42,402
9,958	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.094%, 8/25/2042(a)(c)(d)	10,135
678,961	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	717,300
709,700	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 1.932%, 7/25/2037(b)	697,856
1,574,110	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.386%, 8/25/2038(a)	1,604,458
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 2.872%, 7/25/2043(b)	5,269,110
24,741	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 10-year Treasury - 0.650%, 2.190%, 4/25/2023(b)(c)(d)	24,488
9,609	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.819%, 3/25/2044(a)(c)(d)	10,040
685,152	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 2.401%, 10/25/2044(b)	693,608
1,208,766	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 1.905%, 10/20/2060(b)	1,205,687
1,117,739	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 1.925%, 10/20/2060(b)	1,115,425
936,059	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.025%, 2/20/2061(b)	936,906
4,628,989	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061	4,631,342
1,437,257	Government National Mortgage Association, Series 2012-124, Class HT, 7.265%, 7/20/2032(a)	1,546,666
857,874	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 2.025%, 5/20/2062(b)	858,850
1,076,213	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.095%, 8/20/2062(b)	1,079,800
3,281,302	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 2.075%, 10/20/2062(b)	3,284,839
2,522,900	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 2.075%, 12/20/2062(b)	2,526,901
4,221,467	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 1.925%, 3/20/2063(b)	4,213,560
2,977,131	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 1.975%, 3/20/2063(b)	2,975,492
10,586,711	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 2.440%, 4/20/2063(b)	10,661,718
6,041,700	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.062%, 7/20/2064(b)	6,061,406

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$4,085,481	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.075%, 7/20/2064(b)	$4,101,118
3,677,468	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.045%, 2/20/2065(b)	3,685,038
1,463,290	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 1.875%, 4/20/2061(b)	1,463,365
6,791,037	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	6,735,365
8,623,454	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	8,289,141
1,061,131	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 1.825%, 4/20/2065(b)	1,061,032
5,572,461	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 1.805%, 5/20/2065(b)	5,544,716
3,813,530	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 1.875%, 7/20/2065(b)	3,815,473
987,674	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 2.275%, 10/20/2065(b)	990,580
627,563	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 2.255%, 8/20/2061(b)	629,190
6,053,906	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.495%, 2/20/2066(b)	6,151,355
4,166,966	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.175%, 4/20/2066(b)	4,173,260
6,842,973	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 1.975%, 9/20/2063(b)	6,855,204
7,170,147	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 1.825%, 10/20/2067(b)	7,153,009
245,212	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1-month LIBOR + 0.350%, 1.929%, 12/07/2020(b)	245,500
552,783	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1-month LIBOR + 0.450%, 2.161%, 10/07/2020(b)	554,801
1,047,471	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%, 2.181%, 12/08/2020(b)	1,052,572
70,097	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1-month LIBOR + 0.560%, 2.181%, 12/08/2020(b)	70,515

		124,538,170

	Hybrid ARMs — 11.0%
668,203	FHLMC, 1-year CMT + 2.105%, 3.157%, 9/01/2038(b)	702,604
533,307	FHLMC, 6-month LIBOR + 1.687%, 3.187%, 6/01/2037(b)	545,831
682,898	FHLMC, 1-year CMT + 2.165%, 3.240%, 4/01/2036(b)	703,941
1,651,491	FHLMC, 1-year CMT + 2.220%, 3.319%, 7/01/2033(b)	1,741,749
229,094	FHLMC, 1-year CMT + 2.218%, 3.385%, 9/01/2038(b)	240,713
3,917,727	FHLMC, 1-year CMT + 2.252%, 3.398%, 3/01/2037(b)	4,129,922
961,433	FHLMC, 1-year CMT + 2.249%, 3.398%, 9/01/2038(b)	1,012,398
478,515	FHLMC, 12-month LIBOR + 1.642%, 3.424%, 11/01/2038(b)	498,678
96,891	FHLMC, 12-month LIBOR + 1.722%, 3.472%, 12/01/2037(b)	99,907

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$1,635,094	FHLMC, 12-month LIBOR + 1.767%, 3.517%, 9/01/2035(b)	$1,715,712
1,264,453	FHLMC, 1-year CMT + 2.286%, 3.529%, 2/01/2036(b)	1,331,110
2,450,380	FHLMC, 1-year CMT + 2.267%, 3.550%, 2/01/2036(b)	2,580,090
410,783	FHLMC, 12-month LIBOR + 1.810%, 3.564%, 4/01/2037(b)	429,821
438,939	FHLMC, 12-month LIBOR + 1.867%, 3.630%, 11/01/2038(b)	459,575
2,403,454	FHLMC, 12-month LIBOR + 1.896%, 3.646%, 9/01/2041(b)	2,517,744
384,384	FHLMC, 12-month LIBOR + 1.907%, 3.656%, 12/01/2034(b)	405,273
970,853	FHLMC, 1-year CMT + 2.245%, 3.672%, 3/01/2036(b)	1,021,518
602,018	FHLMC, 12-month LIBOR + 1.883%, 3.681%, 3/01/2038(b)	631,318
1,603,300	FHLMC, 12-month LIBOR + 1.822%, 3.801%, 4/01/2037(b)	1,679,466
398,309	FHLMC, 1-year CMT + 2.250%, 3.963%, 2/01/2035(b)	419,735
377,547	FHLMC, 12-month LIBOR + 2.180%, 4.124%, 3/01/2037(b)	399,710
314,826	FNMA, 1-year CMT + 2.214%, 3.010%, 4/01/2033(b)	328,816
1,211,626	FNMA, 6-month LIBOR + 1.543%, 3.126%, 7/01/2035(b)	1,253,996
957,158	FNMA, 1-year CMT + 2.194%, 3.215%, 6/01/2036(b)	1,006,321
499,898	FNMA, 1-year CMT + 2.145%, 3.240%, 9/01/2036(b)	524,528
127,089	FNMA, 6-month LIBOR + 1.512%, 3.265%, 2/01/2037(b)	131,331
2,269,643	FNMA, 1-year CMT + 2.274%, 3.274%, 6/01/2037(b)	2,391,041
1,068,865	FNMA, 1-year CMT + 2.287%, 3.287%, 6/01/2033(b)	1,133,603
3,068,700	FNMA, 1-year CMT + 2.175%, 3.290%, 12/01/2040(b)	3,236,205
2,697,639	FNMA, 12-month LIBOR + 1.568%, 3.322%, 9/01/2037(b)	2,798,961
2,146,331	FNMA, 1-year CMT + 2.174%, 3.326%, 11/01/2033(b)	2,263,753
4,362,642	FNMA, 1-year CMT + 2.191%, 3.341%, 10/01/2034(b)	4,593,333
1,175,705	FNMA, 1-year CMT + 2.223%, 3.348%, 8/01/2035(b)	1,240,536
2,158,392	FNMA, 12-month LIBOR + 1.612%, 3.366%, 7/01/2038(b)	2,245,729
283,406	FNMA, 12-month LIBOR + 1.619%, 3.369%, 8/01/2035(b)	296,623
2,414,837	FNMA, 12-month LIBOR + 1.570%, 3.376%, 4/01/2037(b)	2,522,966
465,017	FNMA, 1-year CMT + 2.185%, 3.378%, 12/01/2034(b)	484,122
775,849	FNMA, 12-month LIBOR + 1.632%, 3.382%, 8/01/2034(b)	811,948
739,016	FNMA, 12-month LIBOR + 1.629%, 3.391%, 4/01/2037(b)	764,695
2,182,884	FNMA, 12-month LIBOR + 1.612%, 3.407%, 7/01/2035(b)	2,285,623
385,852	FNMA, 12-month LIBOR + 1.657%, 3.407%, 8/01/2038(b)	400,155
498,567	FNMA, 12-month LIBOR + 1.663%, 3.413%, 10/01/2033(b)	522,303
542,500	FNMA, 1-year CMT + 2.126%, 3.464%, 9/01/2034(b)	569,521
855,011	FNMA, 1-year CMT + 2.287%, 3.467%, 10/01/2033(b)	899,248
3,188,141	FNMA, 1-year CMT + 2.218%, 3.474%, 4/01/2034(b)	3,351,020
506,217	FNMA, 12-month LIBOR + 1.677%, 3.489%, 11/01/2036(b)	531,139
398,672	FNMA, 12-month LIBOR + 1.747%, 3.500%, 11/01/2035(b)	418,785
1,102,380	FNMA, 1-year CMT + 2.231%, 3.508%, 4/01/2034(b)	1,160,693
150,444	FNMA, 1-year CMT + 2.441%, 3.526%, 8/01/2033(b)	158,415
3,039,599	FNMA, 12-month LIBOR + 1.800%, 3.550%, 10/01/2041(b)	3,169,419
874,543	FNMA, 12-month LIBOR + 1.800%, 3.550%, 12/01/2041(b)	905,991
1,881,496	FNMA, 12-month LIBOR + 1.743%, 3.554%, 9/01/2037(b)	1,968,398
263,840	FNMA, 12-month LIBOR + 1.800%, 3.563%, 3/01/2034(b)	277,187
2,265,295	FNMA, 12-month LIBOR + 1.784%, 3.579%, 3/01/2037(b)	2,369,634
356,359	FNMA, 12-month LIBOR + 1.802%, 3.595%, 7/01/2041(b)	370,664
925,811	FNMA, 1-year CMT + 2.185%, 3.610%, 1/01/2036(b)	971,501

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$105,235	FNMA, 12-month LIBOR + 1.829%, 3.634%, 1/01/2037(b)	$110,026
368,627	FNMA, 1-year CMT + 2.500%, 3.688%, 8/01/2036(b)	391,146
513,996	FNMA, 12-month LIBOR + 1.765%, 3.692%, 2/01/2037(b)	537,587
1,997,013	FNMA, 6-month LIBOR + 2.161%, 3.717%, 7/01/2037(b)	2,110,473
753,209	FNMA, 1-year CMT + 2.516%, 3.836%, 5/01/2035(b)	801,068
1,168,032	FNMA, 12-month LIBOR + 1.820%, 3.917%, 2/01/2047(b)	1,234,668
700,042	FNMA, 12-month LIBOR + 2.473%, 4.348%, 6/01/2035(b)	752,450

		77,562,436

	Mortgage Related — 13.5%
80,455	FHLMC, 3.000%, 10/01/2026	80,906
583,485	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	603,243
345,542	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	359,352
150,741	FHLMC, 5.500%, 10/01/2023	156,814
141,178	FHLMC, COFI + 1.250%, 5.767%, 6/01/2020(b)	143,635
247,575	FHLMC, COFI + 1.250%, 5.897%, 8/01/2020(b)	254,210
127,372	FHLMC, COFI + 1.250%, 5.923%, 10/01/2020(b)	130,216
190,368	FHLMC, COFI + 1.250%, 5.953%, 11/01/2020(b)	194,257
7,191	FHLMC, 6.000%, 11/01/2019	7,285
281,716	FHLMC, 6.500%, 12/01/2034	317,262
317	FHLMC, 7.500%, 6/01/2026	347
2,534	FHLMC, 11.500%, 4/01/2020	2,538
157,945	FNMA, 3.000%, 3/01/2042	155,303
1,623,276	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,752,533
861,629	FNMA, 5.500%, with various maturities from 2018 to 2033(f)	916,740
941,033	FNMA, 6.000%, with various maturities from 2021 to 2022(f)	981,813
200,266	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	223,610
3,741	FNMA, 7.000%, 12/01/2022	3,744
76,089	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	82,517
3,639,151	GNMA, 1-month LIBOR + 1.719%, 3.330%, 2/20/2061(b)	3,804,815
2,785,991	GNMA, 1-month LIBOR + 1.890%, 3.454%, 2/20/2063(b)	2,923,172
3,732,933	GNMA, 1-month LIBOR + 2.160%, 3.724%, 3/20/2063(b)	3,920,615
905,214	GNMA, 1-month LIBOR + 2.263%, 3.827%, 5/20/2065(b)	964,123
1,011,978	GNMA, 1-month LIBOR + 2.275%, 3.836%, 6/20/2065(b)	1,082,220
2,031,165	GNMA, 1-month LIBOR + 2.369%, 3.932%, 2/20/2063(b)	2,144,447
1,550,793	GNMA, 4.439%, 2/20/2063(a)	1,589,740
3,248,588	GNMA, 4.440%, 6/20/2063(a)	3,346,337
1,694,006	GNMA, 4.443%, 3/20/2063(a)	1,739,380
3,258,490	GNMA, 4.450%, 2/20/2062(a)	3,304,871
3,687,082	GNMA, 4.500%, 10/20/2065(a)	3,931,145
2,685,400	GNMA, 4.509%, 12/20/2061(a)	2,723,635
10,537,921	GNMA, 4.510%, 12/20/2061(a)	10,655,188
6,033,492	GNMA, 4.541%, 12/20/2062(a)	6,178,974
1,461,788	GNMA, 4.555%, 3/20/2062(a)	1,485,980
565,080	GNMA, 4.556%, 8/20/2061(a)	572,289
2,837,144	GNMA, 4.558%, 6/20/2062(a)	2,890,408
10,694,961	GNMA, 4.577%, with various maturities from 2062 to 2063(a)(f)	10,932,335
622,179	GNMA, 4.589%, 7/20/2063(a)	659,169

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,971,028	GNMA, 4.603%, 2/20/2066(a)	$2,098,409
1,808,914	GNMA, 4.624%, 3/20/2064(a)	1,926,815
1,131,527	GNMA, 4.641%, 3/20/2062(a)	1,148,203
399,887	GNMA, 4.652%, 1/20/2064(a)	426,862
4,430,697	GNMA, 4.673%, 2/20/2062(a)	4,492,854
2,086,076	GNMA, 4.683%, 11/20/2063(a)	2,210,809
4,267,458	GNMA, 4.684%, with various maturities from 2061 to 2064(a)(f)	4,397,304
2,039,769	GNMA, 4.687%, 2/20/2062(a)	2,066,846
3,664,848	GNMA, 4.700%, with various maturities in 2061(a)(f)	3,691,637
400,837	GNMA, 4.717%, 3/20/2061(a)	403,542
752,799	GNMA, 4.732%, 8/20/2062(a)	765,491
278,765	GNMA, 5.024%, 4/20/2061(a)	284,936
13,986	GNMA, 6.000%, 12/15/2031	15,645
59,821	GNMA, 6.500%, 5/15/2031	67,326
66,478	GNMA, 7.000%, 10/15/2028	73,153

		95,285,000

	Non-Agency Commercial Mortgage-Backed Securities — 3.9%
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,274,777
1,672,583	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class A, 1-month LIBOR + 1.370%, 3.110%, 10/15/2031, 144A(b)	1,676,170
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,536,483
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,361,936
1,398,894	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,454,129
1,177,707	GP Portfolio Trust, Series 2014-GPP, Class A, 1-month LIBOR + 1.200%, 2.977%, 2/15/2027, 144A(b)	1,177,921
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,588,922
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1-month LIBOR + 0.900%, 2.677%, 10/15/2029, 144A(b)	5,534,993
3,544,608	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1-month LIBOR + 1.700%, 3.477%, 7/15/2036, 144A(b)	3,551,206
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,035,757
3,426,748	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 2.997%, 11/15/2027, 144A(b)	3,430,163

		27,622,457

	Sovereigns — 0.3%
1,955,000	U.S. Department of Housing and Urban Development, 1.880%, 8/01/2019	1,943,641

	Treasuries — 31.5%
4,190,000	U.S. Treasury Note, 0.625%, 4/30/2018	4,186,863
7,100,000	U.S. Treasury Note, 0.875%, 7/31/2019	6,977,969
7,000,000	U.S. Treasury Note, 1.125%, 2/28/2021	6,750,625
20,395,000	U.S. Treasury Note, 1.125%, 6/30/2021	19,564,860

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — continued
$25,890,000	U.S. Treasury Note, 1.125%, 8/31/2021	$24,762,369
4,500,000	U.S. Treasury Note, 1.375%, 12/15/2019	4,432,851
4,145,000	U.S. Treasury Note, 1.375%, 1/31/2021	4,029,879
5,000,000	U.S. Treasury Note, 1.500%, 10/31/2019	4,941,602
7,550,000	U.S. Treasury Note, 1.750%, 11/15/2020	7,432,326
15,000,000	U.S. Treasury Note, 1.750%, 12/31/2020	14,750,977
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,199,260
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	12,184,013
7,895,000	U.S. Treasury Note, 1.875%, 4/30/2022	7,699,784
3,505,000	U.S. Treasury Note, 1.875%, 7/31/2022	3,410,940
17,015,000	U.S. Treasury Note, 2.000%, 12/31/2021	16,713,914
16,245,000	U.S. Treasury Note, 2.000%, 11/15/2026	15,321,066
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	13,785,395
26,120,000	U.S. Treasury Note, 2.250%, 1/31/2024	25,581,275
1,780,000	U.S. Treasury Note, 2.250%, 11/15/2027	1,705,045
19,350,000	U.S. Treasury Note, 2.625%, 3/31/2025	19,272,902

		221,703,915

	Total Bonds and Notes (Identified Cost $676,835,699)	662,362,226

Short-Term Investments — 6.7%
22,900,000	Federal Home Loan Bank Discount Notes, 1.465%-1.690%, 4/02/2018(g)(h)	22,900,000
24,383,280	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $24,385,719 on 4/02/2018 collateralized by $24,675,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $24,873,486 including accrued interest (Note 2 of Notes to Financial Statements)	24,383,280

	Total Short-Term Investments (Identified Cost $47,282,318)	47,283,280

	Total Investments — 100.7% (Identified Cost $724,118,017)	709,645,506
	Other assets less liabilities — (0.7)%	(4,589,535)

	Net Assets — 100.0%	$705,055,971

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

(d)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of these securities amounted to $232,384 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $34,690,632 or 4.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
COFI	Cost Of Funds Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit

Industry Summary at March 31, 2018 (Unaudited)

Treasuries	31.5%
Collateralized Mortgage Obligations	17.7
Agency Commercial Mortgage-Backed Securities	14.2
Mortgage Related	13.5
Hybrid ARMs	11.0
Non-Agency Commercial Mortgage-Backed Securities	3.9
Other Investments, less than 2% each	2.2
Short-Term Investments	6.7

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

51  |

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|  52

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$179,209,037	$180,930,861	$724,118,017
Net unrealized depreciation	(5,155,946)	(2,427,388)	(14,472,511)

Investments at value	174,053,091	178,503,473	709,645,506
Cash	346,854	4,396	33
Due from brokers (Note 2)	270,000	60,000	—
Foreign currency at value (identified cost $44,584, $0 and $0, respectively)	44,783	—	—
Receivable for Fund shares sold	93,118	283,126	689,621
Receivable for securities sold	46,988	486,796	43,818,279
Dividends and interest receivable	2,430,602	754,668	2,556,808
Unrealized appreciation on forward foreign currency contracts (Note 2)	2,257	—	—
Tax reclaims receivable	2,304	—	—
Receivable for variation margin on futures contracts (Note 2)	—	8,750	—
Receivable from distributor (Note 6d)	3,479	—	—
Prepaid expenses (Note 8)	20	21	92

TOTAL ASSETS	177,293,496	180,101,230	756,710,339

LIABILITIES
Payable for securities purchased	2,511,299	3,049,252	47,832,456
Payable for Fund shares redeemed	1,054,833	143,771	2,862,024
Unrealized depreciation on forward foreign currency contracts (Note 2)	374,733	—	—
Distributions payable	—	—	268,155
Management fees payable (Note 6)	81,297	32,350	234,870
Deferred Trustees’ fees (Note 6)	147,541	103,513	293,339
Administrative fees payable (Note 6)	6,693	6,718	27,118
Payable to distributor (Note 6d)	—	1,272	11,353
Other accounts payable and accrued expenses	53,391	41,465	125,053

TOTAL LIABILITIES	4,229,787	3,378,341	51,654,368

NET ASSETS	$173,063,709	$176,722,889	$705,055,971

NET ASSETS CONSIST OF:
Paid-in capital	$178,142,605	$182,188,007	$744,923,733
Distributions in excess of net investment income	(163,423)	(149,062)	(2,976,225)
Accumulated net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	606,737	(2,914,730)	(22,419,026)
Net unrealized depreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(5,522,210)	(2,401,326)	(14,472,511)

NET ASSETS	$173,063,709	$176,722,889	$705,055,971

See accompanying notes to financial statements.

53  |

Statements of Assets and Liabilities (continued)

March 31, 2018 (Unaudited)

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$28,252,661	$17,858,783	$318,741,309

Shares of beneficial interest	6,629,992	1,773,879	28,525,509

Net asset value and redemption price per share	$4.26	$10.07	$11.17

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$4.45	$10.52	$11.43

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$9,343,561	$3,163,568	$33,954,298

Shares of beneficial interest	2,186,246	314,104	3,036,089

Net asset value and offering price per share	$4.27	$10.07	$11.18

Class N shares:
Net assets	$10,302,423	$—	$2,383,367

Shares of beneficial interest	2,421,049	—	212,688

Net asset value, offering and redemption price per share	$4.26	$—	$11.21

Class Y shares:
Net assets	$125,165,064	$155,700,538	$349,976,997

Shares of beneficial interest	29,450,718	15,470,980	31,220,607

Net asset value, offering and redemption price per share	$4.25	$10.06	$11.21

See accompanying notes to financial statements.

|  54

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$4,996,798	$2,416,246	$6,483,826
Dividends	100,070	—	—
Less net foreign taxes withheld	(1,240)	—	—

	5,095,628	2,416,246	6,483,826

Expenses
Management fees (Note 6)	526,816	227,216	1,337,479
Service and distribution fees (Note 6)	90,118	43,172	604,287
Administrative fees (Note 6)	38,895	40,261	161,392
Trustees’ fees and expenses (Note 6)	18,711	15,871	34,631
Transfer agent fees and expenses (Notes 6 and 7)	99,773	47,526	319,147
Audit and tax services fees	23,474	23,474	25,258
Custodian fees and expenses	13,329	9,735	20,500
Legal fees	1,578	1,698	5,890
Registration fees	52,216	18,917	45,233
Shareholder reporting expenses	14,491	11,537	48,364
Miscellaneous expenses (Note 8)	9,237	8,283	16,308

Total expenses	888,638	447,690	2,618,489
Less waiver and/or expense reimbursement (Note 6)	(96,541)	(40,973)	(11,272)

Net expenses	792,097	406,717	2,607,217

Net investment income	4,303,531	2,009,529	3,876,609

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	1,745,800	(1,435,148)	(372,142)
Futures contracts	—	(334,910)	—
Foreign currency transactions (Note 2c)	527	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(6,097,451)	(2,342,868)	(6,045,197)
Futures contracts	—	129,337	—
Forward foreign currency contracts (Note 2d)	(372,476)	—	—
Foreign currency translations (Note 2c)	6,822	—	—

Net realized and unrealized loss on investments, forward foreign currency contracts, futures contracts and foreign currency transactions	(4,716,778)	(3,983,589)	(6,417,339)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(413,247)	$(1,974,060)	$(2,540,730)

See accompanying notes to financial statements.

55  |

Statements of Changes in Net Assets

	High Income Fund		Intermediate Duration Bond Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$4,303,531	$8,976,856	$2,009,529	$3,346,060
Net realized gain (loss) on investments, forward foreign currency contracts, futures contracts and foreign currency transactions	1,746,327	838,850	(1,770,058)	(364,816)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts, and foreign currency translations	(6,463,105)	3,999,707	(2,213,531)	(1,513,370)

Net increase (decrease) in net assets resulting from operations	(413,247)	13,815,413	(1,974,060)	1,467,874

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(699,389)	(1,577,362)	(226,235)	(390,277)
Class C	(191,537)	(453,429)	(22,124)	(36,839)
Class N	(45,245)	(41)	—	—
Class Y	(3,173,424)	(6,175,066)	(1,885,725)	(3,322,106)
Net realized capital gains
Class A	—	—	—	(146,821)
Class C	—	—	—	(22,477)
Class Y	—	—	—	(1,093,586)

Total distributions	(4,109,595)	(8,205,898)	(2,134,084)	(5,012,106)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(1,621,362)	(2,678,063)	1,110,766	21,450,975

Net increase (decrease) in net assets	(6,144,204)	2,931,452	(2,997,378)	17,906,743
NET ASSETS
Beginning of the period	179,207,913	176,276,461	179,720,267	161,813,524

End of the period	$173,063,709	$179,207,913	$176,722,889	$179,720,267

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(163,423)	$(357,359)	$(149,062)	$(24,507)

See accompanying notes to financial statements.

|  56

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$3,876,609	$5,954,599
Net realized loss on investments	(372,142)	(1,193,894)
Net change in unrealized appreciation (depreciation) on investments	(6,045,197)	(5,444,007)

Net decrease in net assets resulting from operations	(2,540,730)	(683,302)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(3,111,709)	(6,178,474)
Class C	(222,689)	(492,969)
Class N	(23,046)	(19,353)
Class Y	(3,863,127)	(6,976,388)

Total distributions	(7,220,571)	(13,667,184)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(26,950,326)	(171,478,152)

Net decrease in net assets	(36,711,627)	(185,828,638)
NET ASSETS
Beginning of the period	741,767,598	927,596,236

End of the period	$705,055,971	$741,767,598

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(2,976,225)	$367,737

See accompanying notes to financial statements.

57  |

Financial Highlights

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$4.37		$4.23		$3.99		$4.49		$4.59	$4.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.22		0.20		0.19		0.21	0.24
Net realized and unrealized gain (loss)	(0.11)		0.12		0.21		(0.39)		0.17	0.03

Total from Investment Operations	(0.01)		0.34		0.41		(0.20)		0.38	0.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.20)		(0.16)		(0.19)		(0.22)	(0.27)
Net realized capital gains	—		—		(0.01)		(0.11)		(0.26)	(0.01)

Total Distributions	(0.10)		(0.20)		(0.17)		(0.30)		(0.48)	(0.28)

Net asset value, end of the period	$4.26		$4.37		$4.23		$3.99		$4.49	$4.59

Total return(b)	(0.28	)%(c)(d)	8.17	%(d)	10.66	%(d)	(4.78	)%(d)	8.42%	6.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$28,253		$34,039		$34,820		$37,870		$42,630	$45,791
Net expenses	1.05	%(e)(f)	1.09	%(f)(g)	1.10	%(f)	1.11	%(f)(h)	1.14%	1.15	%(i)
Gross expenses	1.16	%(e)	1.15%		1.14%		1.13%		1.14%	1.15	%(i)
Net investment income	4.74	%(e)	5.03%		5.16%		4.41%		4.57%	5.11%
Portfolio turnover rate	27%		46%		38%		69%		59%	47%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(h)	Effective July 1, 2015, the expense limit decreased to 1.10%.
(i)	Includes fee/expense recovery of 0.02%.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$4.38		$4.24		$4.00		$4.50		$4.61	$4.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.18		0.18		0.16		0.18	0.21
Net realized and unrealized gain (loss)	(0.12)		0.12		0.20		(0.39)		0.16	0.04

Total from Investment Operations	(0.03)		0.30		0.38		(0.23)		0.34	0.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.16)		(0.13)		(0.16)		(0.19)	(0.24)
Net realized capital gains	—		—		(0.01)		(0.11)		(0.26)	(0.01)

Total Distributions	(0.08)		(0.16)		(0.14)		(0.27)		(0.45)	(0.25)

Net asset value, end of the period	$4.27		$4.38		$4.24		$4.00		$4.50	$4.61

Total return(b)	(0.66	)%(c)(d)	7.33	%(d)	9.81	%(d)	(5.48	)%(d)	7.60%	5.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,344		$11,227		$12,288		$12,609		$14,555	$15,233
Net expenses	1.80	%(e)(f)	1.84	%(f)(g)	1.85	%(f)	1.86	%(f)(h)	1.89%	1.90	%(i)
Gross expenses	1.91	%(e)	1.90%		1.89%		1.88%		1.89%	1.90	%(i)
Net investment income	3.97	%(e)	4.29%		4.43%		3.68%		3.84%	4.36%
Portfolio turnover rate	27%		46%		38%		69%		59%	47%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased to 1.80%.
(h)	Effective July 1, 2015, the expense limit decreased to 1.85%.
(i)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class N
	Six Months Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017*
Net asset value, beginning of the period	$4.36	$4.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.19
Net realized and unrealized gain (loss)	(0.08)	0.18

Total from Investment Operations	—	0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.17)

Net asset value, end of the period	$4.26	$4.36

Total return(b)(c)	0.10%	8.99%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,302	$1
Net expenses(d)(e)	0.75%	0.75	%(f)
Gross expenses(d)	0.81%	31.73%
Net investment income(d)	4.06%	5.19%
Portfolio turnover rate	27%	46	%(g)

*	From commencement of Class operations on November 30, 2016 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2017, the expense limit decreased to 0.75%.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$4.36		$4.22		$3.98		$4.48		$4.59	$4.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.23		0.21		0.20		0.22	0.25
Net realized and unrealized gain (loss)	(0.12)		0.12		0.21		(0.39)		0.16	0.04

Total from Investment Operations	(0.01)		0.35		0.42		(0.19)		0.38	0.29

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.21)		(0.17)		(0.20)		(0.23)	(0.28)
Net realized capital gains	—		—		(0.01)		(0.11)		(0.26)	(0.01)

Total Distributions	(0.10)		(0.21)		(0.18)		(0.31)		(0.49)	(0.29)

Net asset value, end of the period	$4.25		$4.36		$4.22		$3.98		$4.48	$4.59

Total return	(0.15	)%(b)(c)	8.47	%(c)	10.98	%(c)	(4.54	)%(c)	8.72%	6.56%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$125,165		$133,940		$129,169		$116,837		$125,185	$108,170
Net expenses	0.80	%(d)(e)	0.84	%(e)(f)	0.85	%(e)	0.86	%(e)(g)	0.89%	0.90	%(h)
Gross expenses	0.91	%(d)	0.90%		0.89%		0.88%		0.89%	0.90	%(h)
Net investment income	5.02	%(d)	5.28%		5.43%		4.67%		4.83%	5.37%
Portfolio turnover rate	27%		46%		38%		69%		59%	47%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(g)	Effective July 1, 2015, the expense limit decreased to 0.85%.
(h)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A*
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$10.29		$10.52	$10.39	$10.39	$10.34	$10.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.17	0.20	0.20	0.22	0.18
Net realized and unrealized gain (loss)	(0.21)		(0.12)	0.17	0.03	0.11	(0.23)

Total from Investment Operations	(0.11)		0.05	0.37	0.23	0.33	(0.05)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.20)	(0.21)	(0.22)	(0.25)	(0.24)
Net realized capital gains	—		(0.08)	(0.03)	(0.01)	(0.03)	(0.17)

Total Distributions	(0.11)		(0.28)	(0.24)	(0.23)	(0.28)	(0.41)

Net asset value, end of the period	$10.07		$10.29	$10.52	$10.39	$10.39	$10.34

Total return(b)(c)	(1.09	)%(d)	0.44%	3.64%	2.17%	3.24%	(0.46)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$17,859		$21,828	$19,327	$18,425	$5,931	$5,601
Net expenses(e)	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.69	%(f)	0.72%	0.72%	0.71%	0.85%	0.79%
Net investment income	2.00	%(f)	1.69%	1.89%	1.93%	2.07%	1.71%
Portfolio turnover rate	81%		216%	151%	151%	134%	124%

*	Effective August 31, 2016, Retail Class shares were redesignated as Class A shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Period Ended September 30, 2016*
Net asset value, beginning of the period	$10.30		$10.53	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.10	0.01
Net realized and unrealized gain (loss)	(0.22)		(0.13)	0.00	(b)

Total from Investment Operations	(0.16)		(0.03)	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.12)	(0.01)
Net realized capital gains	—		(0.08)	—

Total Distributions	(0.07)		(0.20)	(0.01)

Net asset value, end of the period	$10.07		$10.30	$10.53

Total return(c)(d)	(1.55	)%(e)	(0.29)%	0.08	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,164		$3,225	$3,088
Net expenses(f)	1.40	%(g)	1.40%	1.40	%(g)
Gross expenses	1.45	%(g)	1.48%	1.56	%(g)
Net investment income	1.26	%(g)	0.95%	0.86	%(g)
Portfolio turnover rate	81%		216%	151%

*	From commencement of Class operations on August 31, 2016 through September 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y*
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$10.29		$10.52	$10.39	$10.39	$10.33	$10.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.20	0.22	0.22	0.24	0.21
Net realized and unrealized gain (loss)	(0.22)		(0.13)	0.18	0.04	0.12	(0.24)

Total from Investment Operations	(0.11)		0.07	0.40	0.26	0.36	(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.22)	(0.24)	(0.25)	(0.27)	(0.27)
Net realized capital gains	—		(0.08)	(0.03)	(0.01)	(0.03)	(0.17)

Total Distributions	(0.12)		(0.30)	(0.27)	(0.26)	(0.30)	(0.44)

Net asset value, end of the period	$10.06		$10.29	$10.52	$10.39	$10.39	$10.33

Total return(b)	(1.06	)%(c)	0.69%	3.90%	2.42%	3.60%	(0.30)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$155,701		$154,668	$139,398	$88,592	$66,759	$66,424
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.45	%(e)	0.47%	0.47%	0.47%	0.57%	0.48%
Net investment income	2.26	%(e)	1.93%	2.11%	2.15%	2.31%	1.97%
Portfolio turnover rate	81%		216%	151%	151%	134%	124%

*	Effective August 31, 2016, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$11.32		$11.51	$11.57		$11.61	$11.68		$12.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.08	0.11		0.14	0.16		0.13
Net realized and unrealized gain (loss)	(0.09)		(0.09)	0.00	(b)	0.01 (c)	0.01		(0.23)

Total from Investment Operations	(0.04)		(0.01)	0.11		0.15	0.17		(0.10)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.18)	(0.17)		(0.19)	(0.24)		(0.26)
Net realized capital gains	—		—	—		—	—		(0.00	)(b)
Paid-in capital	—		—	—		—	—		(0.00	)(b)

Total Distributions	(0.11)		(0.18)	(0.17)		(0.19)	(0.24)		(0.26)

Net asset value, end of the period	$11.17		$11.32	$11.51		$11.57	$11.61		$11.68

Total return(d)	(0.39	)%(e)	(0.04)%	0.93%		1.26%	1.44%		(0.81)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$318,741		$336,227	$442,671		$346,317	$314,360		$355,212
Net expenses	0.80	%(f)	0.80%	0.77%		0.77%	0.80	%(g)	0.87	%(h)
Gross expenses	0.80	%(f)	0.80%	0.77%		0.77%	0.80	%(g)	0.87	%(h)
Net investment income	0.98	%(f)	0.67%	0.96%		1.21%	1.35%		1.11%
Portfolio turnover rate	69%		126%	109	%(i)	48%	24%		39%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.84%.
(i)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$11.33		$11.52	$11.58		$11.62	$11.69		$12.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		(0.01)	0.02		0.05	0.07		0.04
Net realized and unrealized gain (loss)	(0.10)		(0.08)	0.00	(b)	0.01 (c)	0.01		(0.23)

Total from Investment Operations	(0.09)		(0.09)	0.02		0.06	0.08		(0.19)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.10)	(0.08)		(0.10)	(0.15)		(0.17)
Net realized capital gains	—		—	—		—	—		(0.00	)(b)
Paid-in capital	—		—	—		—	—		(0.00	)(b)

Total Distributions	(0.06)		(0.10)	(0.08)		(0.10)	(0.15)		(0.17)

Net asset value, end of the period	$11.18		$11.33	$11.52		$11.58	$11.62		$11.69

Total return(d)	(0.76	)%(e)	(0.79)%	0.18%		0.51%	0.69%		(1.55)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$33,954		$43,319	$73,027		$63,167	$56,936		$71,963
Net expenses	1.55	%(f)	1.55%	1.52%		1.53%	1.55	%(g)	1.62	%(h)
Gross expenses	1.55	%(f)	1.55%	1.52%		1.53%	1.55	%(g)	1.62	%(h)
Net investment income (loss)	0.22	%(f)	(0.09)%	0.21%		0.47%	0.61%		0.36%
Portfolio turnover rate	69%		126%	109	%(i)	48%	24%		39%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 1.59%.
(i)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017*
Net asset value, beginning of the period	$11.36	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.05
Net realized and unrealized gain (loss)	(0.09)	0.08	(b)

Total from Investment Operations	(0.02)	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.16)

Net asset value, end of the period	$11.21	$11.36

Total return(c)(d)	(0.22)%	1.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,383	$1,900
Net expenses(e)(f)	0.47%	0.47%
Gross expenses(f)	0.48%	0.50%
Net investment income(f)	1.32%	0.64%
Portfolio turnover rate	69%	126	%(g)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$11.36		$11.55	$11.61		$11.65	$11.72		$12.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.11	0.14		0.17	0.18		0.16
Net realized and unrealized gain (loss)	(0.10)		(0.09)	0.00	(b)	0.01 (c)	0.02		(0.23)

Total from Investment Operations	(0.03)		0.02	0.14		0.18	0.20		(0.07)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.21)	(0.20)		(0.22)	(0.27)		(0.29)
Net realized capital gains	—		—	—		—	—		(0.00	)(b)
Paid-in capital	—		—	—		—	—		(0.00	)(b)

Total Distributions	(0.12)		(0.21)	(0.20)		(0.22)	(0.27)		(0.29)

Net asset value, end of the period	$11.21		$11.36	$11.55		$11.61	$11.65		$11.72

Total return	(0.26	)%(d)	0.22%	1.19%		1.51%	1.70%		(0.56)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$349,977		$360,322	$411,898		$431,727	$330,224		$252,127
Net expenses	0.55	%(e)	0.55%	0.52%		0.52%	0.55	%(f)	0.62	%(g)
Gross expenses	0.55	%(e)	0.55%	0.52%		0.52%	0.55	%(f)	0.62	%(g)
Net investment income	1.23	%(e)	0.92%	1.20%		1.45%	1.58%		1.35%
Portfolio turnover rate	69%		126%	109	%(h)	48%	24%		39%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.59%.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

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Notes to Financial Statements

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1.  Organization.  Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

The Funds each offer Class A, Class C and Class Y shares. In addition, High Income Fund and Limited Term Government and Agency Fund began offering Class N shares effective November 30, 2016 and February 1, 2017, respectively. Class T shares of the Funds are not currently available for purchase.

Class A shares of Intermediate Duration Bond Fund and High Income Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for High Income Fund and Limited Term Government

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Notes to Financial Statements (continued)

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and Agency Fund are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange

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Notes to Financial Statements (continued)

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or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

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As of March 31, 2018, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Fund	$2,856,941	1.7%	$1,509,940	0.9%
Limited Term Government and Agency Fund	—	—	232,384	Less than 0.1%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the funds have net losses, reduce the amount of income available to be distributed by the Funds.

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Notes to Financial Statements (continued)

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The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

During the six months ended March 31, 2018, the amount of income available to be distributed by High Income Fund has been reduced by $214,847, as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal

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amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements.  The Funds may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of

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Notes to Financial Statements (continued)

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the agreement and are recorded in the Statement of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statement of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

No swap agreements were held by the Funds during the six months ended March 31, 2018.

g.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as

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Notes to Financial Statements (continued)

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collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2018.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

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i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, corporate actions, premium amortization, defaulted and/or non-income producing securities, paydown gains and losses, return of capital distributions received, convertible bonds and distribution re-designations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, futures contracts mark-to-market, corporate actions, contingent payment debt instruments, convertible bonds, defaulted and/or non-income producing securities and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$8,205,898	$—	$8,205,898
Intermediate Duration Bond Fund	4,972,573	39,533	5,012,106
Limited Term Government and Agency Fund	13,667,184	—	13,667,184

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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As of September 30, 2017, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$(1,659,130)
Long-term:
No expiration date	(1,006,154)	—	(20,182,527)

Total capital loss carryforward	$(1,006,154)	$—	$(21,841,657)

Late-year ordinary and post-October capital loss deferrals*	$(2,258)	$(1,131,587)	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. High Income Fund and Intermediate Duration Bond Fund are deferring foreign currency losses and capital losses, respectively.

As of March 31, 2018, unrealized depreciation on a tax basis was as follows:

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Unrealized depreciation
Investments	$(4,554,146)	$(2,504,295)	$(14,693,184)
Foreign currency translations	(1,101,217)	—	—

Total unrealized depreciation	$(5,655,363)	$(2,504,295)	$(14,693,184)

As of March 31, 2018, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$179,342,190	$181,033,830	$724,338,690

Gross tax appreciation	$5,742,388	$478,202	$2,173,456
Gross tax depreciation	(11,403,963)	(2,982,497)	(16,866,640)

Net tax depreciation	$(5,661,575)	$(2,504,295)	$(14,693,184)

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Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

Differences between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

j.  Loan Participations.  High Income Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

k.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

l.  Due from Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for High Income Fund represents cash pledged as collateral for forward foreign currency contracts. The due from broker balance in the Statements of Assets and Liabilities for

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Notes to Financial Statements (continued)

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Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

m.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2018, none of the Funds had loaned securities under this agreement.

n.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

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•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018, at value:

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$223,045	$249,093	(b)	$472,138
Home Construction	—	3,547,857	12	(c)	3,547,869
All Other Non-Convertible Bonds(a)	—	137,220,792	—		137,220,792

Total Non-Convertible Bonds	—	140,991,694	249,105		141,240,799

Convertible Bonds(a)	—	18,009,373	—		18,009,373

Total Bonds and Notes	—	159,001,067	249,105		159,250,172

Loan Participations(a)	—	—	474,775	(d)	474,775
Senior Loans(a)	—	2,034,984	—		2,034,984
Preferred Stocks
Convertible Preferred Stocks(a)	—	2,248,885	—		2,248,885
Non-Convertible Preferred Stocks(a)	13,585	—	—		13,585

Total Preferred Stocks	13,585	2,248,885	—		2,262,470

Other Investments(a)	—	—	1,035,153	(e)	1,035,153
Common Stocks
Media	—	35,166	—		35,166
Oil, Gas & Consumable Fuels	2,416,810	154,258	—		2,571,068
All Other Common Stocks(a)	550,439	—	—		550,439

Total Common Stocks	2,967,249	189,424	—		3,156,673

Warrants	1,799	—	—		1,799
Short-Term Investments	—	5,837,065	—		5,837,065
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,257	—		2,257

Total	$2,982,633	$169,313,682	$1,759,033		$174,055,348

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High Income Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(374,733)	$—	$(374,733)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(e)	Fair valued by the Fund’s adviser ($44,852) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($990,301).

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$175,335,054	$—	$175,335,054
Short-Term Investments	—	3,168,419	—	3,168,419
Futures Contracts (unrealized appreciation)	26,062	—	—	26,062

Total	$26,062	$178,503,473	$—	$178,529,535

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$124,305,786	$232,384	(b)	$124,538,170
All Other Bonds and Notes(a)	—	537,824,056	—		537,824,056

Total Bonds and Notes	—	662,129,842	232,384		662,362,226

Short-Term Investments	—	47,283,280	—		47,283,280

Total	$—	$709,413,122	$232,384		$709,645,506

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or March 31, 2018:

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—		$—	$—	$624	$254,997
Home Construction	12		12,283	—	(12,283)	—
Non-Agency Commercial Mortgage-Backed Securities	939,675		—	—	(4,675)	—
Loan Participations
ABS Other	—		9	54	(298)	497,937
Other Investments
Aircraft ABS	1,853,562		—	—	(818,409)	—
Common Stocks
Media	23,855		—	—	—	—
Oil, Gas & Consumable Fuels	154,523		—	(498,179)	592,218	—
Warrants	—	(a)	—	—	—	—

Total	$2,971,627		$12,292	$(498,125)	$(242,823)	$752,934

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

High Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(6,528)	$—	$—	$249,093	$624
Home Construction	—	—	—	12	(12,283)
Non-Agency Commercial Mortgage-Backed Securities	(935,000)	—	—	—	—
Loan Participations
ABS Other	(22,927)	—	—	474,775	(298)
Other Investments
Aircraft ABS	—	—	—	1,035,153	(818,409)
Common Stocks
Media	—	—	(23,855)	—	—
Oil, Gas & Consumable Fuels	(149,338)	—	(99,224)	—	—
Warrants	—	—	—	—	—

Total	$(1,113,793)	$—	$(123,079)	$1,759,033	$(830,366)

(a)	Includes a security fair valued at zero using Level 3 inputs that expired as worthless during the period.

Common stocks valued at $123,079 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At March 31, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

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Notes to Financial Statements (continued)

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Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Collateralized Mortgage Obligations	$274,554	$—	$(77)	$277	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
Collateralized Mortgage Obligations	$(42,370)	$—	$—	$232,384	$(368)

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that High Income Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts, respectively.

High Income Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2018, High Income Fund engaged in forward foreign currency transactions for hedging purposes.

Intermediate Duration Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the six months ended March 31, 2018, Intermediate Duration Bond Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for High Income Fund as of March 31, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$2,257

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(374,733)

Transactions in derivative instruments for High Income Fund during the six months ended March 31, 2018, as reflected within the Statements of Operations, were as follows:

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$(372,476)

The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded/cleared asset derivatives
Interest rate contracts	$26,062

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2018, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(334,910)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$129,337

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2018:

High Income Fund	Forwards
Average Notional Amount Outstanding	1.13%
Highest Notional Amount Outstanding	1.61%
Lowest Notional Amount Outstanding	0.95%
Notional Amount Outstanding as of March 31, 2018	1.50%

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	5.10%
Highest Notional Amount Outstanding	5.18%
Lowest Notional Amount Outstanding	4.93%
Notional Amount Outstanding as of March 31, 2018	5.18%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA

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Notes to Financial Statements (continued)

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agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2018, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

High Income Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
HSBC Bank USA	$2,257	$(1,331)	$926	$—	$926

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(373,402)	$—	$(373,402)	$270,000	$(103,402)
HSBC Bank USA	(1,331)	1,331	—	—	—

	$(374,733)	$1,331	$(373,402)	$270,000	$(103,402)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2018:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
High Income Fund	$272,257	$926
Intermediate Duration Bond Fund	68,750	68,750

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2018, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$5,314,678	$—	$42,553,395	$45,046,434
Intermediate Duration Bond Fund	52,696,882	74,232,261	94,209,278	71,098,354
Limited Term Government and Agency Fund	445,342,676	425,339,384	17,794,955	56,707,923

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Notes to Financial Statements (continued)

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6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $500 million	Next $1.5 billion	Over $2 billion
High Income Fund	0.6000%	0.6000%	0.6000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3750%	0.3500%	0.3000%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2018 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
High Income Fund	1.05%	1.80%	0.75%	0.80%
Intermediate Duration Bond Fund	0.65%	1.40%	—	0.40%
Limited Term Government and Agency Fund	0.80%	1.55%	0.50%	0.55%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements (continued)

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For the six months ended March 31, 2018, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
High Income Fund	$526,816	$96,455	$430,361	0.60%	0.49%
Intermediate Duration Bond Fund	227,216	40,973	186,243	0.25%	0.20%
Limited Term Government and Agency Fund	1,337,479	—	1,337,479	0.37%	0.37%

For the six months ended March 31, 2018, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Limited Term Government and Agency Fund	$5,339	$586	$—	$5,209	$11,134

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2019.

No expenses were recovered for any of the Funds during the six months ended March 31, 2018 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) (effective August 31, 2016 for Intermediate Duration Bond Fund), and a Distribution and Service Plan relating to each Fund’s Class B and Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

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Notes to Financial Statements (continued)

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Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2018, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
High Income Fund	$38,690	$12,857	$38,571
Intermediate Duration Bond Fund	27,206	3,992	11,974
Limited Term Government and Agency Fund	409,388	48,725	146,174

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
High Income Fund	$38,895
Intermediate Duration Bond Fund	40,261
Limited Term Government and Agency Fund	161,392

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the

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intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
High Income Fund	$89,257
Intermediate Duration Bond Fund	45,427
Limited Term Government and Agency Fund	183,083

As of March 31, 2018, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Intermediate Duration Bond Fund	$1,272
Limited Term Government and Agency Fund	11,353

As of March 31, 2018, Natixis Distribution owes the High Income Fund $3,479 for overpayments of sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as receivable from distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2018 were as follows:

Fund	Commissions
High Income Fund	$1,786
Intermediate Duration Bond Fund	88
Limited Term Government and Agency Fund	11,455

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f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

95  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

g.  Affiliated Ownership.  As of March 31, 2018, the percentage of each Fund’s net assets owned by affiliates is as follows:

Limited Term Government and Agency Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.52%
Natixis Sustainable Future 2015 Fund	0.08%
Natixis Sustainable Future 2020 Fund	0.07%
Natixis Sustainable Future 2025 Fund	0.05%
Natixis Sustainable Future 2030 Fund	0.03%
Natixis Sustainable Future 2035 Fund	0.02%
Natixis Sustainable Future 2040 Fund	0.01%
Natixis Sustainable Future 2045 Fund	0.01%
Natixis Sustainable Future 2050 Fund	less than 0.01%
Natixis Sustainable Future 2055 Fund	less than 0.01%
Natixis Sustainable Future 2060 Fund	less than 0.01%

Intermediate Duration Bond Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.87%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the High Income Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2019 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2018, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
High Income Fund	$86
Limited Term Government and Agency Fund	138

i.  Payment by Affiliates.  For the six months ended March 31, 2018, Loomis Sayles reimbursed High Income Fund $4,468 in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis

|  96

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

Intermediate Duration Bond Fund allocates transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

For the six months ended March 31, 2018, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
High Income Fund	$17,747	$5,890	$86	$76,050
Limited Term Government and Agency Fund	143,843	17,102	138	158,064

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2018, none of the Funds had borrowings under this agreement.

Effective April 12, 2018, the line of credit with Citibank, N.A. expired, and the Funds, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is

97  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

9.  Concentration of Risk.  Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Fund	3	34.75%
Intermediate Duration Bond Fund	3	22.11%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017(a)
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,245,556	$5,403,073	2,869,491	$12,272,049
Issued in connection with the reinvestment of distributions	137,622	594,097	306,554	1,311,455
Redeemed	(2,537,165)	(10,972,556)	(3,623,241)	(15,504,179)

Net change	(1,153,987)	$(4,975,386)	(447,196)	$(1,920,675)

Class C
Issued from the sale of shares	66,022	$288,070	471,847	$2,010,717
Issued in connection with the reinvestment of distributions	37,473	162,322	88,277	378,228
Redeemed	(477,710)	(2,080,619)	(897,288)	(3,849,291)

Net change	(374,215)	$(1,630,227)	(337,164)	$(1,460,346)

Class N
Issued from the sale of shares	2,625,318	$11,210,114	240	$1,001
Issued in connection with the reinvestment of distributions	10,646	45,245	10	41
Redeemed	(215,165)	(916,741)	—	—

Net change	2,420,799	$10,338,618	250	$1,042

Class Y
Issued from the sale of shares	4,637,484	$20,040,866	9,715,068	$41,499,158
Issued in connection with the reinvestment of distributions	610,218	2,627,592	1,184,729	5,054,088
Redeemed	(6,505,829)	(28,022,825)	(10,799,917)	(45,851,330)

Net change	(1,258,127)	$(5,354,367)	99,880	$701,916

Increase (decrease) from capital share transactions	(365,530)	$(1,621,362)	(684,230)	$(2,678,063)

(a)	From commencement of operations on November 30, 2016 through September 30, 2017 for Class N shares.

99  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	168,654	$1,719,071	495,534	$5,098,171
Issued in connection with the reinvestment of distributions	21,930	223,050	51,612	528,641
Redeemed	(537,191)	(5,418,274)	(263,005)	(2,708,601)

Net change	(346,607)	$(3,476,153)	284,141	$2,918,211

Class C
Issued from the sale of shares	244	$2,500	14,097	$144,076
Issued in connection with the reinvestment of distributions	2,175	22,124	5,796	59,316
Redeemed	(1,491)	(15,012)	—	—

Net change	928	$9,612	19,893	$203,392

Class Y
Issued from the sale of shares	2,438,271	$24,820,058	6,045,802	$62,224,245
Issued in connection with the reinvestment of distributions	151,818	1,543,166	342,222	3,505,355
Redeemed	(2,149,607)	(21,785,917)	(4,606,062)	(47,400,228)

Net change	440,482	$4,577,307	1,781,962	$18,329,372

Increase (decrease) from capital share transactions	94,803	$1,110,766	2,085,996	$21,450,975

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2018		Year Ended September 30, 2017(a)
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,736,497	$42,032,602	3,991,528	$45,399,327
Issued in connection with the reinvestment of distributions	215,930	2,425,444	454,875	5,170,894
Redeemed	(5,121,277)	(57,573,591)	(13,213,781)	(150,164,121)

Net change	(1,168,850)	$(13,115,545)	(8,767,378)	$(99,593,900)

Class C
Issued from the sale of shares	228,040	$2,571,579	757,506	$8,626,416
Issued in connection with the reinvestment of distributions	15,021	168,888	29,711	337,959
Redeemed	(1,029,484)	(11,578,366)	(3,304,176)	(37,593,668)

Net change	(786,423)	$(8,837,899)	(2,516,959)	$(28,629,293)

Class N
Issued from the sale of shares	46,622	$524,127	166,111	$1,892,253
Issued in connection with the reinvestment of distributions	2,047	23,046	1,700	19,353
Redeemed	(3,265)	(36,577)	(527)	(5,984)

Net change	45,404	$510,596	167,284	$1,905,622

Class Y
Issued from the sale of shares	7,132,077	$80,453,039	13,725,909	$156,563,024
Issued in connection with the reinvestment of distributions	259,319	2,921,174	431,654	4,921,367
Redeemed	(7,891,044)	(88,881,691)	(18,111,061)	(206,644,972)

Net change	(499,648)	$(5,507,478)	(3,953,498)	$(45,160,581)

Increase (decrease) from capital share transactions	(2,409,517)	$(26,950,326)	(15,070,551)	$(171,478,152)

(a)	From commencement of operations on February 1, 2017 through September 30, 2017 for Class N shares.

101  |

Additional Information

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Trust was held on December 4, 2017 to consider a proposal to elect thirteen Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,650,323,196.06	13,951,932.67
Kenneth A. Drucker	1,649,298,883.81	14,976,244.92
Edmond J. English	1,650,162,849.38	14,112,279.34
David L. Giunta	1,649,705,816.93	14,569,311.79
Richard A. Goglia	1,650,200,499.41	14,074,629.32
Wendell J. Knox	1,649,845,960.13	14,429,168.60
Martin T. Meehan	1,649,803,233.76	14,471,894.97
Maureen B. Mitchell	1,650,894,337.38	13,380,791.35
Sandra O. Moose**	1,649,617,852.02	14,657,276.71
James P. Palermo	1,650,208,171.55	14,066,957.18
Erik R. Sirri	1,649,620,219.44	14,654,909.29
Peter J. Smail	1,650,200,577.97	14,074,550.76
Cynthia L. Walker	1,651,179,641.66	13,095,487.07

*	Trust-wide voting results.

**	Ms. Moose retired as a Trustee effective January 1, 2018.

Loomis Sayles Funds I

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,046,693,133.34	15,163,366.07
Kenneth A. Drucker	1,045,641,428.27	16,215,071.15
Edmond J. English	1,046,277,137.68	15,579,361.74
David L. Giunta	1,046,496,391.62	15,360,107.79
Richard A. Goglia	1,046,269,146.27	15,587,353.15
Wendell J. Knox	1,045,976,095.92	15,880,403.49
Martin T. Meehan	1,046,154,669.52	15,701,829.89
Maureen B. Mitchell	1,047,019,476.25	14,837,023.17
Sandra O. Moose**	1,045,973,479.27	15,883,020.14
James P. Palermo	1,046,549,375.30	15,307,124.11
Erik R. Sirri	1,046,440,355.81	15,416,143.60
Peter J. Smail	1,046,053,910.90	15,802,588.52
Cynthia L. Walker	1,047,362,231.11	14,494,268.31

*	Trust-wide voting results.

**	Ms. Moose retired as a Trustee effective January 1, 2018.

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Semiannual Report

March 31, 2018

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Strategic Income Fund

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	LIGRX
Daniel J. Fuss, CFA®, CIC	Class C	LGBCX
Brian P. Kennedy	Class N	LGBNX
Elaine M. Stokes	Class Y	LSIIX
Loomis, Sayles & Company, L.P.	Admin Class	LIGAX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

1  |

Average Annual Total Returns — March 31, 20184

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/31/96)
NAV	0.22%	4.10%	2.54%	5.41%	—%	0.57%	0.55%

Class A (Inception 12/31/96)
NAV	0.18	3.94	2.29	5.14	—	0.82	0.80
With 4.25% Maximum Sales Charge	-4.06	-0.50	1.41	4.69	—

Class C (Inception 9/12/03)
NAV	-0.20	3.18	1.53	4.35	—	1.57	1.55
With CDSC[2]	-1.17	2.18	1.53	4.35	—

Class N (Inception 2/1/13)
NAV	0.35	4.28	2.64	—	2.65	0.48	0.48

Admin Class (Inception 2/1/10)[1]
NAV	-0.03	3.59	2.04	4.84	—	1.03	1.00

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[3]	-1.10	1.38	1.84	3.65	1.93

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	The Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The U.S. Government/Credit Bond Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  2

LOOMIS SAYLES STRATEGIC INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	NEFZX
Daniel J. Fuss, CFA®, CIC	Class C	NECZX
Brian P. Kennedy	Class N	NEZNX
Elaine M. Stokes	Class Y	NEZYX
Loomis, Sayles & Company, L.P.	Admin Class	NEZAX

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

3  |

Average Annual Total Returns — March 31, 20185

						Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/1/99)
NAV	0.43%	4.71%	4.36%	6.54%	—%	0.71%	0.71%

Class A (Inception 5/1/95)
NAV	0.30	4.44	4.11	6.28	—	0.96	0.96
With 4.25% Maximum Sales Charge	-3.97	0.02	3.21	5.82	—

Class C (Inception 5/1/95)
NAV	-0.09	3.60	3.33	5.48	—	1.71	1.71
With CDSC[2]	-1.06	2.60	3.33	5.48	—

Class N (Inception 2/1/13)
NAV	0.40	4.79	4.44	—	4.48	0.63	0.63

Admin Class (Inception 2/1/10)[1]
NAV	0.18	4.20	3.86	6.01	—	1.19	1.19

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[3]	-1.08	1.20	1.82	3.63	1.90
Bloomberg Barclays U.S. Universal Bond Index[4]	-1.00	1.52	2.19	4.01	2.26

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Class C share performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	The Bloomberg Barclays U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Bond Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution fees (12b-1 fees) and/or service fees, and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2017 through March 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2017	ENDING ACCOUNT VALUE 3/31/2018	EXPENSES PAID DURING PERIOD* 10/1/2017 – 3/31/2018
Class A
Actual	$1,000.00	$1,001.80	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03
Class C
Actual	$1,000.00	$998.00	$7.72
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class N
Actual	$1,000.00	$1,003.50	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	$2.42
Class Y
Actual	$1,000.00	$1,002.20	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.77
Admin Class
Actual	$1,000.00	$999.70	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$4.94

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55%, 0.48%, 0.55% and 0.98% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

LOOMIS SAYLES STRATEGIC INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2017	ENDING ACCOUNT VALUE 3/31/2018	EXPENSES PAID DURING PERIOD* 10/1/2017 – 3/31/2018
Class A
Actual	$1,000.00	$1,003.00	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.15	$4.84
Class C
Actual	$1,000.00	$999.10	$8.52
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.60
Class N
Actual	$1,000.00	$1,004.00	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	$3.18
Class Y
Actual	$1,000.00	$1,004.30	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.39	$3.58
Admin Class
Actual	$1,000.00	$1,001.80	$5.94
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

*	Expenses are equal to the Fund’s annualized expense ratio: 0.96%, 1.71%, 0.63%, 0.71% and 1.19% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  8

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 69.7% of Net Assets
Non-Convertible Bonds — 68.2%
	ABS Other — 1.5%
$52,374,737	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)(c)	$51,772,427
10,701,183	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	11,091,598
31,219,677	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A(a)	30,870,797
1,923,849	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	1,881,827

		95,616,649

	Aerospace & Defense — 1.7%
1,865,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,875,556
1,455,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,537,353
550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	611,699
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	793,000
78,795,000	Textron, Inc., 5.950%, 9/21/2021	85,261,363
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	16,758,385

		106,837,356

	Airlines — 1.9%
3,612,422	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	3,720,795
1,667,093	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,725,441
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	18,340,000
226,603	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	232,132
408,435	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	437,442
43,103,646	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	46,129,953
1,176,001	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,299,011
6,528,922	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	7,269,955
12,303,465	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	13,013,621
7,863,809	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020(a)	7,966,982
14,960,517	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	15,681,614
1,235,185	Virgin Australia Pass Through Certificates, Series 2013-1A, 5.000%, 4/23/2025, 144A	1,266,917

		117,083,863

	Automotive — 0.7%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098	26,074,369

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$5,274,000	Cummins, Inc., 6.750%, 2/15/2027	$6,354,216
125,000	Ford Motor Co., 6.500%, 8/01/2018	126,506
255,000	Ford Motor Co., 6.625%, 2/15/2028	292,605
240,000	Ford Motor Co., 7.500%, 8/01/2026	286,863
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,011,998
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,547,750

		40,694,307

	Banking — 7.2%
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,792,795
84,339,000	Bank of America Corp., 6.110%, 1/29/2037	101,473,885
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028, 144A	47,228,165
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	100,701
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	25,405,191
25,090,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	19,354,559
2,173,000	Bear Stearns Cos. LLC (The), 4.650%, 7/02/2018	2,184,214
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	16,796,717
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,724,974
22,960,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	17,265,996
2,200,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,034,142
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	6,928,741
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	70,594,024
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	26,799,525
100,000	Keybank NA, 6.950%, 2/01/2028	123,368
5,100,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	5,438,577
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,858,154
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	23,356,700
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,287,767
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	20,973,413
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	39,659,834
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	2,886,327
8,638,000	National City Corp., 6.875%, 5/15/2019	9,016,439

		449,284,208

	Brokerage — 1.4%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	53,194,366
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	21,200,840
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,895,989

		84,291,195

	Building Materials — 0.6%
1,610,000	Masco Corp., 6.500%, 8/15/2032	1,865,394
3,110,000	Masco Corp., 7.125%, 3/15/2020	3,334,573
2,667,000	Masco Corp., 7.750%, 8/01/2029	3,376,554
23,975,000	Owens Corning, 7.000%, 12/01/2036	30,688,973

		39,265,494

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — 1.7%
$10,790,000	DISH DBS Corp., 5.000%, 3/15/2023	$9,697,512
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	14,506,848
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	13,777,566
2,800,000	Time Warner Cable LLC, 4.500%, 9/15/2042	2,425,081
64,548,000	Time Warner Cable LLC, 6.750%, 7/01/2018	65,156,280

		105,563,287

	Chemicals — 0.8%
894,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	904,058
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	50,429,300

		51,333,358

	Construction Machinery — 0.1%
6,787,000	Toro Co. (The), 6.625%, 5/01/2037(b)(c)	7,992,573

	Consumer Products — 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,587,061

	Diversified Manufacturing — 0.1%
5,305,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.022%, 5/13/2024(d)	5,054,233

	Electric — 1.6%
24,891,673	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	28,097,668
7,969,787	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(c)	2,463,382
30,430,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,904,708
4,491,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	5,592,218
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	15,296,957
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	11,407,980
3,596,935	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)(c)	3,703,763

		97,466,676

	Finance Companies — 3.6%
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,435,201
62,425(††)	Navient Corp., 6.000%, 12/15/2043	1,447,844
5,615,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,593,944
90,196,000	Navient LLC, 5.500%, 1/25/2023	88,617,570
3,280,000	Navient LLC, MTN, 7.250%, 1/25/2022	3,464,500
22,116,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(c)	19,351,500
7,805,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	7,297,675
6,820,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	6,802,950
16,717,000	Springleaf Finance Corp., 5.250%, 12/15/2019	17,051,340
4,920,000	Springleaf Finance Corp., 6.875%, 3/15/2025	4,938,450
31,883,000	Springleaf Finance Corp., 7.750%, 10/01/2021	34,513,347
16,599,000	Springleaf Finance Corp., 8.250%, 10/01/2023	17,926,920

		226,441,241

	Government Owned – No Guarantee — 0.8%
3,720,000	Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036, 144A	4,472,928
12,575,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	14,219,584
17,435,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	17,108,965

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — continued
$11,555,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	$10,081,738
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,246,880

		47,130,095

	Health Insurance — 0.0%
1,261,000	Cigna Corp., 7.875%, 5/15/2027	1,598,506

	Healthcare — 0.6%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,071,668
9,385,000	HCA, Inc., 4.500%, 2/15/2027	9,056,525
4,806,000	HCA, Inc., 7.050%, 12/01/2027	5,082,345
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,739,260
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,427,738
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,718,700
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,374,800
4,785,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	4,354,350

		35,825,386

	Home Construction — 0.2%
3,990,000	PulteGroup, Inc., 6.000%, 2/15/2035	4,039,875
3,567,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,727,515
1,615,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,638,741

		9,406,131

	Independent Energy — 1.1%
29,185,000	California Resources Corp., 8.000%, 12/15/2022, 144A	22,910,225
7,335,000	Continental Resources, Inc., 3.800%, 6/01/2024	7,059,938
9,787,000	EQT Corp., 8.125%, 6/01/2019	10,364,355
29,027,000	Noble Energy, Inc., 3.900%, 11/15/2024	29,012,078
400,000	QEP Resources, Inc., 5.250%, 5/01/2023	385,016
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	60,607

		69,792,219

	Integrated Energy — 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,136,132

	Life Insurance — 1.8%
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,555,588
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	891,172
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	7,935,389
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,990,449
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,598,677
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	43,620,351
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	7,620,055
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,399,506
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	19,354,078

		112,965,265

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Local Authorities — 0.5%
37,829,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	$29,478,169
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	497,134

		29,975,303

	Lodging — 0.9%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	54,222,770

	Media Entertainment — 0.4%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	6,615,867
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	14,907,530
5,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(f)	3,931,250
1,082,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,065,770

		26,520,417

	Metals & Mining — 1.5%
1,689,997	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(a)(b)(f)(g)(h)	676
430,000	ArcelorMittal, 5.750%, 3/01/2021	452,575
47,920,000	ArcelorMittal, 7.000%, 3/01/2041	55,707,000
19,365,000	ArcelorMittal, 7.250%, 10/15/2039	22,899,113
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	4,519,760
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	4,299,011
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,220,633

		93,098,768

	Midstream — 2.2%
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	698,750
525,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	531,749
3,328,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	3,510,280
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,299,821
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,336,785
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,233,240
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	7,901,305
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	102,850
31,311,000	ONEOK Partners LP, 4.900%, 3/15/2025	32,684,535
47,594,000	Panhandle Eastern Pipe Line Co. LP, 7.000%, 6/15/2018	48,064,312
1,404,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, 6/01/2019	1,484,693
225,000	Plains All American Pipeline LP / PAA Finance Corp., 2.850%, 1/31/2023	212,243
8,405,000	Williams Partners LP, 3.350%, 8/15/2022	8,251,094

		136,311,657

	Mortgage Related — 0.0%
16,386	FHLMC, 5.000%, 12/01/2031	17,556
2,311	FNMA, 6.000%, 7/01/2029	2,586

		20,142

	Natural Gas — 0.1%
3,314,000	NiSource, Inc., 6.800%, 1/15/2019	3,414,463

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — 0.4%
4,338,637	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	$3,362,608
27,000,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	20,850,367
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.686%, 3/15/2044, 144A(i)	1,859,543

		26,072,518

	Oil Field Services — 0.1%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	4,750,550

	Paper — 1.3%
363,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	495,364
7,049,000	International Paper Co., 8.700%, 6/15/2038	10,209,259
5,270,000	WestRock MWV LLC, 7.550%, 3/01/2047(b)(c)	7,016,704
4,273,000	WestRock MWV LLC, 8.200%, 1/15/2030	5,756,011
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	33,267,854
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	7,845,111
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,882,536

		82,472,839

	Property & Casualty Insurance — 0.1%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,958,513
1,889,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.982%, 1/15/2033, 144A(d)(j)	812,270
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,543,999

		6,314,782

	Railroads — 0.2%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	10,259,954
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)(c)	239,185
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)(c)	191,000

		10,690,139

	REITs – Health Care — 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,545,558

	REITs – Single Tenant — 0.2%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,233,822

	Retailers — 0.5%
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,264,789
5,979,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	3,706,980
5,446,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,430,980
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,227,625
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,178,594
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,430,900

		33,239,868

	Supermarkets — 0.6%
4,510,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	4,042,088

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Supermarkets — continued
$1,120,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	$1,271,389
6,830,000	New Albertsons LP, 7.450%, 8/01/2029	5,464,000
7,640,000	New Albertsons LP, 8.000%, 5/01/2031	6,264,800
989,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	761,530
17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021	17,030,650

		34,834,457

	Supranational — 0.1%
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	8,019,227

	Technology — 0.3%
16,735,000	KLA-Tencor Corp., 5.650%, 11/01/2034	18,616,298
1,410,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,615,677

		20,231,975

	Treasuries — 26.4%
132,000,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	99,853,208
209,501,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	162,506,170
61,795,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	47,992,270
391,985,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	3,307,867
1,195,394,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	9,603,925
2,755,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	15,506,346
2,965,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	16,509,701
7,555,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	43,054,773
1,925,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	11,484,351
23,970,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	151,253,601
36,850,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	27,436,672
290,574,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	39,970,124
416,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	55,372,702
43,590,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	13,286,470
23,848,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	7,948,226
236,325,000	U.S. Treasury Note, 0.625%, 6/30/2018	235,637,878
205,000,000	U.S. Treasury Note, 0.750%, 8/31/2018	204,039,063
350,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	347,962,891
150,000,000	U.S. Treasury Note, 1.250%, 6/30/2019	148,265,625

		1,640,991,863

	Wireless — 0.7%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	28,450,080
58,200,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	2,905,432
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,942,823
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	639,540
1,609,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,578,831
985,000	Sprint Corp., 7.125%, 6/15/2024	960,375

		40,477,081

	Wirelines — 4.0%
61,415,000	AT&T, Inc., 4.300%, 2/15/2030, 144A	61,064,194
406,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	421,908
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	3,079,688

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	$4,515,950
4,508,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	3,884,048
2,710,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	2,764,200
670,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	567,825
195,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	189,150
24,103,000	Embarq Corp., 7.995%, 6/01/2036	22,717,077
910,000	Frontier Communications Corp., 7.125%, 1/15/2023	613,968
265,000	Frontier Communications Corp., 7.875%, 1/15/2027	137,800
455,000	Frontier Communications Corp., 9.000%, 8/15/2031	276,413
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,479,500
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,367,990
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,122,100
12,308,000	Qwest Corp., 6.875%, 9/15/2033	11,712,904
9,077,000	Qwest Corp., 7.250%, 9/15/2025	9,793,380
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,374,937
2,490,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,582,628
5,775,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	6,265,875
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	6,604,518
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	15,129,590
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	44,294,625
32,509,000	Verizon Communications, Inc., 2.450%, 11/01/2022	31,223,891

		247,184,159

	Total Non-Convertible Bonds (Identified Cost $4,275,942,860)	4,235,987,593

Convertible Bonds — 1.2%
	Cable Satellite — 0.1%
5,825,000	DISH Network Corp., 2.375%, 3/15/2024	5,150,995
4,620,000	DISH Network Corp., 3.375%, 8/15/2026	4,449,984

		9,600,979

	Finance Companies — 0.1%
3,905,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	4,604,631

	REITs – Mortgage — 0.1%
4,860,000	iStar, Inc., 3.125%, 9/15/2022, 144A	4,624,368

	Technology — 0.9%
46,000,000	Booking Holdings, Inc., 0.900%, 9/15/2021	57,412,600
342,809	Liberty Interactive LLC, 3.500%, 1/15/2031	377,212

		57,789,812

	Total Convertible Bonds (Identified Cost $63,153,163)	76,619,790

Municipals — 0.3%
	Illinois — 0.1%
9,150,000	State of Illinois, 5.100%, 6/01/2033	8,576,570

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Michigan — 0.0%
$2,195,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	$2,183,388

	Virginia — 0.2%
10,740,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	10,140,171

	Total Municipals (Identified Cost $19,946,178)	20,900,129

	Total Bonds and Notes (Identified Cost $4,359,042,201)	4,333,507,512

Shares
Common Stocks — 0.7%
	Automobiles — 0.7%
4,063,816	Ford Motor Co. (Identified Cost $34,826,997)	45,027,081

Preferred Stocks — 0.0%
	Midstream — 0.0%
43,031	Chesapeake Energy Corp., 5.000% (Identified Cost $3,673,619)	2,337,121

Principal Amount (‡)
Short-Term Investments — 29.5%
$300,000,000	Federal Home Loan Bank Discount Notes, 1.445%, 5/10/2018(k)	299,461,800
35,460,000	Federal Home Loan Bank Discount Notes, 1.560%, 5/21/2018(k)	35,377,946
89,555,000	Federal Home Loan Bank Discount Notes, 1.652%, 6/01/2018(k)	89,298,246
289,540,000	Federal National Mortgage Association Discount Notes, 1.400%-1.510%, 5/21/2018(k)(l)	288,870,004
100,000,000	Federal National Mortgage Association Discount Notes, 1.420%, 5/07/2018(k)	99,834,700
109,147,547	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $109,158,462 on 4/02/2018 collateralized by $99,050,000 U.S. Treasury Note, 2.250% due 01/31/2024 valued at $97,210,642; $13,900,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $14,121,594 including accrued interest (Note 2 of Notes to Financial Statements)	109,147,547
49,435,000	U.S. Treasury Bills, 1.285%, 4/05/2018(k)	49,428,302
25,000,000	U.S. Treasury Bills, 1.415%, 4/12/2018(k)	24,988,639
150,000,000	U.S. Treasury Bills, 1.416%, 4/19/2018(k)	149,884,276
211,445,000	U.S. Treasury Bills, 1.590%-1.605%, 5/31/2018(k)(l)	210,866,869
150,000,000	U.S. Treasury Bills, 1.636%, 6/07/2018(k)	149,543,015
25,000,000	U.S. Treasury Bills, 1.675%, 6/28/2018(k)	24,898,349

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — continued
$300,000,000	U.S. Treasury Bills, 1.683%, 6/21/2018(k)	$298,872,501

	Total Short-Term Investments (Identified Cost $1,830,676,152)	1,830,472,194

	Total Investments — 99.9% (Identified Cost $6,228,218,969)	6,211,343,908
	Other assets less liabilities — 0.1%	4,494,841

	Net Assets — 100.0%	$6,215,838,749

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(b)	Illiquid security.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $143,970,940 or 2.3% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(e)	Perpetual bond with no specified maturity date.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(h)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of this security amounted to $676 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(i)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(j)	Non-income producing security.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $677,055,853 or 10.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
PJSC	Private Joint-Stock Company
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2018 (Unaudited)

Treasuries	26.4%
Banking	7.2
Wirelines	4.0
Finance Companies	3.7
Midstream	2.2
Other Investments, less than 2% each	26.9
Short-Term Investments	29.5

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

Currency Exposure Summary at March 31, 2018 (Unaudited)

United States Dollar	83.8%
Canadian Dollar	6.6
Mexican Peso	4.6
Other, less than 2% each	4.9

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 70.6% of Net Assets
Non-Convertible Bonds — 65.1%
	ABS Other — 0.3%
$21,719,204	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$16,072,211
8,655,203	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	3,440,443
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
10,609,955	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(f)	10,098,433

		29,611,087

	Aerospace & Defense — 0.9%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	477,025
10,225,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	10,282,873
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,323,007
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	10,650,236
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	10,754,300
5,310,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 3.574%, 2/15/2067, 144A(g)	4,845,375
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	25,125,825
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	17,942,650

		83,401,291

	Airlines — 2.8%
130,040,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	133,050,426
11,318,394	American Airlines Pass Through Trust, Series 2013-1 Class A, 4.000%, 1/15/2027	11,387,889
175,117	Continental Airlines Pass Through Certificates, Series 1999-1, Class B, 6.795%, 2/02/2020(a)	176,430
2,164,773	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,240,540
2,083,946	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,139,379
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	21,015,000
930	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021(a)	924
243,371	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	260,655
445,691	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023	462,961
33,395,288	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	34,448,576
4,945,653	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	5,230,028
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	50,232,490

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$1,984,885	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	$2,025,020
2,111,629	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	2,139,882

		264,810,200

	Automotive — 0.4%
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,399,913
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,607,628
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,350,275
26,055,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	26,120,138

		34,477,954

	Banking — 4.8%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	7,320,000
983,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028, 144A	941,613
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	266,857
1,500,000	Bank of America Corp., Series K, 3-month LIBOR + 3.630%, 5.397%(g)(h)	1,500,000
7,045,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	6,984,023
10,000,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	7,793,146
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	27,406,761
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,486,229
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	19,816,626
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	18,982,268
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	33,272,400
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	36,453,046
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	27,502,514
185,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	151,162,309
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	47,363,734
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,549,549
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	41,618,798

		443,419,873

	Brokerage — 1.2%
3,325,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	3,291,750
1,675,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,653,058
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	22,793,575
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	45,527,901
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	21,757,555
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	17,188,068

		112,211,907

	Building Materials — 0.3%
10,265,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	10,293,229
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,153,893
195,000	Masco Corp., 7.125%, 3/15/2020	209,081
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,552,177

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Building Materials — continued
$10,800,000	Owens Corning, 7.000%, 12/01/2036	$13,824,438

		28,032,818

	Cable Satellite — 1.2%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	851,063
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	960,375
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,364,725
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,360,000
17,880,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	16,889,269
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	15,756,409
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	20,557,876
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,187,596
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	140,998
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	9,200,019
7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	6,930,000
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	21,142,653
4,010,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	3,768,237

		108,109,220

	Chemicals — 2.1%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	20,552,875
6,605,000	Chemours Co. (The), 6.625%, 5/15/2023	6,935,250
33,788,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	34,168,115
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(b)(f)	19,034,310
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(b)(f)	6,405,308
16,660,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	12,758,561
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	90,078,713
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	889,159

		190,822,291

	Construction Machinery — 0.1%
1,310,000	United Rentals North America, Inc., 4.875%, 1/15/2028	1,264,150
5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	5,314,560

		6,578,710

	Consumer Cyclical Services — 0.1%
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,926,250

	Consumer Products — 0.1%
11,880,000	Avon Products, Inc., 8.950%, 3/15/2043	10,187,100

	Electric — 1.3%
5,093,000	AES Corp. (The), 4.875%, 5/15/2023	5,182,128
9,371,000	AES Corp. (The), 5.500%, 4/15/2025	9,707,419
34,064,148	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	38,451,538
47,979,300	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(f)	14,829,922
6,145,000	Dynegy, Inc., 7.625%, 11/01/2024	6,628,919
11,255,000	Dynegy, Inc., 8.125%, 1/30/2026, 144A	12,422,706
29,959,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,426,360
3,570,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,445,384

		122,094,376

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — 3.1%
$14,060,000	iStar, Inc., 5.000%, 7/01/2019	$14,104,570
2,260,000	Navient Corp., 5.875%, 10/25/2024	2,214,800
109,950(††)	Navient Corp., 6.000%, 12/15/2043	2,550,107
30,265,000	Navient Corp., MTN, 6.125%, 3/25/2024	30,151,506
22,945,000	Navient LLC, 5.500%, 1/25/2023	22,543,463
7,780,000	Navient LLC, MTN, 5.500%, 1/15/2019	7,865,580
6,490,000	Navient LLC, MTN, 7.250%, 1/25/2022	6,855,063
50,910,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(f)	44,546,250
45,875,000	Springleaf Finance Corp., 5.250%, 12/15/2019	46,792,500
23,115,000	Springleaf Finance Corp., 6.875%, 3/15/2025	23,201,681
26,970,000	Springleaf Finance Corp., 7.750%, 10/01/2021	29,195,025
55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	59,416,200

		289,436,745

	Food & Beverage — 0.1%
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	4,983,700

	Government Owned – No Guarantee — 0.8%
22,160,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	25,058,129
21,145,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	20,749,589
30,955,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	27,008,237

		72,815,955

	Healthcare — 3.0%
260,000	CHS/Community Health Systems, Inc., 5.125%, 8/01/2021	241,800
3,195,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	1,849,106
40,686,000	HCA, Inc., 5.875%, 5/01/2023	42,110,010
14,620,000	HCA, Inc., 7.050%, 12/01/2027	15,460,650
20,447,000	HCA, Inc., 7.500%, 12/15/2023	22,440,583
24,215,000	HCA, Inc., 7.500%, 11/06/2033	26,454,887
14,056,000	HCA, Inc., 7.690%, 6/15/2025	15,496,740
32,745,000	HCA, Inc., 8.360%, 4/15/2024	37,411,162
10,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	11,855,944
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,441,200
9,975,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	10,548,563
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	938,288
16,825,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	16,173,031
36,035,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	35,269,256
33,959,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	30,902,690
1,015,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,069,556
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,032,075

		279,695,541

	Home Construction — 0.9%
151,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	156,096
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(f)	12,079,310
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	47,850,750
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	13,783,550
10,305,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	10,330,763

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Home Construction — continued
$195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	$197,867

		84,398,336

	Independent Energy — 4.0%
595,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	577,650
540,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	518,256
4,810,000	Antero Resources Corp., 5.625%, 6/01/2023	4,906,200
28,825,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	31,131,000
8,145,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,615,575
8,225,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	7,238,000
15,000,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	12,237,000
8,645,000	California Resources Corp., 5.500%, 9/15/2021	6,663,652
1,188,000	California Resources Corp., 6.000%, 11/15/2024	725,844
50,620,000	California Resources Corp., 8.000%, 12/15/2022, 144A	39,736,700
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,211,750
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	56,788
21,335,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	20,641,612
39,020,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	37,264,100
15,215,000	Continental Resources, Inc., 3.800%, 6/01/2024	14,644,437
5,450,000	Continental Resources, Inc., 4.500%, 4/15/2023	5,511,313
550,000	Continental Resources, Inc., 5.000%, 9/15/2022	557,563
19,290,000	Eclipse Resources Corp., 8.875%, 7/15/2023	18,204,937
1,567,000	Halcon Resources Corp., 6.750%, 2/15/2025	1,539,578
15,580,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	15,541,050
180,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	150,300
12,740,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	10,510,500
1,022,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,038,771
1,065,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,078,313
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,588,226
2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	1,978,020
18,400,000	Rex Energy Corp., 8.000%, 10/01/2020(b)(f)	5,244,000
1,735,000	RSP Permian, Inc., 6.625%, 10/01/2022	1,813,058
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023	13,061,648
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	8,758,400
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,643,528
21,280,000	SM Energy Co., 6.125%, 11/15/2022	21,280,000
801,000	SM Energy Co., 6.500%, 11/15/2021	806,006
2,522,000	SM Energy Co., 6.500%, 1/01/2023	2,503,085
1,110,000	Southwestern Energy Co., 6.700%, 1/23/2025	1,077,255
14,955,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	13,945,537
19,960,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	20,159,201
3,550,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	3,585,926
21,785,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	21,948,387

		370,693,166

	Life Insurance — 0.6%
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,990,449

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Life Insurance — continued
$20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(f)	$32,414,618
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(f)	10,554,487

		59,959,554

	Local Authorities — 0.8%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	76,990,086

	Media Entertainment — 1.4%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	4,646,735
64,250,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(i)	50,516,562
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(i)	26,195,450
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,305,650
17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	18,196,813
16,200,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	15,471,000
1,445,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,423,325
283,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	293,259
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,146,891

		130,195,685

	Metals & Mining — 1.0%
8,202,122	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(a)(b)(c)(i)(j)	3,281
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	2,050,000
25,271,000	ArcelorMittal, 7.000%, 3/01/2041	29,377,537
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	10,136,692
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	12,315,000
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,782,850
2,690,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	2,602,575
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	12,727,282
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	11,484,620
2,655,000	United States Steel Corp., 7.375%, 4/01/2020	2,820,938
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,669,596

		95,970,371

	Midstream — 0.5%
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,559,713
13,667,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	13,017,817
882,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	879,795
8,125,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	8,155,469
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	611,050
11,820,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(h)	12,041,152
3,185,492	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	3,325,749

		47,590,745

	Non-Agency Commercial Mortgage-Backed Securities — 0.1%
5,485,026	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.826%, 8/10/2045(k)	5,531,413

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
7,963,012	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	$6,171,636

		11,703,049

	Oil Field Services — 2.4%
11,165,000	Ensco PLC, 7.750%, 2/01/2026	10,243,887
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	6,977,600
12,610,000	Noble Holding International Ltd., 7.750%, 1/15/2024	11,695,775
19,385,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	19,094,225
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	15,918,285
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	11,268,750
594,000	Precision Drilling Corp., 6.500%, 12/15/2021	598,455
2,080,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	2,085,200
80,284,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	81,689,479
39,300,000	Transocean, Inc., 5.800%, 10/15/2022	37,728,000
27,725,000	Transocean, Inc., 6.800%, 3/15/2038	21,625,500

		218,925,156

	Packaging — 0.0%
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,754,019

	Paper — 0.5%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	20,776,639
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,465,673
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	11,786,823
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,460,303

		42,489,438

	Property & Casualty Insurance — 0.2%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.982%, 1/15/2033, 144A(e)(g)	5,379,300
17,870,000	XL Group PLC, 3-month LIBOR + 2.458%, 4.179%(g)(h)	17,735,975

		23,115,275

	Retailers — 1.0%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,581,125
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,683,765
5,685,000	Foot Locker, Inc., 8.500%, 1/15/2022	6,551,963
7,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	7,175
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	16,878,880
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,581,300
565,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	599,606
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,167,011
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,244,760
3,765,000	Nine West Holdings, Inc., 6.125%, 11/15/2034(b)(f)	376,500
23,150,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A(b)(f)	23,988,493
22,871,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A(b)(f)	17,667,847

		93,328,425

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Supermarkets — 2.1%
$11,495,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	$9,802,936
9,465,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	8,483,006
88,305,000	New Albertsons LP, 7.450%, 8/01/2029	70,644,000
25,595,000	New Albertsons LP, 7.750%, 6/15/2026	22,011,700
28,915,000	New Albertsons LP, 8.000%, 5/01/2031	23,710,300
9,390,000	New Albertsons LP, 8.700%, 5/01/2030	8,286,675
17,557,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	13,518,890
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	1,854,900
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	34,061,300

		192,373,707

	Technology — 1.1%
4,537,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	4,763,850
17,060,000	Amkor Technology, Inc., 6.375%, 10/01/2022	17,529,150
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	58,842,941
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	16,875,365
150,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	171,881

		98,183,187

	Transportation Services — 0.1%
10,503,000	APL Ltd., 8.000%, 1/15/2024(b)(f)	10,187,910

	Treasuries — 20.8%
312,000,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	236,016,672
29,490,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	22,874,864
80,645,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	62,631,873
1,010,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(l)	1,220,914
1,100,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(l)	1,168,881
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(l)	4,328,338
4,455,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(l)	4,800,843
5,820,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(l)	6,128,040
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(l)	4,216,594
4,680,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(l)	4,914,889
5,970,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(l)	6,282,835
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(l)	4,140,517
1,605,660,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	13,549,779
4,496,156,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	36,122,605
10,000,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	49,944,995

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
9,930,439(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	$53,496,553
4,250,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	23,920,861
7,740,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	43,097,836
27,224,481(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	155,148,094
3,035,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	18,106,496
21,700,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	136,929,626
252,700,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	188,147,815
175,365,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	141,784,573
458,725,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	63,100,261
658,049,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	87,431,499
162,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	49,637,570
55,925,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	18,639,069
250,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	248,544,923
250,000,000	U.S. Treasury Note, 1.000%, 11/30/2018	248,320,313

		1,934,648,128

	Wireless — 1.2%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	14,887,881
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	6,719,435
49,955,000	Sprint Capital Corp., 6.875%, 11/15/2028	46,583,038
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,541,700
21,052,000	Sprint Communications, Inc., 6.000%, 11/15/2022	20,657,275
8,200,000	Sprint Corp., 7.125%, 6/15/2024	7,995,000
4,727,000	Sprint Corp., 7.250%, 9/15/2021	4,886,536

		108,270,865

	Wirelines — 3.8%
4,370,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,220,212
7,545,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	7,266,356
22,335,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	20,799,469
1,240,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,119,100
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	6,706,050
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,554,614
28,385,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	28,952,700
2,025,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	1,716,188
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	7,721,650
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	339,500
3,620,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	3,239,900
8,581,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	7,594,185
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,023,525
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	11,071,156
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	19,934,720
25,745,000	Level 3 Parent LLC, 5.750%, 12/01/2022	25,680,637
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	38,214,000
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	12,457,267
33,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	30,055,500
26,401,000	Qwest Corp., 6.875%, 9/15/2033	25,124,503
30,646,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	31,786,031

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	$17,837,400
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	15,071,436
14,776,000	Verizon Communications, Inc., 2.450%, 11/01/2022	14,191,892
4,495,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	3,179,403
8,865,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	7,402,275
3,392,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	2,011,761

		351,271,430

	Total Non-Convertible Bonds (Identified Cost $6,440,744,395)	6,038,663,550

Convertible Bonds — 3.9%
	Building Materials — 0.2%
17,254,000	KB Home, 1.375%, 2/01/2019	19,529,371

	Cable Satellite — 1.6%
14,660,000	DISH Network Corp., 2.375%, 3/15/2024	12,963,706
137,245,000	DISH Network Corp., 3.375%, 8/15/2026	132,194,384

		145,158,090

	Chemicals — 0.1%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	4,834,455

	Diversified Manufacturing — 0.0%
2,546,000	Trinity Industries, Inc., 3.875%, 6/01/2036	3,469,908

	Healthcare — 0.1%
8,835,000	Evolent Health, Inc., 2.000%, 12/01/2021	8,869,828

	Leisure — 0.3%
27,795,000	Rovi Corp., 0.500%, 3/01/2020	26,784,096

	Midstream — 0.4%
30,445,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	26,216,189
10,585,000	SM Energy Co., 1.500%, 7/01/2021	9,992,240
4,755,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	4,475,582

		40,684,011

	Pharmaceuticals — 0.0%
1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,822,569

	REITs – Mortgage — 0.1%
11,865,000	iStar, Inc., 3.125%, 9/15/2022, 144A	11,289,737

	Technology — 1.1%
10,415,000	Booking Holdings, Inc., 0.900%, 9/15/2021	12,998,961
5,085,540	Liberty Interactive LLC, 3.500%, 1/15/2031	5,595,899
22,740,000	Nuance Communications, Inc., 1.000%, 12/15/2035	21,630,743
10,155,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	10,044,514
39,710,000	Nuance Communications, Inc., 1.500%, 11/01/2035	40,466,039

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$11,570,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	$11,820,351

		102,556,507

	Total Convertible Bonds (Identified Cost $365,799,009)	364,998,572

Municipals — 1.6%
	District of Columbia — 0.1%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	5,349,652

	Illinois — 0.1%
17,570,000	State of Illinois, 5.100%, 6/01/2033	16,468,888

	Michigan — 0.1%
11,805,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	11,742,552

	Puerto Rico — 0.3%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(i)	27,157,500

	Virginia — 1.0%
97,200,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	91,771,380

	Total Municipals (Identified Cost $180,688,055)	152,489,972

	Total Bonds and Notes (Identified Cost $6,987,231,459)	6,556,152,094

Loan Participations — 0.1%
	ABS Other — 0.1%
9,098,865	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (a)(c)(k) (Identified Cost $9,167,106)	9,053,371

Senior Loans — 1.2%
	Automotive — 0.1%
5,948,124	IBC Capital Ltd., 2nd Lien Term Loan, 3-month LIBOR + 7.000%, 9.071%, 9/09/2022(g)	5,925,819

	Chemicals — 0.3%
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.377%, 12/20/2020(g)	31,355,000

	Construction Machinery — 0.4%
21,276,995	Onsite Rental Group Pty Ltd., PIK Term Loan B, 3-month LIBOR, 1.773%, 10/26/2023, 144A(b)(d)(f)(g)(m)	16,383,286
15,562,263	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 6.372%, 10/26/2022(g)	15,251,018

		31,634,304

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — 0.1%
$8,874,457	Ex-Sigma 2 LLC, 2nd Lien PIK Term Loan, 1-week LIBOR, 2.302%, 7/12/2019(a)(b)(c)(g)(n)	$7,987,011

	Financial Other — 0.2%
12,748,515	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.234%, 3/04/2022(g)	12,828,193

	Natural Gas — 0.0%
1,489,747	Southcross Holdings Borrower LP, Exit Term Loan B, PIK, 3.500%, 4/13/2023(o)	1,467,401

	Oil Field Services — 0.0%
2,873,030	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.802%, 3/19/2021(g)	2,724,006

	Retailers — 0.0%
2,614,748	Toys “R” Us Property Co. I LLC, New Term Loan B, 1-month LIBOR + 5.000%, 6.877%, 8/21/2019(b)(f)(g)(i)	2,145,034

	Technology — 0.1%
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.445%, 4/01/2022(g)	9,117,577

	Transportation Services — 0.0%
2,918,811	OSG Bulk Ships, Inc., OBS Term Loan, 3-month LIBOR + 4.250%, 6.040%, 8/05/2019(g)	2,802,058

	Total Senior Loans (Identified Cost $114,621,478)	107,986,403

Shares
Common Stocks — 6.4%
	Aerospace & Defense — 0.4%
1,423,650	Arconic, Inc.	32,800,896

	Diversified Telecommunication Services — 0.1%
232,155	Hawaiian Telcom Holdco, Inc.(e)	6,193,895

	Media — 0.0%
303,043	Dex Media, Inc.(d)(e)	2,591,018

	Oil, Gas & Consumable Fuels — 0.1%
846,398	Chesapeake Energy Corp.(e)	2,556,122
2,943	Frontera Energy Corp.(e)	82,258
156,900	Paragon Offshore Ltd., Litigation Units, Class A(d)(e)	167,413
225,500	Paragon Offshore Ltd., Litigation Units, Class B(d)(e)	6,652,250
1,514	Southcross Holdings Group LLC(d)(e)	—
1,514	Southcross Holdings LP, Class A(d)(e)	454,200

		9,912,243

	Pharmaceuticals — 5.8%
8,514,190	Bristol-Myers Squibb Co.	538,522,517

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — 0.0%
11,664,720	Onsite Rental Group Pty Ltd.(a)(b)(c)(d)(e)	$—

	Total Common Stocks (Identified Cost $289,460,468)	590,020,569

Preferred Stocks — 1.6%
Convertible Preferred Stocks — 1.5%
	Banking — 0.4%
19,062	Bank of America Corp., Series L, 7.250%	24,579,496
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	11,007,570

		35,587,066

	Communications — 0.0%
10,483	Cincinnati Bell, Inc., Series B, 6.750%	512,828

	Energy — 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	11,450,956

	Midstream — 0.8%
172,972	Chesapeake Energy Corp., 4.500%	8,520,601
231,033	Chesapeake Energy Corp., 5.000%	12,547,980
32,522	Chesapeake Energy Corp., Series A, 5.750%, 144A	18,578,192
43,178	Chesapeake Energy Corp., 5.750%, 144A	24,436,589
6,017	Chesapeake Energy Corp., 5.750%	3,405,321
5,770	Chesapeake Energy Corp., 5.750%	3,296,113

		70,784,796

	REITs – Health Care — 0.1%
116,700	Welltower, Inc., Series I, 6.500%	6,493,188

	REITs – Mortgage — 0.1%
300,307	iStar, Inc., Series J, 4.500%	13,676,762

	Total Convertible Preferred Stocks (Identified Cost $163,285,550)	138,505,596

Non-Convertible Preferred Stocks — 0.1%
	Finance Companies — 0.0%
10,425	iStar, Inc., Series G, 7.650%	257,497

	Home Construction — 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(e)	1,480,629

	REITs – Office Property — 0.0%
1,596	Highwoods Realty LP, Series A, 8.625%	1,945,841

	REITs – Warehouse/Industrials — 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	7,536,829

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,568)	11,220,796

	Total Preferred Stocks (Identified Cost $171,826,118)	149,726,392

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
Closed-End Investment Companies — 0.0%
170,282	NexPoint Strategic Opportunities Fund (Identified Cost $10,230,310)	$3,913,080

Principal Amount (‡)
Short-Term Investments — 18.8%
$208,000,000	Federal Home Loan Bank Discount Notes, 1.445%, 5/10/2018(p)	207,626,848
59,505,000	Federal Home Loan Bank Discount Notes, 1.652%, 6/01/2018(p)	59,334,399
300,000,000	Federal National Mortgage Association Discount Notes, 1.420%, 5/07/2018(p)	299,504,100
50,000,000	Federal National Mortgage Association Discount Notes, 1.400%, 5/21/2018(p)	49,884,300
174,643,735	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $174,661,199 on 4/02/2018 collateralized by $38,895,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $39,207,871; $143,215,000 U.S. Treasury Note, 2.000% due 4/30/2024 valued at $138,929,291 including accrued interest (Note 2 of Notes to Financial Statements)	174,643,735
75,000,000	U.S. Treasury Bills, 1.455%-1.456%, 5/03/2018(p)(q)	74,895,006
100,000,000	U.S. Treasury Bills, 1.416%, 4/19/2018(p)	99,922,851
64,345,000	U.S. Treasury Bills, 1.285%, 4/05/2018(p)	64,336,282
25,500,000	U.S. Treasury Bills, 1.675%, 6/28/2018(p)	25,396,316
150,000,000	U.S. Treasury Bills, 1.633%, 6/07/2018(p)	149,543,015
140,495,000	U.S. Treasury Bills, 1.605%, 5/31/2018(p)	140,110,860
400,000,000	U.S. Treasury Bills, 1.565%, 5/17/2018(p)	399,179,168

	Total Short-Term Investments (Identified Cost $1,744,564,339)	1,744,376,880

	Total Investments — 98.7% (Identified Cost $9,327,101,278)	9,161,228,789
	Other assets less liabilities — 1.3%	121,844,478

	Net Assets — 100.0%	$9,283,073,267

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(b)	Illiquid security.
(c)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of these securities amounted to $36,556,317 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

(d)	Securities subject to restriction on resale. At March 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$1,476,220	$2,591,018	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	21,396,647	16,072,211	0.2%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	8,494,926	3,440,443	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	32,732,982	—	—
Onsite Rental Group Pty Ltd., PIK Term Loan B	October 26, 2017	15,666,497	16,383,286	0.2%
Onsite Rental Group Pty Ltd.	October 26, 2017	—	—	—
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	1,167,146	167,413	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	22,768,653	6,652,250	0.1%
Southcross Holdings Group LLC	April 29, 2016	—	—	—
Southcross Holdings LP, Class A	April 29, 2016	2,215,133	454,200	Less than 0.1%

(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $225,955,708 or 2.4% of net assets. See Note 2 of Notes to Financial Statements.
(g)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(h)	Perpetual bond with no specified maturity date.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(k)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(l)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(m)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2018, the issuer has not made any interest payments.
(n)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2018 interest payments were made in debt securities.
(o)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2018, interest payments were made in cash and additional principal.
(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(q)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $1,429,131,288 or 15.4% of net assets.
ABS	Asset-Backed Securities

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2018 (Unaudited)

Treasuries	20.8%
Pharmaceuticals	5.8
Banking	5.2
Independent Energy	4.0
Wirelines	3.8
Finance Companies	3.1
Healthcare	3.1
Airlines	2.8
Cable Satellite	2.8
Chemicals	2.5
Oil Field Services	2.4
Technology	2.3
Supermarkets	2.1
Other Investments, less than 2% each	19.2
Short-Term Investments	18.8

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure Summary at March 31, 2018 (Unaudited)

United States Dollar	77.8%
Mexican Peso	5.6
Canadian Dollar	5.2
New Zealand Dollar	4.2
Australian Dollar	2.7
Other, less than 2% each	3.2

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

35  |

This Page Intentionally Left Blank

|  36

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	Investment Grade Bond Fund	Strategic Income Fund
ASSETS
Investments at cost	$6,228,218,969	$9,327,101,278
Net unrealized depreciation	(16,875,061)	(165,872,489)

Investments at value	6,211,343,908	9,161,228,789
Cash	74,764	7,278,443
Foreign currency at value (identified cost $1,952,861 and $3,654,080, respectively)	1,972,252	3,655,403
Receivable for Fund shares sold	12,936,640	10,611,684
Receivable for securities sold	8,067,938	31,615,729
Dividends and interest receivable	51,798,986	116,489,103
Tax reclaims receivable	—	926,106
Prepaid expenses (Note 7)	706	1,224

TOTAL ASSETS	6,286,195,194	9,331,806,481

LIABILITIES
Payable for securities purchased	27,215,253	27,586,498
Payable for Fund shares redeemed	39,958,968	14,676,247
Management fees payable (Note 5)	2,047,026	4,467,938
Deferred Trustees’ fees (Note 5)	695,134	1,249,998
Administrative fees payable (Note 5)	237,321	357,441
Payable to distributor (Note 5d)	62,098	87,480
Other accounts payable and accrued expenses	140,645	307,612

TOTAL LIABILITIES	70,356,445	48,733,214

NET ASSETS	$6,215,838,749	$9,283,073,267

NET ASSETS CONSIST OF:
Paid-in capital	$6,257,098,512	$9,558,709,794
Undistributed (Distributions in excess of) net investment income	46,006,130	(14,391,662)
Accumulated net realized loss on investments and foreign currency transactions	(73,060,849)	(104,210,877)
Net unrealized depreciation on investments and foreign currency translations	(14,205,044)	(157,033,988)

NET ASSETS	$6,215,838,749	$9,283,073,267

See accompanying notes to financial statements.

37  |

Statements of Assets and Liabilities (continued)

March 31, 2018 (Unaudited)

	Investment Grade Bond Fund	Strategic Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$866,688,232	$1,756,834,182

Shares of beneficial interest	78,676,684	121,174,943

Net asset value and redemption price per share	$11.02	$14.50

Offering price per share (100/95.75 of net asset value) (Note 1)	$11.51	$15.14

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$588,564,996	$1,893,797,478

Shares of beneficial interest	53,960,796	129,503,560

Net asset value and offering price per share	$10.91	$14.62

Class N shares:
Net assets	$1,310,286,102	$167,893,786

Shares of beneficial interest	118,950,183	11,593,212

Net asset value, offering and redemption price per share	$11.02	$14.48

Class Y shares:
Net assets	$3,427,590,637	$5,325,092,565

Shares of beneficial interest	310,982,920	367,710,616

Net asset value, offering and redemption price per share	$11.02	$14.48

Admin Class shares:
Net assets	$22,708,782	$139,455,256

Shares of beneficial interest	2,065,167	9,652,460

Net asset value, offering and redemption price per share	$11.00	$14.45

See accompanying notes to financial statements.

|  38

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	Investment Grade Bond Fund	Strategic Income Fund
INVESTMENT INCOME
Interest	$105,067,310	$199,310,564
Dividends	1,901,837	12,560,088

	106,969,147	211,870,652

Expenses
Management fees (Note 5)	12,436,900	27,268,912
Service and distribution fees (Note 5)	4,341,373	13,007,620
Administrative fees (Note 5)	1,377,350	2,152,123
Trustees’ fees and expenses (Note 5)	127,578	205,019
Transfer agent fees and expenses (Notes 5 and 6)	2,626,769	3,871,103
Audit and tax services fees	28,126	28,496
Custodian fees and expenses	141,427	241,103
Legal fees	51,638	82,946
Registration fees	188,794	114,454
Shareholder reporting expenses	342,212	417,096
Miscellaneous expenses (Note 7)	87,718	153,741

Total expenses	21,749,885	47,542,613
Less waiver and/or expense reimbursement (Note 5)	(772,088)	—

Net expenses	20,977,797	47,542,613

Net investment income	85,991,350	164,328,039

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(20,877,522)	(55,246,378)
Foreign currency transactions (Note 2c)	(1,384,212)	(962,037)
Net change in unrealized appreciation (depreciation) on:
Investments	(53,564,788)	(83,626,630)
Foreign currency translations (Note 2c)	479,445	554,781

Net realized and unrealized loss on investments and foreign currency transactions	(75,347,077)	(139,280,264)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,644,273	$25,047,775

See accompanying notes to financial statements.

39  |

Statements of Changes in Net Assets

	Investment Grade Bond Fund		Strategic Income Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$85,991,350	$205,406,044	$164,328,039	$398,140,452
Net realized gain (loss) on investments and foreign currency transactions	(22,261,734)	116,825,138	(56,208,415)	129,390,356
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(53,085,343)	(91,129,640)	(83,071,849)	172,652,000

Net increase in net assets resulting from operations	10,644,273	231,101,542	25,047,775	700,182,808

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(13,765,884)	(22,698,039)	(40,433,746)	(78,875,422)
Class C	(7,645,052)	(13,586,835)	(35,970,869)	(78,726,042)
Class N	(21,370,231)	(19,578,968)	(3,509,179)	(5,305,880)
Class Y	(57,541,244)	(95,925,578)	(124,944,928)	(205,067,266)
Admin Class	(345,204)	(642,265)	(2,842,131)	(4,720,753)
Net realized capital gains
Class A	(9,981,426)	(37,991,535)	(8,768,892)	(51,098,073)
Class C	(7,341,592)	(35,231,779)	(9,599,770)	(69,058,405)
Class N	(13,902,118)	(2,725,590)	(671,289)	(2,996,727)
Class Y	(38,485,396)	(166,690,814)	(25,607,819)	(114,763,610)
Admin Class	(272,108)	(1,202,096)	(647,419)	(3,099,821)

Total distributions	(170,650,255)	(396,273,499)	(252,996,042)	(613,711,999)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	101,265,268	(345,835,758)	(724,475,433)	(1,423,618,832)

Net decrease in net assets	(58,740,714)	(511,007,715)	(952,423,700)	(1,337,148,023)
NET ASSETS
Beginning of the period	6,274,579,463	6,785,587,178	10,235,496,967	11,572,644,990

End of the period	$6,215,838,749	$6,274,579,463	$9,283,073,267	$10,235,496,967

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$46,006,130	$60,682,395	$(14,391,662)	$28,981,152

See accompanying notes to financial statements.

|  40

Financial Highlights

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$11.30		$11.59		$11.10	$12.11	$12.22	$12.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.36		0.39	0.40	0.46	0.48
Net realized and unrealized gain (loss)	(0.13)		0.05		0.48	(0.95)	0.26	(0.30)

Total from Investment Operations	0.02		0.41		0.87	(0.55)	0.72	0.18

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.26)		(0.23)	(0.34)	(0.51)	(0.60)
Net realized capital gains	(0.13)		(0.44)		(0.15)	(0.12)	(0.32)	(0.12)

Total Distributions	(0.30)		(0.70)		(0.38)	(0.46)	(0.83)	(0.72)

Net asset value, end of the period	$11.02		$11.30		$11.59	$11.10	$12.11	$12.22

Total return(b)	0.18	%(c)(d)	3.88%		8.06%	(4.72)%	6.04%	1.34%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$866,688		$902,955		$1,130,260	$1,628,216	$1,932,847	$2,431,718
Net expenses	0.80	%(e)(f)	0.82	%(g)	0.85%	0.83%	0.83%	0.83%
Gross expenses	0.83	%(e)	0.82%		0.85%	0.83%	0.83%	0.83%
Net investment income	2.64	%(e)	3.23%		3.49%	3.38%	3.75%	3.85%
Portfolio turnover rate	1%		10%		11%	23%	19%	30%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been lower.
(g)	Effective July 1, 2017, the expense limit decreased to 0.80%.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$11.19		$11.48		$11.00	$12.00	$12.11	$12.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.27		0.30	0.31	0.36	0.39
Net realized and unrealized gain (loss)	(0.12)		0.06		0.47	(0.94)	0.27	(0.32)

Total from Investment Operations	(0.02)		0.33		0.77	(0.63)	0.63	0.07

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.18)		(0.14)	(0.25)	(0.42)	(0.50)
Net realized capital gains	(0.13)		(0.44)		(0.15)	(0.12)	(0.32)	(0.12)

Total Distributions	(0.26)		(0.62)		(0.29)	(0.37)	(0.74)	(0.62)

Net asset value, end of the period	$10.91		$11.19		$11.48	$11.00	$12.00	$12.11

Total return(b)	(0.20	)%(c)(d)	3.12%		7.18%	(5.40)%	5.29%	0.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$588,565		$689,798		$1,001,522	$1,219,687	$1,524,806	$1,746,822
Net expenses	1.55	%(e)(f)	1.57	%(g)	1.60%	1.58%	1.58%	1.58%
Gross expenses	1.58	%(e)	1.57%		1.60%	1.58%	1.58%	1.58%
Net investment income	1.89	%(e)	2.49%		2.74%	2.63%	3.00%	3.10%
Portfolio turnover rate	1%		10%		11%	23%	19%	30%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been lower.
(g)	Effective July 1, 2017, the expense limit decreased to 1.55%.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$11.30		$11.58		$11.11	$12.11	$12.22		$12.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.39		0.43	0.44	0.50		0.34
Net realized and unrealized gain (loss)	(0.12)		0.07		0.47	(0.93)	0.26		(0.46)

Total from Investment Operations	0.04		0.46		0.90	(0.49)	0.76		(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.30)		(0.28)	(0.39)	(0.55)		(0.32)
Net realized capital gains	(0.13)		(0.44)		(0.15)	(0.12)	(0.32)		—

Total Distributions	(0.32)		(0.74)		(0.43)	(0.51)	(0.87)		(0.32)

Net asset value, end of the period	$11.02		$11.30		$11.58	$11.11	$12.11		$12.22

Total return	0.35	%(b)	4.34%		8.31%	(4.28)%	6.41%		(0.95	)%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,310,286		$1,203,169		$47,343	$21,851	$6,101		$41
Net expenses	0.48	%(d)	0.48	%(e)	0.47%	0.47%	0.47	%(f)	0.65	%(d)(g)
Gross expenses	0.48	%(d)	0.48%		0.47%	0.47%	0.47	%(f)	0.78	%(d)
Net investment income	2.97	%(d)	3.51%		3.88%	3.78%	4.07%		4.18	%(d)
Portfolio turnover rate	1%		10%		11%	23%	19%		30%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2017, the expense limit increased to 0.50%.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$11.31		$11.59		$11.11	$12.12	$12.23	$12.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.39		0.42	0.43	0.49	0.52
Net realized and unrealized gain (loss)	(0.13)		0.06		0.47	(0.95)	0.26	(0.31)

Total from Investment Operations	0.03		0.45		0.89	(0.52)	0.75	0.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.29)		(0.26)	(0.37)	(0.54)	(0.63)
Net realized capital gains	(0.13)		(0.44)		(0.15)	(0.12)	(0.32)	(0.12)

Total Distributions	(0.32)		(0.73)		(0.41)	(0.49)	(0.86)	(0.75)

Net asset value, end of the period	$11.02		$11.31		$11.59	$11.11	$12.12	$12.23

Total return	0.22	%(b)(c)	4.24%		8.25%	(4.47)%	6.30%	1.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,427,591		$3,453,137		$4,571,167	$6,081,536	$6,911,938	$6,130,700
Net expenses	0.55	%(d)(e)	0.57	%(f)	0.60%	0.58%	0.59%	0.58%
Gross expenses	0.58	%(d)	0.57%		0.60%	0.58%	0.59%	0.58%
Net investment income	2.89	%(d)	3.48%		3.74%	3.63%	3.99%	4.11%
Portfolio turnover rate	1%		10%		11%	23%	19%	30%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been lower.
(f)	Effective July 1, 2017, the expense limit decreased to 0.55%.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$11.28		$11.56		$11.08		$12.09	$12.20	$12.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.34		0.37		0.37	0.43	0.45
Net realized and unrealized gain (loss)	(0.13)		0.06		0.47		(0.95)	0.26	(0.30)

Total from Investment Operations	0.01		0.40		0.84		(0.58)	0.69	0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.24)		(0.21)		(0.31)	(0.48)	(0.57)
Net realized capital gains	(0.13)		(0.44)		(0.15)		(0.12)	(0.32)	(0.12)

Total Distributions	(0.29)		(0.68)		(0.36)		(0.43)	(0.80)	(0.69)

Net asset value, end of the period	$11.00		$11.28		$11.56		$11.08	$12.09	$12.20

Total return	(0.03	)%(b)(c)	3.76	%(c)	7.73%		(4.95)%	5.79%	1.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$22,709		$25,521		$35,294		$37,355	$25,585	$21,557
Net expenses	0.98	%(d)(e)(f)	1.02	%(e)(g)(h)	1.07	%(i)	1.08%	1.09%	1.08%
Gross expenses	1.01	%(d)(f)	1.03	%(g)	1.07	%(i)	1.08%	1.09%	1.08%
Net investment income	2.46	%(d)	3.03%		3.27%		3.14%	3.49%	3.62%
Portfolio turnover rate	1%		10%		11%		23%	19%	30%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes refund of prior year service fee of 0.07%. See Note 5b of Notes to Financial Statements.
(g)	Includes refund of prior year service fee of 0.05%.
(h)	Effective July 1, 2017, the expense limit increased to 1.05%.
(i)	Includes refund of prior year service fee of 0.03%.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$14.84		$14.70	$14.70	$16.75	$15.93	$15.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.56	0.57	0.64	0.58	0.65
Net realized and unrealized gain (loss)	(0.20)		0.42	0.61	(1.74)	0.90	0.76

Total from Investment Operations	0.05		0.98	1.18	(1.10)	1.48	1.41

LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)		(0.52)	(0.36)	(0.57)	(0.62)	(0.78)
Net realized capital gains	(0.07)		(0.32)	(0.82)	(0.38)	(0.04)	—

Total Distributions	(0.39)		(0.84)	(1.18)	(0.95)	(0.66)	(0.78)

Net asset value, end of the period	$14.50		$14.84	$14.70	$14.70	$16.75	$15.93

Total return(b)	0.30	%(c)	7.01%	8.72%	(6.88)%	9.34%	9.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,756,834		$1,999,385	$2,514,770	$3,318,262	$4,408,257	$5,239,885
Net expenses	0.96	%(d)	0.96%	0.96%	0.94%	0.94%	0.95%
Gross expenses	0.96	%(d)	0.96%	0.96%	0.94%	0.94%	0.95%
Net investment income	3.40	%(d)	3.82%	4.01%	3.95%	3.44%	4.14%
Portfolio turnover rate	4%		11%	17%	23%	26%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$14.97		$14.81	$14.80	$16.85	$16.03	$15.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.45	0.47	0.52	0.45	0.54
Net realized and unrealized gain (loss)	(0.22)		0.44	0.61	(1.74)	0.90	0.76

Total from Investment Operations	(0.02)		0.89	1.08	(1.22)	1.35	1.30

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.41)	(0.25)	(0.45)	(0.49)	(0.66)
Net realized capital gains	(0.07)		(0.32)	(0.82)	(0.38)	(0.04)	—

Total Distributions	(0.33)		(0.73)	(1.07)	(0.83)	(0.53)	(0.66)

Net asset value, end of the period	$14.62		$14.97	$14.81	$14.80	$16.85	$16.03

Total return(b)	(0.09	)%(c)	6.20%	7.91%	(7.60)%	8.54%	8.61%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,893,797		$2,248,939	$3,433,204	$4,295,139	$5,390,222	$4,912,727
Net expenses	1.71	%(d)	1.71%	1.71%	1.69%	1.69%	1.70%
Gross expenses	1.71	%(d)	1.71%	1.71%	1.69%	1.69%	1.70%
Net investment income	2.65	%(d)	3.08%	3.26%	3.20%	2.68%	3.39%
Portfolio turnover rate	4%		11%	17%	23%	26%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class N
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013*
Net asset value, beginning of the period	$14.83		$14.69	$14.69	$16.73	$15.92	$15.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27		0.60	0.61	0.69	0.61	0.46
Net realized and unrealized gain (loss)	(0.21)		0.43	0.62	(1.73)	0.91	0.16

Total from Investment Operations	0.06		1.03	1.23	(1.04)	1.52	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)		(0.57)	(0.41)	(0.62)	(0.67)	(0.48)
Net realized capital gains	(0.07)		(0.32)	(0.82)	(0.38)	(0.04)	—

Total Distributions	(0.41)		(0.89)	(1.23)	(1.00)	(0.71)	(0.48)

Net asset value, end of the period	$14.48		$14.83	$14.69	$14.69	$16.73	$15.92

Total return	0.40	%(b)	7.38%	9.09%	(6.58)%	9.70%	4.01	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$167,894		$141,695	$130,637	$83,405	$57,752	$12,921
Net expenses	0.63	%(c)	0.63%	0.63%	0.62%	0.62%	0.63	%(c)
Gross expenses	0.63	%(c)	0.63%	0.63%	0.62%	0.62%	0.63	%(c)
Net investment income	3.73	%(c)	4.13%	4.34%	4.33%	3.62%	4.38	%(c)
Portfolio turnover rate	4%		11%	17%	23%	26%	22%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class Y
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$14.83		$14.69	$14.69	$16.73	$15.92	$15.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27		0.59	0.61	0.68	0.61	0.69
Net realized and unrealized gain (loss)	(0.22)		0.43	0.61	(1.73)	0.90	0.76

Total from Investment Operations	0.05		1.02	1.22	(1.05)	1.51	1.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)		(0.56)	(0.40)	(0.61)	(0.66)	(0.82)
Net realized capital gains	(0.07)		(0.32)	(0.82)	(0.38)	(0.04)	—

Total Distributions	(0.40)		(0.88)	(1.22)	(0.99)	(0.70)	(0.82)

Net asset value, end of the period	$14.48		$14.83	$14.69	$14.69	$16.73	$15.92

Total return	0.43	%(b)	7.22%	9.00%	(6.65)%	9.63%	9.72%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,325,093		$5,702,607	$5,350,759	$7,018,369	$8,747,384	$4,789,322
Net expenses	0.71	%(c)	0.71%	0.71%	0.69%	0.69%	0.70%
Gross expenses	0.71	%(c)	0.71%	0.71%	0.69%	0.69%	0.70%
Net investment income	3.65	%(c)	4.04%	4.26%	4.21%	3.65%	4.39%
Portfolio turnover rate	4%		11%	17%	23%	26%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Admin Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$14.79		$14.65		$14.66		$16.70	$15.89	$15.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.52		0.53		0.60	0.53	0.61
Net realized and unrealized gain (loss)	(0.20)		0.43		0.61		(1.73)	0.90	0.75

Total from Investment Operations	0.03		0.95		1.14		(1.13)	1.43	1.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)		(0.49)		(0.33)		(0.53)	(0.58)	(0.74)
Net realized capital gains	(0.07)		(0.32)		(0.82)		(0.38)	(0.04)	—

Total Distributions	(0.37)		(0.81)		(1.15)		(0.91)	(0.62)	(0.74)

Net asset value, end of the period	$14.45		$14.79		$14.65		$14.66	$16.70	$15.89

Total return	0.18	%(b)	6.79%		8.42%		(7.13)%	9.12%	9.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$139,455		$142,871		$143,275		$141,844	$139,423	$80,666
Net expenses	1.19	%(c)(d)	1.19	%(e)	1.20	%(f)	1.19%	1.19%	1.20%
Gross expenses	1.19	%(c)(d)	1.19	%(e)	1.20	%(f)	1.19%	1.19%	1.20%
Net investment income	3.18	%(c)	3.57%		3.76%		3.73%	3.15%	3.89%
Portfolio turnover rate	4%		11%		17%		23%	26%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes refund of prior year service fee of 0.03%. See Note 5b of Notes to Financial Statements.
(e)	Includes refund of prior year service fee of 0.02%.
(f)	Includes refund of prior year service fee of 0.01%.

See accompanying notes to financial statements.

|  50

Notes to Financial Statements

March 31, 2018 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Investment Grade Bond Fund (the “Investment Grade Bond Fund”)

Loomis Sayles Strategic Income Fund (the “Strategic Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N, Class Y and Admin Class shares. Class T shares of the Funds are not currently available for purchase.

Class A shares are sold with a maximum front-end sales charge of 4.25%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A, Class C and Admin Class), and transfer agent fees are borne collectively for Class A, Class C, Class Y, and Admin Class and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and

51  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to

|  52

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2018, securities of the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Investment Grade Bond Fund	$143,970,940	2.3%	$676	Less than 0.1%
Strategic Income Fund	225,955,708	2.4%	36,556,317	0.4%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

During the six months ended March 31, 2018, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Investment Grade Bond Fund	$55,000,123
Strategic Income Fund	$27,703,357

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts

|  54

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Funds during the six months ended March 31, 2018.

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable,

55  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, corporate actions, defaulted and/ or non-income producing securities, foreign currency gains and losses, premium amortization, convertible bonds, paydown gains and losses, trust preferred securities, contingent payment debt instruments, and capital gain and return of capital distributions received. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to corporate actions, deferred Trustees’ fees, wash sales, premium amortization, return of capital distributions received, trust preferred securities, defaulted and/or non-income producing securities, contingent payment debt instruments and convertible bonds. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Investment Grade Bond Fund	$158,093,971	$238,179,528	$396,273,499
Strategic Income Fund	372,695,363	241,016,636	613,711,999

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

As of March 31, 2018, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Investment Grade Bond Fund	Strategic Income Fund
Unrealized appreciation (depreciation)
Investments	$168,906,683	$174,141,615
Foreign currency translations	(212,321,481)	(378,456,052)

Total unrealized depreciation	$(43,414,798)	$(204,314,437)

As of March 31, 2018, the cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Investment Grade Bond Fund	Strategic Income Fund
Federal tax cost	$6,257,428,723	$9,374,381,727

Gross tax appreciation	$278,425,178	$663,435,590
Gross tax depreciation	(324,509,993)	(876,588,528)

Net tax depreciation	$(46,084,815)	$(213,152,938)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

Differences between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

g.  Loan Participations.  Each Fund may invest in loans to corporate, governmental or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

i.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2018, neither Fund had loaned securities under this agreement.

j.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018, at value:

Investment Grade Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$12,973,425	$82,643,224	(b)	$95,616,649
Airlines	—	109,116,881	7,966,982	(b)	117,083,863
Finance Companies	1,447,844	224,993,397	—		226,441,241
Metals & Mining	—	93,098,092	676	(c)	93,098,768
All Other Non-Convertible Bonds(a)	—	3,703,747,072	—		3,703,747,072

Total Non-Convertible Bonds	1,447,844	4,143,928,867	90,610,882		4,235,987,593

Convertible Bonds(a)	—	76,619,790	—		76,619,790
Municipals(a)	—	20,900,129	—		20,900,129

Total Bonds and Notes	1,447,844	4,241,448,786	90,610,882		4,333,507,512

Common Stocks(a)	45,027,081	—	—		45,027,081
Preferred Stocks(a)	—	2,337,121	—		2,337,121
Short-Term Investments	—	1,830,472,194	—		1,830,472,194

Total	$46,474,925	$6,074,258,101	$90,610,882		$6,211,343,908

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Strategic Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$10,098,433	$19,512,654	(b)(c)	$29,611,087
Airlines	—	264,632,846	177,354	(d)	264,810,200
Finance Companies	2,550,107	286,886,638	—		289,436,745
Metals & Mining	—	95,967,090	3,281	(e)	95,970,371
All Other Non-Convertible Bonds(a)	—	5,358,835,147	—		5,358,835,147

Total Non-Convertible Bonds	2,550,107	6,016,420,154	19,693,289		6,038,663,550

Convertible Bonds(a)	—	364,998,572	—		364,998,572
Municipals(a)	—	152,489,972	—		152,489,972

Total Bonds and Notes	2,550,107	6,533,908,698	19,693,289		6,556,152,094

Loan Participations(a)	—	—	9,053,371	(f)	9,053,371
Senior Loans
Consumer Cyclical Services	—	—	7,987,011	(e)	7,987,011
All Other Senior Loans(a)	—	99,999,392	—		99,999,392

Total Senior Loans	—	99,999,392	7,987,011		107,986,403

Common Stocks
Media	—	2,591,018	—		2,591,018
Oil, Gas & Consumable Fuels	2,638,380	7,273,863	—		9,912,243
Specialty Retail	—	—	—	(c)	—
All Other Common Stocks(a)	577,517,308	—	—		577,517,308

Total Common Stocks	580,155,688	9,864,881	—		590,020,569

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Strategic Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Convertible Preferred Stocks
Midstream	$8,520,601	$62,264,195	$—	$70,784,796
REITs-Mortgage	—	13,676,762	—	13,676,762
All Other Convertible Preferred Stocks(a)	54,044,038	—	—	54,044,038

Total Convertible Preferred Stocks	62,564,639	75,940,957	—	138,505,596

Non-Convertible Preferred Stocks
REITs-Office Property	—	1,945,841	—	1,945,841
REITs-Warehouse/Industrials	—	7,536,829	—	7,536,829
All Other Non-Convertible Preferred Stocks(a)	1,738,126	—	—	1,738,126

Total Non-Convertible Preferred Stocks	1,738,126	9,482,670	—	11,220,796

Total Preferred Stocks	64,302,765	85,423,627	—	149,726,392

Closed-End Investment Companies	3,913,080	—	—	3,913,080
Short-Term Investments	—	1,744,376,880	—	1,744,376,880

Total	$650,921,640	$8,473,573,478	$36,733,671	$9,161,228,789

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser ($3,440,443) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($16,072,211).
(c)	Includes a security fair valued at zero using level 3 inputs.
(d)	Valued using broker-dealer bid prices.
(e)	Fair valued by the Fund’s adviser.
(f)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

|  62

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or March 31, 2018:

Investment Grade Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$52,564,401	$—	$11,718	$(1,391,301)	$—
Airlines	—	—	—	(160,943)	—
Metals & Mining	676	6,527	—	(6,527)	—

Total	$52,565,077	$6,527	$11,718	$(1,558,771)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still held at March 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(1,367,753)	$32,826,159	$—	$82,643,224	$(1,388,796)
Airlines	(940,056)	9,067,981	—	7,966,982	(160,943)
Metals & Mining	—	—	—	676	(6,527)

Total	$(2,307,809)	$41,894,140	$—	$90,610,882	$(1,556,266)

Debt securities valued at $41,894,140 were transferred from Level 2 to Level 3 during the period ended March 31, 2018. At September 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2018, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

63  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

All transfers are recognized as of the beginning of the reporting period.

Strategic Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$16,947,329	(a)	$—	$—	$1,607,416	$957,909
Airlines	923		—	—	(3,939)	—
Chemicals	18,072,420		—	—	—	—
Metals & Mining	3,281		31,847	—	(31,847)	—
Retailers	24,046,500		—	—	—	—
Loan Participations
ABS Other	10,742,735		—	(11,928)	(87,012)	—
Senior Loans
Consumer Cyclical Services	7,518,416		—	—	(52,066)	520,661
Common Stocks
Media	1,757,649		—	—	—	—
Oil, Gas & Consumable Fuels	7,921,777	(a)	—	(22,293,553)	26,629,418	—
Specialty Retail	—		—	—	—	—

Total	$87,011,030		$31,847	$(22,305,481)	$28,061,970	$1,478,570

|  64

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Strategic Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$19,512,654	(a)	$1,607,416
Airlines	—	180,370	—	177,354		(3,939)
Chemicals	—	—	(18,072,420)	—		—
Metals & Mining	—	—	—	3,281		(31,847)
Retailers	—	—	(24,046,500)	—		—
Loan Participations
ABS Other	(1,590,424)	—	—	9,053,371		(90,989)
Senior Loans
Consumer Cyclical Services	—	—	—	7,987,011		(52,066)
Common Stocks
Media	—	—	(1,757,649)	—		—
Oil, Gas & Consumable Fuels	(6,885,490)	—	(5,372,152)	—		—
Specialty Retail	—	—	—	—	(a)	—

Total	$(8,475,914)	$180,370	$(49,248,721)	$36,733,671		$1,428,575

(a)	Includes a security fair valued at zero using Level 3 inputs.

A debt security valued at $180,370 was transferred from Level 2 to Level 3 during the period ended March 31, 2018. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $18,072,420 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an

65  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

independent pricing service did not provide a reliable price for the securities. At March 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $24,046,500 was transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Common stocks valued at $7,129,801 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At March 31, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended March 31, 2018, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Investment Grade Bond Fund	$—	$125,000,884	$43,753,620	$612,524,796
Strategic Income Fund	—	—	310,457,590	561,120,805

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.8 billion	Next $13 billion	Next $10 billion	Over $25 billion
Investment Grade Bond Fund	0.40%	0.40%	0.40%	0.38%	0.38%
Strategic Income Fund	0.65%	0.60%	0.55%	0.54%	0.53%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of

|  66

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2018 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Investment Grade Bond Fund	0.80%	1.55%	0.50%	0.55%	1.05%
Strategic Income Fund	1.25%	2.00%	0.95%	1.00%	1.50%

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2018, the management fees for each Fund were as follows:

Fund	Management Fees	Percentage of Average Daily Net Assets
Investment Grade Bond Fund	$12,436,900	0.40%
Strategic Income Fund	27,268,912	0.56%

For the six months ended March 31, 2018, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Admin Class	Total
Investment Grade Bond Fund	$137,029	$98,525	$—	$532,793	$3,741	$772,088

1	Expense reimbursements are subject to possible recovery until September 30, 2019.

67  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

No expenses were recovered for either Fund during the six months ended March 31, 2018 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and a Distribution Plan relating to each Fund’s Admin Class shares (the “Admin Class Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

Under the Admin Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Funds may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily

|  68

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2018, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
Investment Grade Bond Fund	$1,102,344	$796,754	$21,846	$2,390,262	$30,167
Strategic Income Fund	2,349,044	2,581,778	156,350	7,745,335	175,113

For the six months ended March 31, 2018, Natixis Distribution refunded Investment Grade Bond Fund $8,320 and Strategic Income Fund $18,763 of prior year Admin Class service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Investment Grade Bond Fund	$1,377,350
Strategic Income Fund	2,152,123

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact

69  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Investment Grade Bond Fund	$2,512,569
Strategic Income Fund	3,629,019

As of March 31, 2018, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Investment Grade Bond Fund	$62,098
Strategic Income Fund	87,480

Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2018, were as follows:

Fund	Commissions
Investment Grade Bond Fund	$27,116
Strategic Income Fund	50,055

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings

|  70

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of March 31, 2018, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Investment Grade Bond Fund representing 0.06% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

71  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2018, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
Investment Grade Bond Fund	$465,830	$336,390	$2,360	$1,809,449	$12,740
Strategic Income Fund	760,460	835,506	1,001	2,217,414	56,722

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2018, neither Fund had borrowings under this agreement.

Effective April 12, 2018, the line of credit with Citibank, N.A. expired, and the Funds, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

|  72

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

8.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2018, based on management’s evaluation of the shareholder account base, the Investment Grade Bond Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
2	16.62%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

73  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	10,998,048	$122,401,912	19,528,126	$217,152,190
Issued in connection with the reinvestment of distributions	1,708,882	18,883,888	4,610,265	50,116,925
Redeemed	(13,911,652)	(154,764,226)	(41,811,856)	(466,635,041)

Net change	(1,204,722)	$(13,478,426)	(17,673,465)	$(199,365,926)

Class C
Issued from the sale of shares	1,327,197	$14,587,861	3,086,119	$33,663,672
Issued in connection with the reinvestment of distributions	1,032,889	11,291,078	3,067,848	32,931,990
Redeemed	(10,018,769)	(110,382,001)	(31,785,356)	(350,114,834)

Net change	(7,658,683)	$(84,503,062)	(25,631,389)	$(283,519,172)

Class N
Issued from the sale of shares	17,307,185	$192,539,890	113,062,434	$1,236,685,568
Issued in connection with the reinvestment of distributions	3,189,252	35,224,339	2,009,435	22,234,080
Redeemed	(7,985,157)	(88,792,028)	(12,720,056)	(141,192,418)

Net change	12,511,280	$138,972,201	102,351,813	$1,117,727,230

Class Y
Issued from the sale of shares	46,926,129	$521,289,162	96,437,874	$1,075,867,439
Issued in connection with the reinvestment of distributions	7,705,731	85,179,209	21,650,224	235,495,402
Redeemed	(48,968,517)	(543,996,239)	(207,134,566)	(2,283,144,056)

Net change	5,663,343	$62,472,132	(89,046,468)	$(971,781,215)

Admin Class
Issued from the sale of shares	324,954	$3,601,605	658,125	$7,267,683
Issued in connection with the reinvestment of distributions	25,634	282,456	74,152	803,727
Redeemed	(547,959)	(6,081,638)	(1,522,308)	(16,968,085)

Net change	(197,371)	$(2,197,577)	(790,031)	$(8,896,675)

Increase (decrease) from capital share transactions	9,113,847	$101,265,268	(30,789,540)	$(345,835,758)

|  74

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Strategic Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	10,096,679	$147,899,296	34,163,244	$498,076,337
Issued in connection with the reinvestment of distributions	2,357,954	34,358,645	6,886,842	98,525,119
Redeemed	(25,990,631)	(380,560,252)	(77,412,456)	(1,124,169,037)

Net change	(13,535,998)	$(198,302,311)	(36,362,370)	$(527,567,581)

Class C
Issued from the sale of shares	1,783,931	$26,315,793	6,318,531	$91,629,894
Issued in connection with the reinvestment of distributions	2,317,096	34,044,126	6,434,294	92,620,761
Redeemed	(24,877,120)	(367,626,765)	(94,279,847)	(1,380,990,323)

Net change	(20,776,093)	$(307,266,846)	(81,527,022)	$(1,196,739,668)

Class N
Issued from the sale of shares	2,847,144	$41,606,045	4,399,351	$63,538,392
Issued in connection with the reinvestment of distributions	269,427	3,921,352	548,523	7,855,589
Redeemed	(1,080,608)	(15,844,484)	(4,286,131)	(61,729,981)

Net change	2,035,963	$29,682,913	661,743	$9,664,000

Class Y
Issued from the sale of shares	42,749,016	$625,334,043	122,181,068	$1,771,665,978
Issued in connection with the reinvestment of distributions	7,347,549	106,933,769	16,052,646	229,905,077
Redeemed	(67,027,791)	(980,690,336)	(117,951,245)	(1,708,750,729)

Net change	(16,931,226)	$(248,422,524)	20,282,469	$292,820,326

Admin Class
Issued from the sale of shares	668,469	$9,734,858	1,318,704	$19,155,611
Issued in connection with the reinvestment of distributions	201,891	2,931,027	441,805	6,304,627
Redeemed	(878,285)	(12,832,550)	(1,879,607)	(27,256,147)

Net change	(7,925)	$(166,665)	(119,098)	$(1,795,909)

Increase (decrease) from capital share transactions	(49,215,279)	$(724,475,433)	(97,064,278)	$(1,423,618,832)

75  |

Additional Information

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Trust was held on December 4, 2017 to consider a proposal to elect thirteen Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,650,323,196.06	13,951,932.67
Kenneth A. Drucker	1,649,298,883.81	14,976,244.92
Edmond J. English	1,650,162,849.38	14,112,279.34
David L. Giunta	1,649,705,816.93	14,569,311.79
Richard A. Goglia	1,650,200,499.41	14,074,629.32
Wendell J. Knox	1,649,845,960.13	14,429,168.60
Martin T. Meehan	1,649,803,233.76	14,471,894.97
Maureen B. Mitchell	1,650,894,337.38	13,380,791.35
Sandra O. Moose**	1,649,617,852.02	14,657,276.71
James P. Palermo	1,650,208,171.55	14,066,957.18
Erik R. Sirri	1,649,620,219.44	14,654,909.29
Peter J. Smail	1,650,200,577.97	14,074,550.76
Cynthia L. Walker	1,651,179,641.66	13,095,487.07

*	Trust-wide voting results.
**	Ms. Moose retired as a Trustee effective January 1, 2018.

|  76

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2018

Portfolio Review	1
Portfolio of Investments	8
Financial Statements	27
Notes to Financial Statements	39

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20182

						Expense Ratios[3]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 12/31/96)	9.45%	22.92%	13.24%	11.58%	—%	0.95%	0.95%

Retail Class (Inception 12/31/96)	9.34	22.65	12.95	11.29	—	1.20	1.20

Class N (Inception 2/1/13)	9.52	23.08	13.35	—	14.25	0.82	0.82

Comparative Performance
Russell 2000® Growth Index[1]	6.99	18.63	12.90	10.95	13.60

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 01/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

|  2

LOOMIS SAYLES SMALL CAP VALUE FUND

Average Annual Total Returns — March 31, 20183

						Expense Ratios[4]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 5/13/91)	0.67%	7.06%	10.94%	10.07%	—%	0.98%	0.95%

Retail Class (Inception 12/31/96)	0.53	6.80	10.66	9.79	—	1.23	1.20

Admin Class (Inception 1/2/98)	0.41	6.55	10.39	9.52	—	1.48	1.45

Class N (Inception 2/1/13)	0.69	7.13	11.01	—	11.69	0.88	0.88

Comparative Performance
Russell 2000® Value Index[1]	-0.65	5.13	9.96	8.61	10.54
Russell 2000® Index[2]	3.25	11.79	11.47	9.84	12.11

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 01/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

3  |

LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSMIX
John J. Slavik, CFA®

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20182

				Expense Ratios[3]
	6 months	1 year	Life of Fund	Gross	Net

Institutional Class (Inception 6/30/15)	10.24%	26.23%	11.80%	1.57%	0.85%

Comparative Performance
Russell 2500TM Growth Index[1]	8.88	19.92	9.73

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The Russell 2500TM Growth Index measures the performance of the small-to-mid-cap growth segment of the US equity universe. It includes those Russell 2500™ Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500™ Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-to-mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-to-mid-cap opportunity set and that the represented companies continue to reflect growth characteristics. Indices are unmanaged.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 01/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2017 through March 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and

5  |

multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$1,094.50	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.78

Retail Class
Actual	$1,000.00	$1,093.40	$6.26
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04

Class N
Actual	$1,000.00	$1,095.20	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

*  Expenses are equal to the Fund’s annualized expense ratio: 0.95%, 1.20% and 0.83% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  6

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$1,006.70	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$1,005.30	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$1,004.10	$7.00
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04

Class N
Actual	$1,000.00	$1,006.90	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.84% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$1,102.40	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.9% of Net Assets

	Aerospace & Defense – 3.8%
202,690	Astronics Corp.(a)	$7,560,337
218,624	Hexcel Corp.	14,120,924
206,278	KLX, Inc.(a)	14,658,115
249,950	Mercury Systems, Inc.(a)	12,077,584

		48,416,960

	Auto Components – 0.9%
114,376	LCI Industries	11,912,260

	Banks – 4.3%
215,209	Chemical Financial Corp.	11,767,628
238,392	Pacific Premier Bancorp, Inc.(a)	9,583,358
195,113	Pinnacle Financial Partners, Inc.	12,526,255
290,601	Renasant Corp.	12,367,979
127,536	UMB Financial Corp.	9,232,331

		55,477,551

	Beverages – 1.0%
140,616	MGP Ingredients, Inc.	12,597,787

	Biotechnology – 4.1%
136,270	Agios Pharmaceuticals, Inc.(a)	11,144,161
251,152	Aimmune Therapeutics, Inc.(a)	7,994,168
92,459	Argenx SE, ADR(a)	7,437,402
269,520	Genomic Health, Inc.(a)	8,433,281
164,595	Global Blood Therapeutics, Inc.(a)	7,949,938
593,156	Ironwood Pharmaceuticals, Inc.(a)	9,152,397

		52,111,347

	Building Products – 2.0%
182,241	Patrick Industries, Inc.(a)	11,271,606
133,775	Trex Co., Inc.(a)	14,550,707

		25,822,313

	Capital Markets – 2.0%
283,246	Artisan Partners Asset Management, Inc., Class A	9,432,092
74,013	MarketAxess Holdings, Inc.	16,093,387

		25,525,479

	Chemicals – 0.9%
162,605	Ingevity Corp.(a)	11,982,362

	Commercial Services & Supplies – 0.9%
273,145	Healthcare Services Group, Inc.	11,876,345

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Construction & Engineering – 1.8%
227,490	Granite Construction, Inc.	$12,707,591
439,679	Primoris Services Corp.	10,983,182

		23,690,773

	Consumer Finance – 1.0%
208,839	Green Dot Corp., Class A(a)	13,399,110

	Distributors – 1.2%
101,661	Pool Corp.	14,864,871

	Diversified Consumer Services – 3.0%
180,712	Bright Horizons Family Solutions, Inc.(a)	18,020,600
193,865	Grand Canyon Education, Inc.(a)	20,340,316

		38,360,916

	Diversified Telecommunication Services – 1.7%
285,151	Cogent Communications Holdings, Inc.	12,375,554
994,022	ORBCOMM, Inc.(a)	9,313,986

		21,689,540

	Electrical Equipment – 0.9%
251,986	Generac Holdings, Inc.(a)	11,568,677

	Energy Equipment & Services – 1.4%
378,515	Cactus, Inc., Class A(a)	10,193,409
172,456	Dril-Quip, Inc.(a)	7,726,029

		17,919,438

	Health Care Equipment & Supplies – 8.6%
445,326	AtriCure, Inc.(a)	9,138,090
98,771	Inogen, Inc.(a)	12,133,030
234,314	Insulet Corp.(a)	20,310,337
197,359	iRhythm Technologies, Inc.(a)	12,423,749
266,105	Merit Medical Systems, Inc.(a)	12,067,862
178,432	Neogen Corp.(a)	11,953,160
427,171	Novocure Ltd.(a)	9,312,328
113,810	Penumbra, Inc.(a)	13,162,126
525,973	Wright Medical Group NV(a)	10,435,304

		110,935,986

	Health Care Providers & Services – 4.5%
145,865	Amedisys, Inc.(a)	8,801,494
303,145	AMN Healthcare Services, Inc.(a)	17,203,479
331,647	HealthEquity, Inc.(a)	20,077,909
287,554	Tivity Health, Inc.(a)	11,401,516

		57,484,398

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Technology – 3.0%
231,890	Medidata Solutions, Inc.(a)	$14,565,011
418,860	Teladoc, Inc.(a)	16,880,058
318,177	Vocera Communications, Inc.(a)	7,451,705

		38,896,774

	Hotels, Restaurants & Leisure – 2.6%
523,083	Planet Fitness, Inc., Class A(a)	19,756,845
300,865	Wingstop, Inc.	14,209,854

		33,966,699

	Household Durables – 1.1%
233,466	Installed Building Products, Inc.(a)	14,019,633

	Insurance – 1.7%
237,801	Kinsale Capital Group, Inc.	12,206,325
339,509	Trupanion, Inc.(a)	10,147,924

		22,354,249

	Internet Software & Services – 8.2%
259,377	2U, Inc.(a)	21,795,449
277,139	Envestnet, Inc.(a)	15,880,065
627,954	Five9, Inc.(a)	18,706,750
122,676	LogMeIn, Inc.	14,175,212
431,338	Mimecast Ltd.(a)	15,282,305
410,951	Q2 Holdings, Inc.(a)	18,718,818

		104,558,599

	IT Services – 4.3%
165,298	Euronet Worldwide, Inc.(a)	13,045,318
268,601	InterXion Holding NV(a)	16,682,808
200,956	Virtusa Corp.(a)	9,738,328
344,978	WNS Holdings Ltd., ADR(a)	15,637,853

		55,104,307

	Life Sciences Tools & Services – 1.8%
250,816	Accelerate Diagnostics, Inc.(a)	5,731,146
204,636	PRA Health Sciences, Inc.(a)	16,976,602

		22,707,748

	Machinery – 3.6%
221,514	Albany International Corp., Class A	13,888,928
141,327	Proto Labs, Inc.(a)	16,612,989
121,822	RBC Bearings, Inc.(a)	15,130,292

		45,632,209

	Multiline Retail – 1.4%
294,739	Ollie’s Bargain Outlet Holdings, Inc.(a)	17,772,762

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – 0.7%
190,598	PDC Energy, Inc.(a)	$9,345,020

	Pharmaceuticals – 2.5%
293,163	Aclaris Therapeutics, Inc.(a)	5,136,216
148,617	Aerie Pharmaceuticals, Inc.(a)	8,062,472
107,903	Intersect ENT, Inc.(a)	4,240,588
319,169	Supernus Pharmaceuticals, Inc.(a)	14,617,940

		32,057,216

	Professional Services – 0.7%
186,083	WageWorks, Inc.(a)	8,410,952

	Semiconductors & Semiconductor Equipment – 3.4%
125,005	MKS Instruments, Inc.	14,456,828
127,076	Monolithic Power Systems, Inc.	14,711,589
160,701	Silicon Laboratories, Inc.(a)	14,447,020

		43,615,437

	Software – 9.6%
144,677	Blackbaud, Inc.	14,729,565
326,365	Callidus Software, Inc.(a)	11,732,822
208,379	Guidewire Software, Inc.(a)	16,843,275
149,809	HubSpot, Inc.(a)	16,224,315
423,479	Rapid7, Inc.(a)	10,828,358
269,455	RealPage, Inc.(a)	13,876,932
253,632	RingCentral, Inc., Class A(a)	16,105,632
158,370	Talend S.A., ADR(a)	7,620,764
64,030	Ultimate Software Group, Inc. (The)(a)	15,604,111

		123,565,774

	Specialty Retail – 1.9%
404,223	At Home Group, Inc.(a)	12,951,305
333,500	National Vision Holdings, Inc.(a)	10,775,385

		23,726,690

	Textiles, Apparel & Luxury Goods – 2.6%
191,436	Columbia Sportswear Co.	14,631,453
480,674	Crocs, Inc.(a)	7,810,953
247,192	Steven Madden Ltd.	10,851,729

		33,294,135

	Thrifts & Mortgage Finance – 1.0%
294,607	Essent Group Ltd.(a)	12,538,474

	Trading Companies & Distributors – 2.8%
138,109	Beacon Roofing Supply, Inc.(a)	7,329,445
493,333	BMC Stock Holdings, Inc.(a)	9,644,660

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Trading Companies & Distributors – continued
240,033	SiteOne Landscape Supply, Inc.(a)	$18,492,142

		35,466,247

	Total Common Stocks (Identified Cost $854,244,777)	1,242,669,038

Principal Amount

Short-Term Investments – 3.8%
$49,586,552	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $49,591,511 on 4/02/2018 collateralized by $53,660,000 U.S. Treasury Note, 1.375% due 9/30/2023 valued at $50,578,896 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $49,586,552)	49,586,552

	Total Investments – 100.7% (Identified Cost $903,831,329)	1,292,255,590
	Other assets less liabilities – (0.7)%	(9,501,020)

	Net Assets – 100.0%	$1,282,754,570

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2018 (Unaudited)

Software	9.6%
Health Care Equipment & Supplies	8.6
Internet Software & Services	8.2
Health Care Providers & Services	4.5
Banks	4.3
IT Services	4.3
Biotechnology	4.1
Aerospace & Defense	3.8
Machinery	3.6
Semiconductors & Semiconductor Equipment	3.4
Health Care Technology	3.0
Diversified Consumer Services	3.0
Trading Companies & Distributors	2.8
Hotels, Restaurants & Leisure	2.6
Textiles, Apparel & Luxury Goods	2.6
Pharmaceuticals	2.5
Building Products	2.0
Capital Markets	2.0
Other Investments, less than 2% each	22.0
Short-Term Investments	3.8

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 96.9% of Net Assets

	Aerospace & Defense – 1.5%
241,975	Aerojet Rocketdyne Holdings, Inc.(a)	$6,768,041
123,267	BWX Technologies, Inc.	7,831,152

		14,599,193

	Auto Components – 1.3%
130,637	Cooper Tire & Rubber Co.	3,827,664
83,894	Fox Factory Holding Corp.(a)	2,927,901
62,079	LCI Industries	6,465,528

		13,221,093

	Banks – 17.8%
266,641	BancorpSouth Bank	8,479,184
108,444	Bank of the Ozarks, Inc.	5,234,592
207,013	Bryn Mawr Bank Corp.	9,098,221
93,559	Carolina Financial Corp.	3,674,997
230,414	Cathay General Bancorp	9,211,952
295,898	CenterState Bank Corp.	7,850,174
176,008	Chemical Financial Corp.	9,624,117
400,581	CVB Financial Corp.	9,069,154
309,152	First Financial Bancorp	9,073,611
129,510	First Financial Bankshares, Inc.	5,996,313
364,502	Home BancShares, Inc.	8,314,291
111,663	IBERIABANK Corp.	8,709,714
123,177	LegacyTexas Financial Group, Inc.	5,274,439
181,590	PacWest Bancorp	8,994,153
100,926	Pinnacle Financial Partners, Inc.	6,479,449
230,444	Popular, Inc.	9,591,079
140,579	Prosperity Bancshares, Inc.	10,210,253
53,627	Signature Bank(a)	7,612,353
100,726	Texas Capital Bancshares, Inc.(a)	9,055,267
266,023	Triumph Bancorp, Inc.(a)	10,960,148
150,055	Wintrust Financial Corp.	12,912,233

		175,425,694

	Beverages – 0.7%
453,855	Cott Corp.	6,680,746

	Building Products – 1.6%
87,946	Apogee Enterprises, Inc.	3,812,459
120,321	Armstrong World Industries, Inc.(a)	6,774,072
77,074	Masonite International Corp.(a)	4,728,490

		15,315,021

	Capital Markets – 1.3%
217,580	Donnelley Financial Solutions, Inc.(a)	3,735,848
147,790	Stifel Financial Corp.	8,753,602

		12,489,450

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – 3.3%
269,946	AdvanSix, Inc.(a)	$9,388,722
70,384	Ashland Global Holdings, Inc.	4,912,099
93,480	Cabot Corp.	5,208,706
87,316	Ingevity Corp.(a)	6,434,316
95,297	Minerals Technologies, Inc.	6,380,134

		32,323,977

	Commercial Services & Supplies – 3.6%
75,986	Clean Harbors, Inc.(a)	3,708,877
225,457	KAR Auction Services, Inc.	12,219,769
232,661	Kimball International, Inc.	3,964,543
119,323	Knoll, Inc.	2,409,131
190,190	LSC Communications, Inc.	3,318,816
183,580	Viad Corp.	9,628,771

		35,249,907

	Communications Equipment – 0.8%
279,340	Digi International, Inc.(a)	2,877,202
518,099	Viavi Solutions, Inc.(a)	5,035,922

		7,913,124

	Construction & Engineering – 0.3%
99,805	MYR Group, Inc.(a)	3,075,990

	Construction Materials – 0.4%
73,598	U.S. Concrete, Inc.(a)	4,445,319

	Consumer Finance – 0.8%
195,823	PRA Group, Inc.(a)	7,441,274

	Distributors – 0.4%
196,034	Core-Mark Holding Co., Inc.	4,167,683

	Diversified Consumer Services – 1.0%
154,140	Adtalem Global Education, Inc.(a)	7,329,357
335,361	Houghton Mifflin Harcourt Co.(a)	2,330,759

		9,660,116

	Diversified Financial Services – 0.5%
249,312	Cannae Holdings, Inc.(a)	4,702,024

	Electric Utilities – 1.2%
164,450	ALLETE, Inc.	11,881,512

	Electrical Equipment – 0.5%
228,520	TPI Composites, Inc.(a)	5,130,274

	Electronic Equipment, Instruments & Components – 4.8%
97,683	Belden, Inc.	6,734,266
190,865	II-VI, Inc.(a)	7,806,378

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
83,204	Kimball Electronics, Inc.(a)	$1,343,745
82,508	Littelfuse, Inc.	17,176,515
131,419	Methode Electronics, Inc.	5,138,483
46,883	Rogers Corp.(a)	5,604,394
181,363	Vishay Intertechnology, Inc.	3,373,352

		47,177,133

	Energy Equipment & Services – 2.3%
280,567	C&J Energy Services, Inc.(a)	7,244,240
189,817	Natural Gas Services Group, Inc.(a)	4,527,135
326,184	RPC, Inc.	5,881,098
195,592	U.S. Silica Holdings, Inc.	4,991,508

		22,643,981

	Food & Staples Retailing – 0.1%
58,340	SpartanNash Co.	1,004,031

	Food Products – 2.6%
161,073	Darling Ingredients, Inc.(a)	2,786,563
46,824	J&J Snack Foods Corp.	6,394,285
334,193	Nomad Foods Ltd.(a)	5,260,198
95,822	Post Holdings, Inc.(a)	7,259,475
523,103	SunOpta, Inc.(a)	3,714,031

		25,414,552

	Health Care Equipment & Supplies – 2.4%
162,663	Halyard Health, Inc.(a)	7,495,511
139,565	Quidel Corp.(a)	7,230,863
247,116	Varex Imaging Corp.(a)	8,841,810

		23,568,184

	Health Care Providers & Services – 0.7%
122,581	AMN Healthcare Services, Inc.(a)	6,956,472

	Hotels, Restaurants & Leisure – 3.8%
411,549	BBX Capital Corp.	3,790,366
661,715	Caesars Entertainment Corp.(a)	7,444,294
52,285	Churchill Downs, Inc.	12,760,154
17,148	Cracker Barrel Old Country Store, Inc.	2,729,962
79,269	Marriott Vacations Worldwide Corp.	10,558,631

		37,283,407

	Household Durables – 0.5%
61,399	Helen of Troy Ltd.(a)	5,341,713

	Household Products – 0.7%
415,099	HRG Group, Inc.(a)	6,844,982

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Industrial Conglomerates – 0.7%
188,386	Raven Industries, Inc.	$6,602,929

	Insurance – 3.6%
238,505	Employers Holdings, Inc.	9,647,528
120,809	First American Financial Corp.	7,089,072
127,922	ProAssurance Corp.	6,210,613
64,717	Reinsurance Group of America, Inc.	9,966,418
64,948	Stewart Information Services Corp.	2,853,815

		35,767,446

	Internet & Direct Marketing Retail – 0.3%
107,509	Liberty Interactive Corp./QVC Group, Class A(a)	2,706,002

	Internet Software & Services – 1.3%
154,223	CommerceHub, Inc., Series C(a)	3,468,475
58,747	IAC/InterActiveCorp(a)	9,186,856

		12,655,331

	IT Services – 3.8%
479,063	Conduent, Inc.(a)	8,929,734
93,053	CSG Systems International, Inc.	4,214,371
72,819	DST Systems, Inc.	6,091,309
117,102	Euronet Worldwide, Inc.(a)	9,241,690
54,566	WEX, Inc.(a)	8,546,127

		37,023,231

	Life Sciences Tools & Services – 0.4%
83,215	Cambrex Corp.(a)	4,352,144

	Machinery – 5.9%
51,326	Alamo Group, Inc.	5,640,727
67,151	Albany International Corp., Class A	4,210,368
96,052	Altra Industrial Motion Corp.	4,413,589
199,235	Columbus McKinnon Corp.	7,140,583
96,109	EnPro Industries, Inc.	7,436,915
245,084	Evoqua Water Technologies Co.(a)	5,217,838
93,199	John Bean Technologies Corp.	10,568,767
43,516	RBC Bearings, Inc.(a)	5,404,687
81,278	Standex International Corp.	7,749,857

		57,783,331

	Marine – 0.5%
59,799	Kirby Corp.(a)	4,601,533

	Media – 3.1%
128,493	Emerald Expositions Events, Inc.	2,503,044
493,618	Entercom Communications Corp., Class A	4,763,414
188,976	GCI Liberty, Inc., Class A(a)	9,989,271

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Media – continued
528,510	Gray Television, Inc.(a)	$6,712,077
97,470	John Wiley & Sons, Inc., Class A	6,208,839

		30,176,645

	Metals & Mining – 0.4%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d)	—
111,780	Haynes International, Inc.	4,148,156

		4,148,156

	Multi-Utilities – 0.7%
134,804	NorthWestern Corp.	7,252,455

	Multiline Retail – 0.3%
57,370	Big Lots, Inc.	2,497,316

	Oil, Gas & Consumable Fuels – 2.5%
78,174	Arch Coal, Inc., Class A	7,182,627
332,301	Gulfport Energy Corp.(a)	3,206,705
540,026	QEP Resources, Inc.(a)	5,286,855
908,666	SRC Energy, Inc.(a)	8,568,720

		24,244,907

	Pharmaceuticals – 1.3%
171,718	Catalent, Inc.(a)	7,050,741
182,636	Prestige Brands Holdings, Inc.(a)	6,158,486

		13,209,227

	Professional Services – 2.1%
143,330	Insperity, Inc.	9,968,602
201,536	Korn/Ferry International	10,397,242

		20,365,844

	REITs – Apartments – 0.5%
123,273	American Campus Communities, Inc.	4,760,803

	REITs – Health Care – 0.3%
168,558	Sabra Health Care REIT, Inc.	2,975,049

	REITs – Hotels – 0.4%
197,797	Hersha Hospitality Trust	3,540,566

	REITs – Mortgage – 0.6%
571,570	iStar, Inc.(a)	5,812,867

	REITs – Office Property – 0.6%
190,298	JBG SMITH Properties	6,414,946

	REITs – Shopping Centers – 1.0%
556,780	Retail Opportunity Investments Corp.	9,838,303

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	REITs – Single Tenant – 0.4%
107,615	National Retail Properties, Inc.	$4,224,965

	REITs – Storage – 0.9%
312,934	CubeSmart	8,824,739

	REITs – Warehouse/Industrials – 1.1%
115,794	CyrusOne, Inc.	5,929,811
175,985	Rexford Industrial Realty, Inc.	5,066,608

		10,996,419

	Road & Rail – 1.6%
90,297	Genesee & Wyoming, Inc., Class A(a)	6,392,125
66,061	Old Dominion Freight Line, Inc.	9,708,985

		16,101,110

	Semiconductors & Semiconductor Equipment – 3.2%
77,075	Advanced Energy Industries, Inc.(a)	4,925,092
150,147	Mellanox Technologies Ltd.(a)	10,938,209
132,532	Semtech Corp.(a)	5,175,375
233,645	Teradyne, Inc.	10,679,913

		31,718,589

	Software – 1.6%
98,604	CommVault Systems, Inc.(a)	5,640,149
364,975	TiVo Corp.	4,945,411
116,593	Verint Systems, Inc.(a)	4,966,862

		15,552,422

	Specialty Retail – 1.1%
115,825	Camping World Holdings, Inc., Class A	3,735,356
53,284	Genesco, Inc.(a)	2,163,330
318,221	Sally Beauty Holdings, Inc.(a)	5,234,736

		11,133,422

	Technology Hardware, Storage & Peripherals – 0.3%
143,486	Cray, Inc.(a)	2,970,160

	Thrifts & Mortgage Finance – 1.5%
72,343	Federal Agricultural Mortgage Corp., Class C	6,295,288
35,053	Meta Financial Group, Inc.	3,827,787
172,521	OceanFirst Financial Corp.	4,614,937

		14,738,012

	Total Common Stocks (Identified Cost $643,093,231)	952,945,721

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Closed-End Investment Companies – 0.2%
212,488	Hercules Capital, Inc. (Identified Cost $2,911,138)	$2,571,105

Principal Amount

Short-Term Investments – 3.1%
$30,149,321	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $30,152,336 on 4/02/2018 collateralized by $30,270,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $30,752,564 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $30,149,321)	30,149,321

	Total Investments – 100.2% (Identified Cost $676,153,690)	985,666,147

	Other assets less liabilities—(0.2)%	(2,393,810)

	Net Assets – 100.0%	$983,272,337

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $0. See Note 2 of Notes to Financial Statements.
(d)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at cost of $0. At March 31, 2018, the value of this security amounted to $0.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Industry Summary at March 31, 2018 (Unaudited)

Banks	17.8%
Machinery	5.9
Electronic Equipment, Instruments & Components	4.8
Hotels, Restaurants & Leisure	3.8
IT Services	3.8
Insurance	3.6
Commercial Services & Supplies	3.6
Chemicals	3.3
Semiconductors & Semiconductor Equipment	3.2
Media	3.1
Food Products	2.6
Oil, Gas & Consumable Fuels	2.5
Health Care Equipment & Supplies	2.4
Energy Equipment & Services	2.3
Professional Services	2.1
Other Investments, less than 2% each	32.3
Short-Term Investments	3.1

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.2% of Net Assets

	Aerospace & Defense – 4.9%
2,389	BWX Technologies, Inc.	$151,773
3,902	HEICO Corp.	338,733
3,968	Hexcel Corp.	256,293
4,811	Mercury Systems, Inc.(a)	232,467

		979,266

	Air Freight & Logistics – 1.8%
3,420	XPO Logistics, Inc.(a)	348,190

	Auto Components – 1.1%
2,100	LCI Industries	218,715

	Banks – 4.3%
4,934	Columbia Banking System, Inc.	206,981
8,241	Home BancShares, Inc.	187,977
2,740	UMB Financial Corp.	198,349
4,456	Western Alliance Bancorp(a)	258,938

		852,245

	Biotechnology – 3.0%
10,025	Amicus Therapeutics, Inc.(a)	150,776
12,573	Ironwood Pharmaceuticals, Inc.(a)	194,001
3,032	Neurocrine Biosciences, Inc.(a)	251,444

		596,221

	Capital Markets – 4.7%
1,274	MarketAxess Holdings, Inc.	277,019
1,675	MSCI, Inc.	250,362
3,176	SEI Investments Co.	237,914
2,785	Stifel Financial Corp.	164,955

		930,250

	Chemicals – 1.1%
2,955	Ingevity Corp.(a)	217,754

	Commercial Services & Supplies – 3.6%
5,613	Healthcare Services Group, Inc.	244,053
4,829	KAR Auction Services, Inc.	261,732
6,686	Ritchie Bros. Auctioneers, Inc.	210,408

		716,193

	Consumer Finance – 0.6%
10,200	SLM Corp.(a)	114,342

	Diversified Consumer Services – 3.6%
3,462	Bright Horizons Family Solutions, Inc.(a)	345,231
3,433	Grand Canyon Education, Inc.(a)	360,190

		705,421

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Telecommunication Services – 1.2%
5,529	Cogent Communications Holdings, Inc.	$239,959

	Electrical Equipment – 1.1%
4,937	Generac Holdings, Inc.(a)	226,658

	Electronic Equipment, Instruments & Components – 3.7%
2,991	FLIR Systems, Inc.	149,580
6,049	National Instruments Corp.	305,898
508	Rogers Corp.(a)	60,726
6,362	Trimble, Inc.(a)	228,269

		744,473

	Energy Equipment & Services – 1.5%
3,417	Dril-Quip, Inc.(a)	153,082
5,445	Oil States International, Inc.(a)	142,659

		295,741

	Food & Staples Retailing – 1.0%
8,395	Sprouts Farmers Market, Inc.(a)	197,031

	Food Products – 1.0%
5,037	Blue Buffalo Pet Products, Inc.(a)	200,523

	Health Care Equipment & Supplies – 6.6%
590	ABIOMED, Inc.(a)	171,684
1,192	Cantel Medical Corp.	132,801
4,853	Merit Medical Systems, Inc.(a)	220,083
2,426	Penumbra, Inc.(a)	280,567
1,699	STERIS PLC	158,619
1,707	West Pharmaceutical Services, Inc.	150,711
9,650	Wright Medical Group NV(a)	191,456

		1,305,921

	Health Care Providers & Services – 3.1%
5,338	HealthEquity, Inc.(a)	323,163
1,488	WellCare Health Plans, Inc.(a)	288,121

		611,284

	Health Care Technology – 2.4%
5,097	Cotiviti Holdings, Inc.(a)	175,541
4,053	Veeva Systems, Inc., Class A(a)	295,950

		471,491

	Hotels, Restaurants & Leisure – 4.5%
16,178	Arcos Dorados Holdings, Inc., Class A	148,029
8,729	Planet Fitness, Inc., Class A(a)	329,694
2,603	Texas Roadhouse, Inc.	150,402
1,229	Vail Resorts, Inc.	272,469

		900,594

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Internet Software & Services – 2.7%
5,196	GTT Communications, Inc.(a)	$294,613
3,065	j2 Global, Inc.	241,890

		536,503

	IT Services – 4.9%
5,050	Black Knight, Inc.(a)	237,855
2,350	Broadridge Financial Solutions, Inc.	257,772
2,139	EPAM Systems, Inc.(a)	244,958
1,916	Gartner, Inc.(a)	225,360

		965,945

	Life Sciences Tools & Services – 1.5%
2,594	ICON PLC(a)	306,455

	Machinery – 7.2%
5,010	Altra Industrial Motion Corp.	230,209
8,325	Gardner Denver Holdings, Inc.(a)	255,411
2,292	John Bean Technologies Corp.	259,913
1,588	Middleby Corp. (The)(a)	196,579
4,868	Sun Hydraulics Corp.	260,730
1,761	WABCO Holdings, Inc.(a)	235,745

		1,438,587

	Media – 1.3%
6,296	Live Nation Entertainment, Inc.(a)	265,313

	Oil, Gas & Consumable Fuels – 1.2%
1,817	Diamondback Energy, Inc.(a)	229,887

	Professional Services – 3.4%
1,061	CoStar Group, Inc.(a)	384,804
5,207	TransUnion(a)	295,653

		680,457

	Real Estate Management & Development – 1.1%
3,111	First Service Corp.	227,663

	Semiconductors & Semiconductor Equipment – 2.1%
2,732	Advanced Energy Industries, Inc.(a)	174,575
2,653	Silicon Laboratories, Inc.(a)	238,504

		413,079

	Software – 12.9%
2,648	Blackbaud, Inc.	269,593
7,645	Callidus Software, Inc.(a)	274,838
3,708	Guidewire Software, Inc.(a)	299,718
3,076	HubSpot, Inc.(a)	333,131
3,648	Paylocity Holding Corp.(a)	186,887

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Software – continued
4,341	PTC, Inc.(a)	$338,641
4,498	Talend S.A., ADR(a)	216,444
950	Tyler Technologies, Inc.(a)	200,412
1,103	Ultimate Software Group, Inc. (The)(a)	268,801
3,481	Zendesk, Inc.(a)	166,635

		2,555,100

	Specialty Retail – 1.3%
4,973	Floor & Decor Holdings, Inc., Class A(a)	259,193

	Textiles, Apparel & Luxury Goods – 1.8%
1,554	Carter’s, Inc.	161,771
2,512	Columbia Sportswear Co.	191,992

		353,763

	Trading Companies & Distributors – 1.0%
10,604	BMC Stock Holdings, Inc.(a)	207,308

	Total Common Stocks (Identified Cost $15,298,223)	19,311,525

Principal Amount

Short-Term Investments – 3.0%
$593,211	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900%, to be repurchased at $593,270 on 4/02/2018 collateralized by $600,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $609,565 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $593,211)	593,211

	Total Investments – 100.2% (Identified Cost $15,891,434)	19,904,736
	Other assets less liabilities—(0.2)%	(47,319)

	Net Assets – 100.0%	$19,857,417

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
SLM	Sallie Mae

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Industry Summary at March 31, 2018 (Unaudited)

Software	12.9%
Machinery	7.2
Health Care Equipment & Supplies	6.6
Aerospace & Defense	4.9
IT Services	4.9
Capital Markets	4.7
Hotels, Restaurants & Leisure	4.5
Banks	4.3
Electronic Equipment, Instruments & Components	3.7
Commercial Services & Supplies	3.6
Diversified Consumer Services	3.6
Professional Services	3.4
Health Care Providers & Services	3.1
Biotechnology	3.0
Internet Software & Services	2.7
Health Care Technology	2.4
Semiconductors & Semiconductor Equipment	2.1
Other Investments, less than 2% each	19.6
Short-Term Investments	3.0

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$903,831,329	$676,153,690	$15,891,434
Net unrealized appreciation	388,424,261	309,512,457	4,013,302

Investments at value	1,292,255,590	985,666,147	19,904,736
Cash	55,317	126,678	759
Receivable for Fund shares sold	1,187,841	1,139,792	17,578
Receivable for securities sold	5,327,889	2,381,156	330,477
Dividends and interest receivable	172,439	692,412	7,385
Prepaid expenses (Note 7)	131	130	1

TOTAL ASSETS	1,298,999,207	990,006,315	20,260,936

LIABILITIES
Payable for securities purchased	14,683,305	4,843,866	350,140
Payable for Fund shares redeemed	460,506	951,956	—
Management fees payable (Note 5)	828,633	618,167	6,229
Deferred Trustees’ fees (Note 5)	149,291	212,874	17,170
Administrative fees payable (Note 5)	49,399	37,957	773
Payable to distributor (Note 5d)	12,203	10,220	4
Other accounts payable and accrued expenses	61,300	58,938	29,203

TOTAL LIABILITIES	16,244,637	6,733,978	403,519

NET ASSETS	$1,282,754,570	$983,272,337	$19,857,417

NET ASSETS CONSIST OF:
Paid-in capital	$861,545,858	$616,851,524	$15,303,815
Accumulated net investment loss/Distributions in excess of net investment income	(8,406,958)	(18,439)	(91,981)
Accumulated net realized gain on investments	41,191,409	56,926,795	632,281
Net unrealized appreciation on investments	388,424,261	309,512,457	4,013,302

NET ASSETS	$1,282,754,570	$983,272,337	$19,857,417

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$780,760,502	$584,940,734	$19,857,417

Shares of beneficial interest	29,336,696	17,496,912	1,463,128

Net asset value, offering and redemption price per share	$26.61	$33.43	$13.57

Retail Class:
Net assets	$110,372,430	$225,247,368	$—

Shares of beneficial interest	4,491,936	6,847,492	—

Net asset value, offering and redemption price per share	$24.57	$32.89	$—

Admin Class shares:
Net assets	$—	$26,263,184	$—

Shares of beneficial interest	—	831,339	—

Net asset value, offering and redemption price per share	$—	$31.59	$—

Class N shares:
Net assets	$391,621,638	$146,821,051	$—

Shares of beneficial interest	14,627,039	4,389,115	—

Net asset value, offering and redemption price per share	$26.77	$33.45	$—

See accompanying notes to financial statements.

27  |

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$2,647,714	$6,403,521	$45,094
Interest	116,467	40,499	2,048
Less net foreign taxes withheld	—	(21,023)	(390)

	2,764,181	6,422,997	46,752

Expenses
Management fees (Note 5)	4,720,320	3,940,366	67,946
Service and distribution fees (Note 5)	136,486	374,949	—
Administrative fees (Note 5)	278,802	232,727	4,013
Trustees’ fees and expenses (Note 5)	32,216	32,981	8,681
Transfer agent fees and expenses (Notes 5 and 6)	564,383	419,585	598
Audit and tax services fees	18,158	18,670	18,303
Custodian fees and expenses	19,858	15,832	2,538
Legal fees	10,900	9,310	149
Registration fees	56,327	64,113	10,168
Shareholder reporting expenses	48,551	63,477	1,736
Miscellaneous expenses (Note 7)	22,119	21,739	4,773

Total expenses	5,908,120	5,193,749	118,905
Less waiver and/or expense reimbursement (Note 5)	—	(133,863)	(41,899)

Net expenses	5,908,120	5,059,886	77,006

Net investment income (loss)	(3,143,939)	1,363,111	(30,254)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	52,690,019	70,231,724	1,044,486
Net change in unrealized appreciation (depreciation) on:
Investments	63,835,303	(62,941,819)	597,281

Net realized and unrealized gain on investments	116,525,322	7,289,905	1,641,767

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,381,383	$8,653,016	$1,611,513

See accompanying notes to financial statements.

|  28

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income (loss)	$(3,143,939)	$(5,572,322)	$1,363,111	$3,245,976
Net realized gain on investments	52,690,019	135,932,255	70,231,724	115,058,075
Net change in unrealized appreciation (depreciation) on investments	63,835,303	112,076,460	(62,941,819)	73,375,443

Net increase in net assets resulting from operations	113,381,383	242,436,393	8,653,016	191,679,494

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	—	(871,983)	(2,669,796)
Retail Class	—	—	—	(383,151)
Class N	—	—	(299,261)	(394,109)
Net realized capital gains
Institutional Class	(93,157,470)	—	(72,854,281)	(52,752,875)
Retail Class	(13,096,336)	—	(27,201,028)	(20,871,880)
Admin Class	—	—	(3,453,473)	(3,598,566)
Class N	(35,428,773)	—	(16,171,099)	(6,619,873)

Total distributions	(141,682,579)	—	(120,851,125)	(87,290,250)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	100,056,963	(159,223,554)	12,140,932	(55,801,811)

Net increase (decrease) in net assets	71,755,767	83,212,839	(100,057,177)	48,587,433
NET ASSETS
Beginning of the period	1,210,998,803	1,127,785,964	1,083,329,514	1,034,742,081

End of the period	$1,282,754,570	$1,210,998,803	$983,272,337	$1,083,329,514

ACCUMULATED NET INVESTMENT LOSS/DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(8,406,958)	$(5,263,019)	$(18,439)	$(210,306)

See accompanying notes to financial statements.

29  |

Statements of Changes in Net Assets – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income (loss)	$(30,254)	$1,597
Net realized gain on investments	1,044,486	678,497
Net change in unrealized appreciation (depreciation) on investments	597,281	2,355,415

Net increase in net assets resulting from operations	1,611,513	3,035,509

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	(22,881)

Total distributions	—	(22,881)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	3,653,715	(394,862)

Net increase in net assets	5,265,228	2,617,766
NET ASSETS
Beginning of the period	14,592,189	11,974,423

End of the period	$19,857,417	$14,592,189

ACCUMULATED NET INVESTMENT LOSS/DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(91,981)	$(61,727)

See accompanying notes to financial statements.

|  30

Financial Highlights

For a share outstanding throughout each period.

	Small Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$27.37		$22.03	$22.22	$24.27	$26.35		$19.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)		(0.12)	(0.09)	(0.14)	(0.16	)(b)	(0.15	)(c)
Net realized and unrealized gain (loss)	2.51		5.46	1.59	1.63	(0.09)		7.33

Total from Investment Operations	2.44		5.34	1.50	1.49	(0.25)		7.18

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	—		—
Net realized capital gains	(3.20)		—	(1.69)	(3.54)	(1.83)		—

Total Distributions	(3.20)		—	(1.69)	(3.54)	(1.83)		—

Net asset value, end of the period	$26.61		$27.37	$22.03	$22.22	$24.27		$26.35

Total return	9.45	%(d)	24.24%	6.92%	5.78%	(1.31	)%(b)	37.45	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$780,761		$824,103	$812,383	$800,883	$852,131		$914,000
Net expenses	0.95	%(e)	0.95%	0.95%	0.94%	0.94%		0.94%
Gross expenses	0.95	%(e)	0.95%	0.95%	0.94%	0.94%		0.94%
Net investment loss	(0.52	)%(e)	(0.49)%	(0.41)%	(0.57)%	(0.63	)%(b)	(0.70	)%(c)
Portfolio turnover rate	18%		45%	56%	78%	63%		56%

(a)	Per share net Investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.17), total return would have been (1.35)% and the ratio of net investment loss to average net assets would have been (0.66)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), total return would have been 37.40% and the ratio of net investment loss to average net assets would have been (0.75)%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

31  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Retail Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$25.53		$20.61	$20.93	$23.10	$25.23		$18.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)		(0.16)	(0.13)	(0.19)	(0.22	)(b)	(0.20	)(c)
Net realized and unrealized gain (loss)	2.34		5.08	1.50	1.56	(0.08)		7.02

Total from Investment Operations	2.24		4.92	1.37	1.37	(0.30)		6.82

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	—		—
Net realized capital gains	(3.20)		—	(1.69)	(3.54)	(1.83)		—

Total Distributions	(3.20)		—	(1.69)	(3.54)	(1.83)		—

Net asset value, end of the period	$24.57		$25.53	$20.61	$20.93	$23.10		$25.23

Total return	9.34	%(d)	23.93%	6.61%	5.58%	(1.58	)%(b)	37.05	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$110,372		$107,387	$118,670	$162,906	$175,393		$211,724
Net expenses	1.20	%(e)	1.20%	1.20%	1.19%	1.21%		1.25	%(f)
Gross expenses	1.20	%(e)	1.20%	1.20%	1.19%	1.21%		1.25	%(f)
Net investment loss	(0.76	)%(e)	(0.73)%	(0.66)%	(0.82)%	(0.90	)%(b)	(0.99	)%(c)
Portfolio turnover rate	18%		45%	56%	78%	63%		56%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.23), total return would have been (1.58)% and the ratio of net investment loss to average net assets would have been (0.93)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.21), total return would have been 36.99% and the ratio of net investment loss to average net assets would have been (1.05)%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  32

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Class N
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$27.50		$22.11	$22.27	$24.29	$26.36		$20.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.09)	(0.06)	(0.12)	(0.14	)(b)	(0.11)
Net realized and unrealized gain (loss)	2.52		5.48	1.59	1.64	(0.10)		6.25

Total from Investment Operations	2.47		5.39	1.53	1.52	(0.24)		6.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	—		—
Net realized capital gains	(3.20)		—	(1.69)	(3.54)	(1.83)		—

Total Distributions	(3.20)		—	(1.69)	(3.54)	(1.83)		—

Net asset value, end of the period	$26.77		$27.50	$22.11	$22.27	$24.29		$26.36

Total return	9.52	%(c)	24.38%	7.05%	5.92%	(1.27	)%(b)	30.37	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$391,622		$279,508	$196,733	$162,591	$15,080		$7,580
Net expenses	0.83	%(d)	0.82%	0.83%	0.83%	0.83%		0.83	%(d)
Gross expenses	0.83	%(d)	0.82%	0.83%	0.83%	0.83%		0.83	%(d)
Net investment loss	(0.36	)%(d)	(0.39)%	(0.29)%	(0.51)%	(0.53	)%(b)	(0.63	)%(d)
Portfolio turnover rate	18%		45%	56%	78%	63%		56%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14), total return would have been (1.31)% and the ratio of net investment loss to average net assets would have been (0.56)%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

33  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$37.37		$33.78	$32.19	$36.40	$37.42	$29.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.13	0.17	0.27	0.20	0.20
Net realized and unrealized gain (loss)	0.30		6.36	4.82	0.49	2.18	8.41

Total from Investment Operations	0.36		6.49	4.99	0.76	2.38	8.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.14)	(0.22)	(0.22)	(0.10)	(0.30)
Net realized capital gains	(4.25)		(2.76)	(3.18)	(4.75)	(3.30)	(0.03)

Total Distributions	(4.30)		(2.90)	(3.40)	(4.97)	(3.40)	(0.33)

Net asset value, end of the period	$33.43		$37.37	$33.78	$32.19	$36.40	$37.42

Total return(b)	0.67	%(c)	19.68%	16.75%	1.20%	6.17%	29.82%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$584,941		$665,229	$654,501	$666,107	$730,901	$733,512
Net expenses(d)	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.93	%(e)	0.93%	0.93%	0.92%	0.91%	0.91%
Net investment income	0.32	%(e)	0.37%	0.52%	0.75%	0.53%	0.61%
Portfolio turnover rate	8%		25%	22%	22%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  34

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Retail Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$36.83		$33.33	$31.78	$35.98	$37.03	$28.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.04	0.08	0.18	0.10	0.12
Net realized and unrealized gain (loss)	0.30		6.27	4.77	0.48	2.16	8.32

Total from Investment Operations	0.31		6.31	4.85	0.66	2.26	8.44

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)	(0.12)	(0.11)	(0.01)	(0.22)
Net realized capital gains	(4.25)		(2.76)	(3.18)	(4.75)	(3.30)	(0.03)

Total Distributions	(4.25)		(2.81)	(3.30)	(4.86)	(3.31)	(0.25)

Net asset value, end of the period	$32.89		$36.83	$33.33	$31.78	$35.98	$37.03

Total return(b)	0.53	%(c)	19.38%	16.47%	0.94%	5.90%	29.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$225,247		$251,405	$267,936	$306,360	$358,698	$403,475
Net expenses(d)	1.15	%(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.18	%(e)	1.18%	1.18%	1.17%	1.20%	1.22%
Net investment income	0.07	%(e)	0.12%	0.27%	0.50%	0.28%	0.37%
Portfolio turnover rate	8%		25%	22%	22%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Admin Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$35.58		$32.31	$30.88		$35.06		$36.24	$28.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)		(0.04)	0.01		0.09		0.01	0.04
Net realized and unrealized gain (loss)	0.29		6.07	4.62		0.48		2.11	8.15

Total from Investment Operations	0.26		6.03	4.63		0.57		2.12	8.19

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.02)		(0.00	)(b)	—	(0.14)
Net realized capital gains	(4.25)		(2.76)	(3.18)		(4.75)		(3.30)	(0.03)

Total Distributions	(4.25)		(2.76)	(3.20)		(4.75)		(3.30)	(0.17)

Net asset value, end of the period	$31.59		$35.58	$32.31		$30.88		$35.06	$36.24

Total return(c)	0.41	%(d)	19.10%	16.19%		0.71%		5.63%	29.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$26,263		$30,533	$43,973		$45,762		$61,791	$74,892
Net expenses(e)	1.40	%(f)	1.40%	1.39	%(g)	1.38	%(h)	1.40%	1.40%
Gross expenses	1.43	%(f)	1.43%	1.42	%(g)	1.40	%(h)	1.51%	1.52%
Net investment income (loss)	(0.18	)%(f)	(0.11)%	0.03%		0.28%		0.02%	0.11%
Portfolio turnover rate	8%		25%	22%		22%		23%	22%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%.
(h)	Includes refund of prior year service fee of 0.02%.

See accompanying notes to financial statements.

|  36

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Class N
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$37.41		$33.81	$32.22	$36.44		$37.44		$32.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.15	0.19	0.27		0.23		0.06
Net realized and unrealized gain (loss)	0.30		6.37	4.83	0.50		2.18		5.30

Total from Investment Operations	0.37		6.52	5.02	0.77		2.41		5.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.16)	(0.25)	(0.24)		(0.11)		—
Net realized capital gains	(4.25)		(2.76)	(3.18)	(4.75)		(3.30)		—

Total Distributions	(4.33)		(2.92)	(3.43)	(4.99)		(3.41)		—

Net asset value, end of the period	$33.45		$37.41	$33.81	$32.22		$36.44		$37.44

Total return	0.69	%(b)	19.78%	16.84%	1.25%		6.25	%(c)	16.71	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$146,821		$136,162	$68,332	$38,555		$2,568		$1
Net expenses	0.84	%(d)	0.83%	0.83%	0.83	%(e)	0.85	%(f)	0.85	%(d)(f)
Gross expenses	0.84	%(d)	0.83%	0.83%	0.83	%(e)	0.89%		14.45	%(d)
Net investment income	0.39	%(d)	0.44%	0.61%	0.76%		0.60%		0.27	%(d)
Portfolio turnover rate	8%		25%	22%	22%		23%		22%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

37  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015*
Net asset value, beginning of the period	$12.31		$9.73	$9.05	$10.00

Income (loss) from Investment Operations:
Net investment income (loss)(a)	(0.02)		0.00 (b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	1.28		2.60	0.70	(0.94)

Total from Investment Operations	1.26		2.60	0.68	(0.95)

Less Distributions From:
Net investment income	—		(0.02)	—	—

Total Distributions	—		(0.02)	—	—

Net asset value, end of the period	$13.57		$12.31	$9.73	$9.05

Total return(c)	10.24	%(d)	26.74%	7.51%	(9.50	)%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$19,857		$14,592	$11,974	$9,242
Net expenses(e)	0.85	%(f)	0.85%	0.85%	0.85	%(f)
Gross expenses	1.31	%(f)	1.57%	1.75%	2.65	%(f)
Net investment income (loss)	(0.33	)%(f)	0.01%	(0.22)%	(0.53	)%(f)
Portfolio turnover rate	20%		49%	53%	14%

*	From commencement of operations on June 30, 2015 through September 30, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

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Notes to Financial Statements

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1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. Small Cap Growth Fund continues to offer Institutional Class, Retail Class and Class N shares to existing investors. Effective November 27, 2017, Small Cap Value Fund re-opened to new investors. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Small Cap Growth Fund and Small Cap Value Fund and $1,000,000 for Small/Mid Cap Growth Fund. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

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2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of

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bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the

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difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a

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Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, distributions in excess of income and/or capital gain, distribution re-designations, and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$—	$—
Small Cap Value Fund	3,961,114	83,329,136	87,290,250
Small/Mid Cap Growth Fund	22,881	—	22,881

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2017, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$(407,754)

Late-year ordinary and post-October capital loss deferrals*	$(5,115,753)	$(1,516,032)	$(45,842)

*

Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as

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applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund and Small/Mid Cap Growth Fund are deferring net operating losses. Small Cap Value Fund is deferring capital losses.

As of March 31, 2018, the cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$903,831,329	$676,153,690	$15,891,434

Gross tax appreciation	$402,253,657	$342,033,026	$4,254,012
Gross tax depreciation	(13,829,396)	(32,520,569)	(240,710)

Net tax appreciation	$388,424,261	$309,512,457	$4,013,302

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds

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may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2018, none of the Funds had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,242,669,038	$—	$—	$1,242,669,038
Short-Term Investments	—	49,586,552	—	49,586,552

Total	$1,242,669,038	$49,586,552	$—	$1,292,255,590

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$952,945,721	$—	$—	$952,945,721
Closed-End Investment Companies	2,571,105	—	—	2,571,105
Short-Term Investments	—	30,149,321	—	30,149,321

Total	$955,516,826	$30,149,321	$—	$985,666,147

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$19,311,525	$—	$—	$19,311,525
Short-Term Investments	—	593,211	—	593,211

Total	$19,311,525	$593,211	$—	$19,904,736

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

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4.  Purchases and Sales of Securities. For the six months ended March 31, 2018, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$219,083,317	$259,114,744
Small Cap Value Fund	82,376,399	204,625,771
Small/Mid Cap Growth Fund	6,973,665	3,469,074

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2018, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	—

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such

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waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2018, the management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$4,720,320	$—	$4,720,320	0.75%	0.75%
Small Cap Value Fund	3,940,366	—	3,940,366	0.75%	0.75%
Small/Mid Cap Growth Fund	67,946	41,899	26,047	0.75%	0.29%

For the six months ended March 31, 2018, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$93,797	$35,672	$4,394	$—	$133,863

1 Waivers/expense reimbursements are subject to possible recovery until September 30, 2019.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

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Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2018, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$136,486	$—
Small Cap Value Fund	37,034	300,881	37,034

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$278,802
Small Cap Value Fund	232,727
Small/Mid Cap Growth Fund	4,013

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping,

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processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$554,906
Small Cap Value Fund	404,897
Small/Mid Cap Growth Fund	144

As of March 31, 2018, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$12,203
Small Cap Value Fund	10,220
Small/Mid Cap Growth Fund	4

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or

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March 31, 2018 (Unaudited)

she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2018, Natixis and affiliates, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Pension Plan	Retirement Plan	Natixis	Total Affiliated Ownership
Small Cap Growth Fund	0.25%	1.55%	—	1.80%
Small Cap Value Fund	0.31%	3.04%	—	3.35%
Small/Mid Cap Growth Fund	—	14.97%	55.25%	70.22%

Investment activities of affiliated shareholders could have material impacts on the Funds.

51  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

6.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2018, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$497,099	$66,764	$—	$520
Small Cap Value Fund	293,930	111,623	13,742	290
Small/Mid Cap Growth Fund	598	—	—	—

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2018, none of the Funds had borrowings under this agreement.

Effective April 12, 2018, the line of credit with Citibank, N.A. expired, and the Funds, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

|  52

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

8.   Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended March 31, 2018, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$16,641
Small Cap Value Fund	17,330
Small/Mid Cap Growth Fund	216

Effective March 9, 2018, the brokerage commission recapture program was terminated.

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non- Affiliated Account Holders	Percentage of Non- Affiliated Ownership	Percentage of Affiliated Ownership (Note 5f)	Total Percentage of Ownership
Small Cap Growth Fund	2	34.87%	—	34.87%
Small Cap Value Fund	2	18.67%	—	18.67%
Small/Mid Cap Growth Fund	—	—	70.22%	70.22%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

53  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund
	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,250,951	$60,860,326	4,034,738	$97,151,691
Issued in connection with the reinvestment of distributions	3,526,960	89,866,953	—	—
Redeemed	(6,554,124)	(175,016,242)	(10,793,297)	(256,866,078)

Net change	(776,213)	$(24,288,963)	(6,758,559)	$(159,714,387)

Retail Class
Issued from the sale of shares	524,794	$13,262,209	692,134	$15,704,343
Issued in connection with the reinvestment of distributions	555,428	13,074,766	—	—
Redeemed	(794,448)	(19,979,869)	(2,244,929)	(49,573,803)

Net change	285,774	$6,357,106	(1,552,795)	$(33,869,460)

Class N
Issued from the sale of shares	3,769,019	$101,262,479	3,855,688	$94,799,081
Issued in connection with the reinvestment of distributions	1,378,059	35,305,861	—	—
Redeemed	(684,452)	(18,579,520)	(2,588,567)	(60,438,788)

Net change	4,462,626	$117,988,820	1,267,121	$34,360,293

Increase (decrease) from capital share transactions	3,972,187	$100,056,963	(7,044,233)	$(159,223,554)

	Small Cap Value Fund
	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,552,717	$54,666,987	3,564,958	$126,242,963
Issued in connection with the reinvestment of distributions	2,049,039	70,363,994	1,505,162	53,252,622
Redeemed	(3,905,591)	(137,618,447)	(6,645,676)	(233,677,752)

Net change	(303,835)	$(12,587,466)	(1,575,556)	$(54,182,167)

|  54

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

10.  Capital Shares – continued.

	Small Cap Value Fund – continued
	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	149,376	$5,257,671	616,632	$21,554,720
Issued in connection with the reinvestment of distributions	802,859	27,144,677	607,283	21,218,469
Redeemed	(930,407)	(33,257,889)	(2,437,522)	(85,099,728)

Net change	21,828	$(855,541)	(1,213,607)	$(42,326,539)

Admin Class
Issued from the sale of shares	123,397	$4,123,032	220,759	$7,434,300
Issued in connection with the reinvestment of distributions	78,301	2,544,008	80,992	2,738,330
Redeemed	(228,564)	(7,645,854)	(804,540)	(27,089,959)

Net change	(26,866)	$(978,814)	(502,789)	$(16,917,329)

Class N
Issued from the sale of shares	566,380	$20,733,254	1,948,540	$69,188,229
Issued in connection with the reinvestment of distributions	479,347	16,470,360	198,135	7,013,982
Redeemed	(296,708)	(10,640,861)	(527,853)	(18,577,987)

Net change	749,019	$26,562,753	1,618,822	$57,624,224

Increase (decrease) from capital share transactions	440,146	$12,140,932	(1,673,130)	$(55,801,811)

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	395,934	$5,242,738	183,187	$1,981,855
Issued in connection with the reinvestment of distributions	—	—	2,259	22,881
Redeemed	(118,288)	(1,589,023)	(230,300)	(2,399,598)

Increase (decrease) from capital share transactions	277,646	$3,653,715	(44,854)	$(394,862)

55  |

Additional Information

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Trust was held on December 4, 2017 to consider a proposal to elect thirteen Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds I

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,046,693,133.34	15,163,366.07
Kenneth A. Drucker	1,045,641,428.27	16,215,071.15
Edmond J. English	1,046,277,137.68	15,579,361.74
David L. Giunta	1,046,496,391.62	15,360,107.79
Richard A. Goglia	1,046,269,146.27	15,587,353.15
Wendell J. Knox	1,045,976,095.92	15,880,403.49
Martin T. Meehan	1,046,154,669.52	15,701,829.89
Maureen B. Mitchell	1,047,019,476.25	14,837,023.17
Sandra O. Moose**	1,045,973,479.27	15,883,020.14
James P. Palermo	1,046,549,375.30	15,307,124.11
Erik R. Sirri	1,046,440,355.81	15,416,143.60
Peter J. Smail	1,046,053,910.90	15,802,588.52
Cynthia L. Walker	1,047,362,231.11	14,494,268.31

*	Trust-wide voting results.

**	Ms. Moose retired as a Trustee effective January 1, 2018.

Loomis Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,650,323,196.06	13,951,932.67
Kenneth A. Drucker	1,649,298,883.81	14,976,244.92
Edmond J. English	1,650,162,849.38	14,112,279.34
David L. Giunta	1,649,705,816.93	14,569,311.79
Richard A. Goglia	1,650,200,499.41	14,074,629.32
Wendell J. Knox	1,649,845,960.13	14,429,168.60
Martin T. Meehan	1,649,803,233.76	14,471,894.97
Maureen B. Mitchell	1,650,894,337.38	13,380,791.35
Sandra O. Moose**	1,649,617,852.02	14,657,276.71
James P. Palermo	1,650,208,171.55	14,066,957.18
Erik R. Sirri	1,649,620,219.44	14,654,909.29
Peter J. Smail	1,650,200,577.97	14,074,550.76
Cynthia L. Walker	1,651,179,641.66	13,095,487.07

*	Trust-wide voting results.

**	Ms. Moose retired as a Trustee effective January 1, 2018.

|  56

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to

		Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David Giunta
Name:	David Giunta
Title:	Chief Executive Officer
Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	Chief Executive Officer
Date:	May 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 21, 2018